UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2011

Date of reporting period: February 29, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Adjustable Rate Government Fund

Semi-Annual Report

February 29, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Adjustable Rate Government Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low.

Letter to Shareholders	Wells Fargo Advantage Adjustable Rate Government Fund	3

Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

4	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

FUND INCEPTION

October 1, 1991

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
FNMA, 2.62%, 10/1/2033	2.54%
FHLMC Series T-67 Class 1A1C, 3.12%, 3/25/2036	1.98%
FNMA, 2.84%, 11/1/2035	1.85%
FNMA Series 2003-W18 Class 2A, 3.51%, 6/25/2043	1.75%
FHLMC Series T-67 Class 2A1C, 3.08%, 3/25/2036	1.72%
FHLMC, 2.50%, 9/1/2030	1.62%
FNMA, 2.41%, 12/1/2040	1.39%
FNMA, 2.59%, 1/1/2036	1.34%
FNMA Series 2006-W1 Class 3A, 2.33%, 10/25/2045	1.28%
FNMA Series 2002-66 Class A3, 3.20%, 4/25/2042	1.26%

PORTFOLIO ALLOCATION[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Adjustable Rate Government Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (ESAAX)	06/30/2000	(1.28)	(0.26)	2.38	2.61	0.78	1.82	2.80	2.82	0.88%	0.74%
Class B (ESABX)**	06/30/2000	(1.10)	(0.55)	2.21	2.52	0.40	0.95	2.21	2.52	1.63%	1.49%
Class C (ESACX)	06/30/2000	(0.60)	(0.05)	2.03	2.07	0.40	0.95	2.03	2.07	1.63%	1.49%
Administrator Class (ESADX)	07/30/2010					0.84	1.97	2.94	2.98	0.82%	0.60%
Institutional Class (EKIZX)	10/01/1991					0.90	1.97	3.06	3.09	0.55%	0.49%
Barclays 6-Month Treasury Bill Index[6]						0.04	0.23	1.91	2.27

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclay’s monthly rebalancing conventions. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,007.76	$3.69	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%
Class B
Actual	$1,000.00	$1,004.00	$7.42	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Class C
Actual	$1,000.00	$1,004.01	$7.42	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Administrator Class
Actual	$1,000.00	$1,008.45	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,009.01	$2.45	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.46	0.49%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 96.92%
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	8.48%	12/15/2039	$1,668,356	$1,667,539
FHLB ±	2.27	08/01/2033	4,336,782	4,564,821
FHLB ±	2.42	08/01/2035	403,500	410,016
FHLB ±	2.43	12/01/2034	8,500,908	8,951,117
FHLB ±	2.46	05/01/2034	4,503,752	4,763,546
FHLB ±	2.50	06/01/2035	6,308,671	6,715,154
FHLB ±	2.50	05/01/2033	498,045	508,928
FHLB ±	2.56	06/01/2026	2,552,666	2,740,267
FHLB ±	2.59	07/01/2034	2,028,658	2,153,551
FHLB ±	2.85	06/01/2032	272,500	275,353
FHLB ±	3.33	06/01/2029	2,493,709	2,651,095
FHLB ±	4.31	06/01/2035	3,262,104	3,438,856
FHLMC ±	2.19	01/01/2037	4,838,227	5,087,683
FHLMC ±	2.20	01/01/2023	79,277	81,964
FHLMC ±	2.24	03/01/2020	3,560	3,583
FHLMC ±	2.25	07/01/2030	34,882	36,215
FHLMC ±	2.25	01/01/2029	31,207	31,995
FHLMC ±	2.25	02/01/2035	3,065,679	3,217,208
FHLMC ±	2.27	05/01/2020	2,193	2,203
FHLMC ±	2.29	08/01/2034	3,139,435	3,289,695
FHLMC ±	2.29	05/01/2028	643,295	673,783
FHLMC ±	2.34	01/01/2030	61,343	64,875
FHLMC ±	2.34	10/01/2033	4,237,218	4,480,542
FHLMC ±	2.35	10/01/2033	72,918	76,639
FHLMC ±	2.35	02/01/2034	2,759,100	2,909,165
FHLMC ±	2.36	08/01/2036	7,938,392	8,359,971
FHLMC ±	2.38	12/01/2032	3,959,530	4,177,880
FHLMC ±	2.38	02/01/2036	3,814,196	4,023,106
FHLMC ±	2.38	07/01/2019	2,717	2,732
FHLMC ±	2.38	08/01/2036	8,932,717	9,470,841
FHLMC ±	2.40	11/01/2029	228,324	241,574
FHLMC ±	2.40	05/01/2025	129,991	137,861
FHLMC ±	2.41	02/01/2034	6,229,393	6,579,513
FHLMC ±	2.41	11/01/2036	2,397,220	2,537,922
FHLMC ±	2.41	04/01/2034	7,498,594	7,914,808
FHLMC ±	2.41	12/01/2032	6,745,872	7,127,269
FHLMC ±	2.42	02/01/2035	8,700,924	9,176,689
FHLMC ±	2.42	04/01/2035	2,217,597	2,347,372
FHLMC ±	2.43	11/01/2027	1,365,862	1,448,937
FHLMC ±	2.43	11/01/2029	543,339	575,361
FHLMC ±	2.43	09/01/2035	4,516,898	4,744,412
FHLMC ±	2.43	03/01/2037	8,450,311	8,920,747
FHLMC ±	2.43	03/01/2027	378,742	401,171
FHLMC ±	2.44	07/01/2024	64,215	66,599
FHLMC ±	2.44	09/01/2030	960,351	1,016,221
FHLMC ±	2.45	08/01/2027	13,102	13,214
FHLMC ±	2.45	08/01/2035	2,286,845	2,413,964
FHLMC ±	2.45	10/01/2035	8,377,171	8,816,634
FHLMC ±	2.47	09/01/2016	9,936	10,031
FHLMC ±	2.47	11/01/2016	168,962	174,389

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.47%	07/01/2018	$6,099	$6,201
FHLMC ±	2.47	01/01/2019	14,009	14,475
FHLMC ±	2.47	02/01/2019	19,136	19,777
FHLMC ±	2.47	02/01/2035	793,053	818,040
FHLMC ±	2.47	07/01/2031	516,677	548,147
FHLMC ±	2.48	05/01/2032	87,932	88,694
FHLMC ±	2.48	02/01/2038	5,475,059	5,822,093
FHLMC ±	2.49	10/01/2033	4,624,972	4,912,745
FHLMC ±	2.49	05/01/2020	1,330	1,337
FHLMC ±	2.49	09/01/2032	4,925,514	5,227,046
FHLMC ±	2.49	09/01/2035	8,129,322	8,596,040
FHLMC ±	2.49	10/01/2036	3,225,997	3,413,394
FHLMC ±	2.49	05/01/2036	3,054,561	3,200,584
FHLMC ±	2.50	01/01/2028	57,802	61,524
FHLMC ±	2.50	04/01/2035	1,174,553	1,239,561
FHLMC ±	2.50	12/01/2017	52,855	54,614
FHLMC ±	2.50	05/01/2018	1,425	1,470
FHLMC ±	2.50	06/01/2018	37,476	38,706
FHLMC ±	2.50	09/01/2018	3,477	3,587
FHLMC ±	2.50	05/01/2019	10,550	10,607
FHLMC ±	2.50	06/01/2033	4,619,258	4,910,412
FHLMC ±	2.50	09/01/2030	20,117,753	21,413,050
FHLMC ±	2.51	01/01/2028	9,613	10,225
FHLMC ±	2.52	10/01/2036	2,050,459	2,182,339
FHLMC ±	2.52	06/01/2035	4,196,035	4,461,636
FHLMC ±	2.53	01/01/2030	25,654	26,539
FHLMC ±	2.53	01/01/2030	12,715	13,175
FHLMC ±	2.53	07/01/2030	237,657	246,649
FHLMC ±	2.53	10/01/2030	4,639,753	4,939,889
FHLMC ±	2.53	10/01/2035	5,593,336	5,956,341
FHLMC ±	2.53	11/01/2035	1,256,194	1,337,097
FHLMC ±	2.53	01/01/2024	82,551	83,116
FHLMC ±	2.54	04/01/2034	10,523,677	11,073,644
FHLMC ±	2.54	03/01/2025	175,543	179,130
FHLMC ±	2.54	01/01/2035	1,330,056	1,408,864
FHLMC ±	2.54	10/01/2035	6,854,943	7,286,203
FHLMC ±	2.56	05/01/2023	108,378	109,524
FHLMC ±	2.56	11/01/2018	24,245	24,487
FHLMC ±	2.56	04/01/2035	5,956,681	6,314,148
FHLMC ±	2.58	04/01/2035	4,491,378	4,722,081
FHLMC ±	2.59	10/01/2030	39,608	41,007
FHLMC ±	2.60	08/01/2029	209,353	211,235
FHLMC ±	2.60	06/01/2030	163,465	173,553
FHLMC ±	2.60	10/01/2024	378,982	401,270
FHLMC ±	2.60	07/01/2027	1,258,895	1,336,853
FHLMC ±	2.61	06/01/2025	136,516	141,015
FHLMC ±	2.62	03/01/2037	5,495,486	5,865,169
FHLMC ±	2.62	06/01/2024	51,633	55,265
FHLMC ±	2.64	11/01/2026	513,990	521,029

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.65%	02/01/2036	$13,028,856	$13,892,973
FHLMC ±	2.65	07/01/2029	123,019	130,088
FHLMC ±	2.66	06/01/2030	916,812	970,290
FHLMC ±	2.66	10/01/2029	161,620	171,111
FHLMC ±	2.67	04/01/2036	6,189,019	6,595,051
FHLMC ±	2.68	06/01/2028	583,864	613,144
FHLMC ±	2.68	10/01/2025	173,905	174,473
FHLMC ±	2.69	04/01/2020	64,163	68,065
FHLMC ±	2.72	08/01/2018	6,197	6,512
FHLMC ±	2.72	08/01/2030	10,558,474	11,163,684
FHLMC ±	2.73	10/01/2025	53,532	54,018
FHLMC ±	2.73	02/01/2030	105,967	112,315
FHLMC ±	2.73	06/01/2030	192,306	193,551
FHLMC ±	2.73	02/01/2037	1,601,827	1,704,384
FHLMC ±	2.74	06/01/2037	8,916,668	9,523,435
FHLMC ±	2.76	05/01/2028	540,548	548,263
FHLMC ±	2.76	06/01/2020	3,430	3,452
FHLMC ±	2.76	04/01/2035	2,390,287	2,551,197
FHLMC ±	2.78	02/01/2024	43,020	43,261
FHLMC ±	2.78	03/01/2018	35,236	35,739
FHLMC ±	2.78	08/01/2018	389	389
FHLMC ±	2.80	12/01/2017	21,048	21,129
FHLMC ±	2.81	11/01/2032	384,196	403,948
FHLMC ±	2.86	02/01/2036	10,295,916	10,983,264
FHLMC ±	2.87	06/01/2020	193,396	203,566
FHLMC ±	2.89	01/01/2022	41,842	42,199
FHLMC ±	2.93	07/01/2017	53,202	56,018
FHLMC ±	2.93	05/01/2032	333,218	347,470
FHLMC ±	2.97	11/01/2029	388,263	392,098
FHLMC ±	3.04	06/01/2019	290,451	292,567
FHLMC ±	3.04	06/01/2022	3,680	3,711
FHLMC ±	3.07	10/01/2018	120,763	127,639
FHLMC ±	3.12	02/01/2027	216,727	225,224
FHLMC ±	3.18	08/01/2029	370,620	372,933
FHLMC ±	3.22	12/01/2018	52,252	52,640
FHLMC ±	3.23	09/01/2030	202,843	203,121
FHLMC ±	3.24	06/01/2019	177,218	184,368
FHLMC ±	3.25	10/01/2019	43,390	43,528
FHLMC ±	3.25	02/01/2018	10,402	10,454
FHLMC ±	3.25	03/01/2025	6,562,623	6,894,724
FHLMC ±	3.28	12/01/2018	57,085	57,278
FHLMC ±	3.38	09/01/2016	130,645	131,460
FHLMC ±	3.43	01/01/2026	16,464	16,598
FHLMC ±	3.44	12/01/2025	933,978	956,305
FHLMC ±	3.50	09/01/2031	384,873	388,765
FHLMC ±	3.52	04/01/2019	38,979	39,132
FHLMC ±	3.57	07/01/2028	113,343	114,563
FHLMC ±	3.63	08/01/2019	28,178	28,332
FHLMC ±	3.76	07/01/2018	190,310	191,041
FHLMC ±	3.91	06/01/2021	270,754	284,604

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC ±	3.92%	01/01/2017	$2,434	$2,450
FHLMC ±	4.19	04/01/2023	283,274	285,914
FHLMC ±	4.36	05/01/2031	278,116	282,258
FHLMC ±	4.41	08/01/2029	50,545	51,806
FHLMC ±	4.49	01/01/2019	1,804	1,813
FHLMC ±	4.59	04/01/2029	376,479	391,587
FHLMC ±	4.64	10/01/2029	150,692	151,821
FHLMC ±	4.69	04/01/2032	172,526	174,038
FHLMC ±	4.77	02/01/2021	58,411	58,914
FHLMC ±	4.93	02/01/2029	437,283	442,992
FHLMC ±	4.98	04/01/2037	2,557,954	2,708,834
FHLMC ±	5.46	06/01/2033	1,136,963	1,219,198
FHLMC ±	5.51	08/01/2024	975,635	1,043,447
FHLMC ±	5.74	08/01/2027	90,975	91,593
FHLMC	6.50	04/01/2018	259,222	289,652
FHLMC	7.00	11/01/2012	27,511	28,160
FHLMC	7.00	09/01/2035	278,370	316,535
FHLMC	7.50	01/01/2016	46,967	50,623
FHLMC	7.50	06/01/2016	17,037	18,031
FHLMC	8.50	05/01/2020	221,266	247,297
FHLMC	8.50	06/01/2022	1,451	1,453
FHLMC	8.50	09/01/2022	35,699	36,629
FHLMC Series 1671 Class QA ±	2.17	02/15/2024	590,190	619,385
FHLMC Series 1686 Class FE ±	2.32	02/15/2024	57,056	60,053
FHLMC Series 1730 Class FA ±	1.36	05/15/2024	580,571	591,460
FHLMC Series 20 Class F ±	1.22	07/01/2029	40,972	37,533
FHLMC Series 2315 Class FW ±	0.80	04/15/2027	333,450	334,624
FHLMC Series 2391 Class EF ±	0.75	06/15/2031	328,524	330,490
FHLMC Series 2454 Class SL ±(c)	7.75	03/15/2032	789,556	148,337
FHLMC Series 2461 Class FI ±	0.75	04/15/2028	472,946	476,502
FHLMC Series 2464 Class FE ±	1.25	03/15/2032	514,613	520,109
FHLMC Series 2466 Class FV ±	0.80	03/15/2032	734,057	738,715
FHLMC Series 2527 Class SX ±(c)	7.30	02/15/2032	100,125	545
FHLMC Series T-48 Class 2A ±	3.58	11/25/2032	4,326,872	4,468,876
FHLMC Series T-54 Class 4A ±	3.36	02/25/2043	3,040,477	3,034,776
FHLMC Series T-55 Class 1A1	6.50	03/25/2043	145,064	163,630
FHLMC Series T-66 Class 2A1 ±	2.95	01/25/2036	6,560,468	6,914,596
FHLMC Series T-67 Class 1A1C ±	3.12	03/25/2036	24,785,399	26,226,050
FHLMC Series T-67 Class 2A1C ±	3.08	03/25/2036	21,507,113	22,757,213
FNMA ±	1.30	12/01/2020	73,545	73,902
FNMA ±	1.41	06/01/2021	125,052	126,873
FNMA ±	1.45	09/01/2032	72,311	72,451
FNMA ±	1.50	01/01/2021	7,285	7,390
FNMA ±	1.50	01/01/2021	11,543	11,581
FNMA ±	1.60	12/01/2030	253,730	259,270
FNMA ±	1.75	03/01/2015	29,722	30,279
FNMA ±	1.75	12/01/2016	2,031	2,045
FNMA ±	1.75	08/01/2031	177,724	180,896
FNMA ±	1.79	08/01/2031	159,423	159,994
FNMA ±	1.80	07/01/2020	23,565	23,807

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	1.84%	09/01/2031	$457,416	$474,944
FNMA ±	1.85	05/01/2029	564,489	594,420
FNMA ±	1.87	01/01/2032	41,924	42,004
FNMA ±	1.89	12/01/2031	207,889	208,767
FNMA ±	1.90	08/01/2032	299,650	302,148
FNMA ±	1.91	08/01/2032	185,751	192,551
FNMA ±	1.92	04/01/2033	1,757,227	1,815,738
FNMA ±	1.92	12/01/2031	461,698	483,429
FNMA ±	1.96	10/01/2017	16,388	16,730
FNMA ±	2.00	08/01/2033	4,453	4,476
FNMA ±	2.00	12/01/2031	185,877	195,140
FNMA ±	2.01	07/01/2032	240,376	241,305
FNMA ±	2.04	07/01/2018	4,990	5,003
FNMA ±	2.05	12/01/2022	20,560	20,777
FNMA ±	2.05	08/01/2033	717,515	736,529
FNMA ±	2.05	10/01/2018	193,558	202,866
FNMA ±	2.08	08/01/2031	84,499	85,428
FNMA ±	2.10	10/01/2035	14,679,782	15,252,208
FNMA ±	2.11	01/01/2032	507,994	514,494
FNMA ±	2.13	02/01/2020	24,514	25,460
FNMA ±	2.13	01/01/2022	16,251	16,433
FNMA ±	2.13	01/01/2036	7,590,879	7,912,473
FNMA ±	2.14	12/01/2035	15,170,185	15,778,648
FNMA ±	2.14	06/01/2032	193,901	194,254
FNMA ±	2.15	05/01/2032	128,811	135,614
FNMA ±	2.16	06/01/2018	3,032	3,140
FNMA ±	2.18	11/01/2039	121,471	122,382
FNMA ±	2.19	01/01/2035	5,167,341	5,450,306
FNMA ±	2.20	06/01/2031	363,741	385,536
FNMA ±	2.20	07/01/2018	826,222	854,638
FNMA ±	2.20	07/01/2035	3,235,481	3,352,522
FNMA ±	2.20	04/01/2018	725,465	750,205
FNMA ±	2.21	11/01/2017	304,975	319,553
FNMA ±	2.24	02/01/2033	281,120	296,521
FNMA ±	2.24	10/01/2024	71,506	75,410
FNMA ±	2.24	12/01/2024	112,787	119,105
FNMA ±	2.25	10/01/2025	190,255	200,283
FNMA ±	2.25	01/01/2027	51,833	54,041
FNMA ±	2.25	04/01/2030	229,393	241,782
FNMA ±	2.26	04/01/2035	5,442,798	5,731,698
FNMA ±	2.26	07/01/2025	7,461	7,605
FNMA ±	2.28	12/01/2033	2,669,738	2,815,334
FNMA ±	2.28	12/01/2039	484,776	509,660
FNMA ±	2.28	07/01/2038	2,647,167	2,782,461
FNMA ±	2.29	07/01/2035	2,859,773	2,961,349
FNMA ±	2.30	12/01/2024	44,339	46,469
FNMA ±	2.31	12/01/2023	14,923	15,051
FNMA ±	2.31	08/01/2025	61,200	64,623
FNMA ±	2.31	03/01/2031	97,596	103,194
FNMA ±	2.32	06/01/2035	5,265,465	5,573,209

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.32%	02/01/2035	$13,248,253	$13,899,353
FNMA ±	2.33	08/01/2035	1,059,287	1,094,123
FNMA ±	2.33	04/01/2034	7,567,932	7,989,860
FNMA ±	2.34	09/01/2032	155,201	156,327
FNMA ±	2.35	08/01/2031	150,725	152,293
FNMA ±	2.35	10/01/2034	1,084,184	1,160,417
FNMA ±	2.35	09/01/2033	69,499	73,138
FNMA ±	2.35	08/01/2036	5,570,644	5,800,908
FNMA ±	2.35	05/01/2037	9,548,649	10,137,981
FNMA ±	2.36	01/01/2027	1,249,113	1,320,970
FNMA ±	2.36	07/01/2048	8,664,897	9,147,882
FNMA ±	2.36	07/01/2038	1,945,257	2,049,906
FNMA ±	2.36	07/01/2035	5,191,890	5,537,596
FNMA ±	2.37	12/01/2025	28,538	28,633
FNMA ±	2.37	06/01/2026	139,492	147,728
FNMA ±	2.37	03/01/2028	174,257	174,479
FNMA ±	2.37	05/01/2035	5,615,243	5,913,697
FNMA ±	2.37	06/01/2027	4,440	4,669
FNMA ±	2.37	05/01/2033	2,021,816	2,101,108
FNMA ±	2.38	07/01/2017	2,395	2,415
FNMA ±	2.38	02/01/2019	3,024	3,032
FNMA ±	2.38	05/01/2033	9,490,753	10,004,695
FNMA ±	2.38	07/01/2038	5,963,272	6,316,157
FNMA ±	2.38	11/01/2027	73,032	77,116
FNMA ±	2.38	05/01/2033	1,177,262	1,247,709
FNMA ±	2.38	10/01/2035	6,903,738	7,273,868
FNMA ±	2.39	02/01/2035	9,353,560	9,908,948
FNMA ±	2.40	02/01/2036	12,601,993	13,394,522
FNMA ±	2.41	04/01/2033	1,154,243	1,227,019
FNMA ±	2.41	07/01/2035	3,233,323	3,442,109
FNMA ±	2.41	12/01/2040	17,465,102	18,419,866
FNMA ±	2.41	04/01/2034	1,212,937	1,277,967
FNMA ±	2.42	04/01/2028	52,633	52,951
FNMA ±	2.42	12/01/2030	95,210	96,448
FNMA ±	2.42	09/01/2034	3,603,469	3,830,001
FNMA ±	2.42	07/01/2035	6,392,448	6,778,587
FNMA ±	2.42	04/01/2033	1,929,833	2,033,262
FNMA ±	2.43	06/01/2032	397,303	407,221
FNMA ±	2.43	03/01/2035	3,028,092	3,206,789
FNMA ±	2.43	05/01/2018	298,045	299,343
FNMA ±	2.44	09/01/2026	246,940	249,806
FNMA ±	2.44	05/01/2025	129,990	138,080
FNMA ±	2.44	02/01/2033	554,729	588,323
FNMA ±	2.44	06/01/2027	136,659	145,048
FNMA ±	2.45	06/01/2032	60,218	62,210
FNMA ±	2.45	07/01/2048	12,395,411	13,122,833
FNMA ±	2.45	11/01/2034	13,397,529	14,202,890
FNMA ±	2.45	09/01/2028	132,350	133,421
FNMA ±	2.46	11/01/2024	297,473	315,688
FNMA ±	2.46	08/01/2035	2,312,632	2,392,620

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.46%	12/01/2040	$9,542,977	$10,112,728
FNMA ±	2.46	10/01/2024	561,727	600,416
FNMA ±	2.46	03/01/2035	9,749,041	10,285,070
FNMA ±	2.46	06/01/2035	3,559,144	3,741,249
FNMA ±	2.46	04/01/2042	5,506,562	5,749,908
FNMA ±	2.46	06/01/2032	179,104	182,382
FNMA ±	2.46	04/01/2024	97,781	103,986
FNMA ±	2.46	01/01/2028	12,702	13,477
FNMA ±	2.47	04/01/2030	21,986	23,158
FNMA ±	2.47	07/01/2030	134,992	136,048
FNMA ±	2.47	02/01/2033	178,249	178,663
FNMA ±	2.47	04/01/2033	3,544,152	3,681,582
FNMA ±	2.47	10/01/2017	112,368	115,112
FNMA ±	2.47	01/01/2018	124,547	128,008
FNMA ±	2.47	11/01/2023	52,788	53,810
FNMA ±	2.47	04/01/2036	10,301,645	10,920,441
FNMA ±	2.47	05/01/2036	5,406,138	5,752,780
FNMA ±	2.47	09/01/2030	371,499	394,277
FNMA ±	2.47	02/01/2032	3,488,965	3,627,342
FNMA ±	2.47	12/01/2028	100,534	106,776
FNMA ±	2.47	05/01/2034	2,395,498	2,525,984
FNMA ±	2.47	06/01/2034	7,656,507	8,068,029
FNMA ±	2.48	09/01/2030	22,607	22,909
FNMA ±	2.48	06/01/2038	8,744,154	9,307,157
FNMA ±	2.49	07/01/2028	386	409
FNMA ±	2.49	11/01/2035	5,887,839	6,230,799
FNMA ±	2.49	05/01/2018	12,039	12,072
FNMA ±	2.50	05/01/2032	325,189	328,540
FNMA ±	2.50	04/01/2024	42,100	44,113
FNMA ±	2.50	11/01/2034	4,899,142	5,214,626
FNMA ±	2.50	01/01/2035	1,967,828	2,011,422
FNMA ±	2.50	05/01/2017	104,899	107,068
FNMA ±	2.50	07/01/2017	5,771	5,847
FNMA ±	2.50	01/01/2018	1,294,679	1,338,134
FNMA ±	2.50	03/01/2021	1,568	1,593
FNMA ±	2.50	06/01/2025	11,383	11,411
FNMA ±	2.50	07/01/2027	549,690	586,617
FNMA ±	2.50	03/01/2030	58,475	60,408
FNMA ±	2.51	04/01/2019	11,240	11,270
FNMA ±	2.51	07/01/2035	2,585,404	2,747,083
FNMA ±	2.51	11/01/2024	18,926	19,396
FNMA ±	2.51	06/01/2036	7,398,880	7,869,138
FNMA ±	2.52	07/01/2027	211,555	225,548
FNMA ±	2.53	04/01/2021	130,417	132,481
FNMA ±	2.53	07/01/2024	19,606	20,512
FNMA ±	2.53	02/01/2035	3,144,747	3,318,109
FNMA ±	2.53	08/01/2039	11,902,078	12,684,704
FNMA ±	2.54	12/01/2021	192,325	194,524
FNMA ±	2.54	01/01/2035	4,047,658	4,310,010
FNMA ±	2.54	09/01/2036	2,215,575	2,363,620

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.54%	06/01/2035	$3,802,111	$4,009,889
FNMA ±	2.54	08/01/2017	874,635	891,467
FNMA ±	2.55	08/01/2035	5,883,864	6,274,023
FNMA ±	2.55	09/01/2033	12,849,807	13,719,048
FNMA ±	2.55	12/01/2033	4,331,206	4,601,952
FNMA ±	2.55	12/01/2033	3,997,748	4,211,685
FNMA ±	2.56	04/01/2018	1,183,689	1,207,455
FNMA ±	2.56	09/01/2032	11,374,055	12,043,641
FNMA ±	2.56	07/01/2017	245,553	250,751
FNMA ±	2.56	05/01/2035	4,223,222	4,456,497
FNMA ±	2.56	09/01/2037	10,656,208	11,438,021
FNMA ±	2.57	03/01/2033	4,295,659	4,549,554
FNMA ±	2.57	01/01/2038	1,430,314	1,470,370
FNMA ±	2.57	12/01/2030	1,414,822	1,499,992
FNMA ±	2.57	04/01/2028	628,288	667,974
FNMA ±	2.58	09/01/2022	980,648	1,044,336
FNMA ±	2.58	03/01/2033	9,028	9,104
FNMA ±	2.58	03/01/2035	6,443,353	6,864,419
FNMA ±	2.58	02/01/2036	9,668,220	10,325,727
FNMA ±	2.58	03/01/2027	227,865	228,597
FNMA ±	2.58	07/01/2033	2,470,068	2,641,650
FNMA ±	2.58	05/01/2036	9,004,193	9,504,566
FNMA ±	2.59	01/01/2036	16,617,827	17,748,786
FNMA ±	2.60	12/01/2017	119,190	120,762
FNMA ±	2.60	04/01/2035	4,414,439	4,706,984
FNMA ±	2.60	06/01/2027	112,388	119,723
FNMA ±	2.61	05/01/2027	131,003	139,009
FNMA ±	2.61	01/01/2032	246,007	261,288
FNMA ±	2.61	06/01/2030	260,089	276,540
FNMA ±	2.62	04/01/2035	4,382,364	4,678,130
FNMA ±	2.62	08/01/2040	1,837,466	1,947,305
FNMA ±	2.62	06/01/2032	286,819	304,755
FNMA ±	2.62	10/01/2033	31,445,720	33,565,809
FNMA ±	2.63	08/01/2017	1,906	1,931
FNMA ±	2.64	07/01/2020	354,788	374,196
FNMA ±	2.64	11/01/2024	109,252	110,143
FNMA ±	2.65	10/01/2024	63,034	63,394
FNMA ±	2.65	04/01/2036	487,106	506,812
FNMA ±	2.65	06/01/2033	667,443	709,040
FNMA ±	2.65	06/01/2024	71,455	75,029
FNMA ±	2.65	11/01/2020	1,575,566	1,631,471
FNMA ±	2.68	04/01/2032	100,852	106,597
FNMA ±	2.69	05/01/2036	7,543,074	8,000,711
FNMA ±	2.70	10/01/2018	1,086,800	1,118,303
FNMA ±	2.70	10/01/2029	743,161	789,440
FNMA ±	2.70	01/01/2033	4,861,785	5,186,400
FNMA ±	2.72	04/01/2018	10,345	10,492
FNMA ±	2.72	03/01/2018	2,279	2,288
FNMA ±	2.72	03/01/2032	156,409	166,489
FNMA ±	2.72	10/01/2025	22,821	24,256

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.72%	02/01/2028	$55,342	$58,627
FNMA ±	2.73	09/01/2033	80,161	80,509
FNMA ±	2.74	09/01/2035	1,628,567	1,748,683
FNMA ±	2.74	09/01/2017	691,098	713,443
FNMA ±	2.74	10/01/2018	267,416	273,461
FNMA ±	2.75	05/01/2018	781,075	807,734
FNMA ±	2.75	01/01/2019	222,001	228,672
FNMA ±	2.76	04/01/2033	810,630	859,750
FNMA ±	2.76	06/01/2040	1,511,114	1,569,538
FNMA ±	2.78	01/01/2036	752,597	764,455
FNMA ±	2.78	04/01/2040	466,517	492,006
FNMA ±	2.78	08/01/2035	6,748,515	7,218,013
FNMA ±	2.79	07/01/2020	3,260,265	3,326,433
FNMA ±	2.79	08/01/2026	150,095	150,598
FNMA ±	2.80	01/01/2025	83,221	84,067
FNMA ±	2.80	09/01/2019	14,722	14,798
FNMA ±	2.82	06/01/2023	993	1,001
FNMA ±	2.83	11/01/2034	3,762,732	4,007,078
FNMA ±	2.84	11/01/2035	22,919,830	24,471,413
FNMA ±	2.85	04/01/2026	10,531	10,621
FNMA ±	2.85	10/01/2028	328,739	349,091
FNMA ±	2.87	08/01/2026	1,491,093	1,574,144
FNMA ±	2.88	06/01/2019	1,515	1,537
FNMA ±	2.88	02/01/2035	3,162,105	3,324,149
FNMA ±	2.89	02/01/2018	19,077	19,356
FNMA ±	2.89	07/01/2039	4,028,032	4,320,130
FNMA ±	2.89	03/01/2033	1,259,194	1,319,174
FNMA ±	2.90	07/01/2028	473,366	502,359
FNMA ±	2.90	10/01/2029	293,086	295,204
FNMA ±	2.93	04/01/2030	61,195	63,988
FNMA ±	2.94	09/01/2018	11,856	12,490
FNMA ±	2.94	05/01/2019	3,377	3,414
FNMA ±	2.96	11/01/2018	9,307	9,395
FNMA ±	2.96	11/01/2017	142,284	144,204
FNMA ±	2.97	06/01/2017	48,805	49,464
FNMA ±	2.98	11/01/2027	3,991	4,064
FNMA ±	2.99	11/01/2031	101,553	101,737
FNMA ±	3.00	06/01/2016	195,448	201,591
FNMA ±	3.00	07/01/2016	35,963	37,210
FNMA ±	3.00	05/01/2017	80,335	81,423
FNMA ±	3.00	07/01/2017	10,807	10,953
FNMA ±	3.00	08/01/2018	155,148	161,010
FNMA ±	3.00	12/01/2028	291,392	302,492
FNMA ±	3.00	01/01/2029	38,890	40,361
FNMA ±	3.00	01/01/2036	226,752	230,363
FNMA ±	3.01	01/01/2033	185,157	186,191
FNMA ±	3.02	01/01/2031	93,493	93,874
FNMA ±	3.03	11/01/2022	109,132	113,877
FNMA ±	3.04	09/01/2032	206,755	211,010
FNMA ±	3.05	09/01/2032	2,354,952	2,520,585

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	3.07%	04/01/2040	$4,078,708	$4,376,475
FNMA ±	3.07	08/01/2030	278,652	289,973
FNMA ±	3.09	03/01/2030	193,711	205,508
FNMA ±	3.11	09/01/2033	46,070	46,232
FNMA ±	3.13	05/01/2028	146,198	149,056
FNMA ±	3.13	09/01/2030	1,192,598	1,257,226
FNMA ±	3.16	09/01/2033	202,146	202,750
FNMA ±	3.16	01/01/2019	7,425	7,456
FNMA ±	3.17	01/01/2033	77,492	77,547
FNMA ±	3.20	04/01/2024	575,517	609,063
FNMA ±	3.21	10/01/2017	12,431	12,626
FNMA ±	3.22	07/01/2017	186,771	188,023
FNMA ±	3.25	09/01/2017	4,503	4,544
FNMA ±	3.26	10/01/2024	29,669	31,405
FNMA ±	3.26	05/01/2028	424,601	432,950
FNMA ±	3.30	09/01/2019	95,903	97,562
FNMA ±	3.33	01/01/2029	59,959	62,532
FNMA ±	3.34	09/01/2021	205,727	207,052
FNMA ±	3.37	07/01/2019	5,028	5,193
FNMA ±	3.38	09/01/2016	49	49
FNMA ±	3.38	06/01/2018	54,902	55,833
FNMA ±	3.39	11/01/2028	447,756	475,015
FNMA ±	3.40	11/01/2024	198,079	198,407
FNMA ±	3.40	07/01/2033	32,731	32,819
FNMA ±	3.40	02/01/2029	214,731	227,604
FNMA ±	3.42	11/01/2029	13,300	14,068
FNMA ±	3.42	08/01/2029	1,509,750	1,601,523
FNMA ±	3.44	07/01/2028	170,402	173,779
FNMA ±	3.45	11/01/2031	50,375	50,595
FNMA ±	3.46	04/01/2020	2,902,511	3,044,971
FNMA ±	3.48	09/01/2033	102,938	103,114
FNMA ±	3.51	05/01/2017	156,716	165,986
FNMA ±	3.58	10/01/2017	619,942	629,890
FNMA ±	3.66	02/01/2029	3,552,432	3,783,518
FNMA ±	3.67	01/01/2021	1,141,627	1,174,536
FNMA ±	3.73	10/01/2034	961,706	972,123
FNMA ±	3.73	01/01/2017	2,721	2,742
FNMA ±	3.82	03/01/2030	27,014	28,171
FNMA ±	3.82	04/01/2034	2,560,955	2,732,074
FNMA ±	3.86	12/01/2050	238,042	240,401
FNMA ±	3.94	12/01/2032	241,517	254,986
FNMA ±	3.97	07/01/2021	390,648	393,030
FNMA ±	3.98	10/01/2025	17,179	18,151
FNMA ±	4.00	03/01/2023	10,275	10,355
FNMA ±	4.01	04/01/2032	279,064	280,977
FNMA ±	4.04	05/01/2018	1,752	1,788
FNMA ±	4.07	07/01/2017	81,780	86,849
FNMA ±	4.15	06/01/2034	743,006	782,440
FNMA ±	4.17	02/01/2033	108,192	108,998
FNMA ±	4.20	11/01/2031	182,620	182,894

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	4.23%	09/01/2017	$9,089	$9,103
FNMA ±	4.26	08/01/2017	49,898	51,623
FNMA ±	4.30	01/01/2018	1,642	1,646
FNMA ±	4.32	04/01/2018	45	46
FNMA ±	4.32	09/01/2028	17,651	18,334
FNMA ±	4.34	09/01/2031	432,283	437,777
FNMA ±	4.46	05/01/2017	2,890	2,907
FNMA ±	4.46	05/01/2034	1,168,110	1,225,336
FNMA ±	4.49	04/01/2020	24,224	24,416
FNMA ±	4.52	12/01/2036	267,297	281,315
FNMA ±	4.65	03/01/2014	530	531
FNMA ±	4.73	02/01/2019	648,338	688,789
FNMA ±	4.75	04/01/2019	1,774	1,800
FNMA ±	4.85	06/01/2025	42,647	42,935
FNMA ±	4.86	06/01/2024	89,409	89,952
FNMA ±	4.86	01/01/2019	1,003,952	1,065,710
FNMA ±	5.06	10/01/2018	107	113
FNMA ±	5.08	04/01/2018	558,447	596,003
FNMA ±	5.08	01/01/2023	46,211	49,493
FNMA ±	5.09	08/01/2031	78,040	83,033
FNMA ±	5.16	06/01/2028	74,442	77,240
FNMA ±	5.20	09/01/2023	10,521	10,614
FNMA ±	5.34	11/01/2014	4,359	4,397
FNMA ±	5.55	01/01/2019	203,917	219,248
FNMA ±	5.57	06/01/2019	8,416	8,487
FNMA ±	5.59	06/01/2033	424,314	428,940
FNMA ±	5.66	06/01/2028	136,783	147,587
FNMA ±	5.85	03/01/2014	18,801	19,901
FNMA ±	5.96	05/01/2025	1,427	1,438
FNMA ±	5.99	09/01/2017	1,165	1,195
FNMA ±	6.00	02/01/2017	6,497	6,532
FNMA ±	6.00	01/01/2020	27,299	28,161
FNMA ±	6.00	11/01/2021	14,689	14,717
FNMA ±	6.06	11/01/2019	531	537
FNMA ±	6.25	10/01/2021	23,068	23,162
FNMA ±	6.45	02/01/2034	94,045	94,756
FNMA	6.50	08/01/2028	454,849	517,120
FNMA	6.50	05/01/2031	273,988	313,823
FNMA ±	6.72	03/01/2023	7,441	7,450
FNMA	7.00	11/01/2014	9,794	10,347
FNMA	7.00	11/01/2017	39,138	42,863
FNMA	7.06	11/01/2024	61,171	69,996
FNMA	7.06	12/01/2024	39,612	45,327
FNMA	7.06	01/01/2025	38,527	44,085
FNMA	7.06	03/01/2025	75,704	86,625
FNMA	7.06	03/01/2025	15,115	17,296
FNMA	7.06	04/01/2025	26,712	30,616
FNMA	7.06	01/01/2027	68,893	79,319
FNMA	7.50	02/01/2016	353,212	380,485
FNMA	7.50	01/01/2031	273,905	327,122

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	7.50%	01/01/2033	$493,309	$586,408
FNMA	7.50	05/01/2033	387,013	462,911
FNMA	7.50	05/01/2033	314,126	372,932
FNMA	7.50	06/01/2033	307,374	367,256
FNMA	7.50	07/01/2033	350,932	422,451
FNMA	7.50	08/01/2033	278,374	335,020
FNMA ±	7.63	03/01/2024	422	423
FNMA ±	7.75	02/01/2024	1,101	1,102
FNMA ±	7.75	01/01/2026	645	647
FNMA	8.00	12/01/2026	216,204	260,689
FNMA	8.00	02/01/2030	862	994
FNMA	8.00	03/01/2030	1,034	1,233
FNMA	8.00	02/01/2031	14,376	14,830
FNMA	8.00	07/01/2031	54,452	56,185
FNMA	8.00	05/01/2033	359,030	434,548
FNMA ±	8.38	12/01/2024	2,006	2,009
FNMA	8.50	10/01/2026	23,196	27,778
FNMA	8.50	02/01/2027	89,299	99,621
FNMA	8.50	06/01/2030	145,285	168,540
FNMA	8.54	08/01/2024	127,586	150,486
FNMA	9.00	05/01/2021	2,153	2,185
FNMA	9.00	07/01/2030	54,286	56,876
FNMA ±	9.10	10/01/2024	1,942	1,944
FNMA	9.50	08/01/2021	81,384	93,500
FNMA	9.50	12/01/2024	47,551	53,780
FNMA	10.00	01/01/2021	41,732	48,704
FNMA	10.50	04/01/2019	9,114	9,156
FNMA	11.00	01/01/2018	13,699	15,985
FNMA	12.50	07/01/2015	6,821	7,589
FNMA Series 1989-74 Class J	9.80	10/25/2019	54,098	63,353
FNMA Series 1989-96 Class H	9.00	12/25/2019	21,569	24,679
FNMA Series 1992-39 Class FA ±	1.38	03/25/2022	393,010	403,622
FNMA Series 1992-45 Class F ±	1.38	04/25/2022	75,308	77,281
FNMA Series 1992-87 Class Z	8.00	05/25/2022	57,290	66,497
FNMA Series 1993-113 Class FA ±	1.32	07/25/2023	325,029	331,529
FNMA Series 1994-14 Class F ±	2.82	10/25/2023	694,070	720,418
FNMA Series 1998-M5 Class D ±	6.35	06/25/2020	234,190	239,552
FNMA Series 1998-T2 Class A5 ±	2.59	01/25/2032	1,771,476	1,815,000
FNMA Series 2001-50 Class BA	7.00	10/25/2041	445,380	514,181
FNMA Series 2001-63 Class FD ±	0.85	12/18/2031	449,627	453,373
FNMA Series 2001-81 Class F ±	0.79	01/25/2032	310,213	312,983
FNMA Series 2001-T08 Class A1	7.50	07/25/2041	296,790	327,799
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	7,004,117	8,111,373
FNMA Series 2001-T12 Class A2	7.50	08/25/2041	537,216	625,713
FNMA Series 2001-T12 Class A4 ±	3.44	08/25/2041	10,885,614	11,581,273
FNMA Series 2001-W03 Class A ±	7.00	09/25/2041	1,501,829	1,726,814
FNMA Series 2002-05 Class FD ±	1.14	02/25/2032	723,510	735,004
FNMA Series 2002-66 Class A3 ±	3.20	04/25/2042	15,660,270	16,712,445
FNMA Series 2002-D12 Class A5 ±	3.59	10/25/2041	3,072,920	3,115,748
FNMA Series 2002-T12 Class A3	7.50	05/25/2042	1,906,940	2,255,319

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2002-T19 Class A4 ±	3.43%	03/25/2042	$230,130	$241,206
FNMA Series 2002-W1 Class 3A ±	3.29	04/25/2042	2,520,595	2,602,676
FNMA Series 2002-W4 Class A6 ±	3.41	05/25/2042	4,026,001	4,283,288
FNMA Series 2003-07 Class A2 ±	2.61	05/25/2042	1,877,817	1,994,887
FNMA Series 2003-63 Class A8 ±	2.74	01/25/2043	2,738,992	2,926,441
FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	646,320	744,747
FNMA Series 2003-W04 Class 5A ±	3.42	10/25/2042	2,490,613	2,657,173
FNMA Series 2003-W08 Class 4A ±	3.31	11/25/2042	2,953,646	3,130,753
FNMA Series 2003-W10 Class 2A ±	3.36	06/25/2043	5,767,531	6,102,769
FNMA Series 2003-W18 Class 2A ±	3.51	06/25/2043	21,706,527	23,093,709
FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,150,434	1,329,681
FNMA Series 2004-T3 Class 2A ±	3.41	08/25/2043	2,846,098	2,926,150
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	540,050	628,987
FNMA Series 2004-W1 Class 3A ±	3.56	01/25/2043	179,517	189,951
FNMA Series 2004-W12 Class 2A ±	3.52	06/25/2044	10,363,375	11,064,198
FNMA Series 2004-W15 Class 3A ±	3.00	06/25/2044	15,534,650	16,406,533
FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	490,262	570,122
FNMA Series 2005-W3 Class 3A ±	3.02	04/25/2045	2,846,845	3,014,353
FNMA Series 2006-W1 Class 3A ±	2.33	10/25/2045	16,052,559	16,985,614
FNMA Series G92-20 Class FB ±	1.38	04/25/2022	333,114	339,570
FNMA Series G93-1 Class K	6.68	01/25/2023	1,207,486	1,360,810
FNMA Series G93-19 Class FD ±	1.32	04/25/2023	1,126,308	1,149,444
GNMA ±	1.63	09/20/2017	37,326	38,614
GNMA ±	1.63	09/20/2017	5,025	5,191
GNMA ±	1.63	08/20/2021	34,332	35,461
GNMA ±	1.63	08/20/2021	72,641	75,029
GNMA ±	1.63	12/20/2021	15,078	15,599
GNMA ±	1.63	07/20/2022	17,197	17,762
GNMA ±	1.63	09/20/2022	14,930	15,421
GNMA ±	1.63	09/20/2022	143,517	148,234
GNMA ±	1.63	09/20/2022	71,528	73,879
GNMA ±	1.63	10/20/2022	56,804	58,766
GNMA ±	1.63	10/20/2022	186,837	193,289
GNMA ±	1.63	11/20/2022	113,597	117,520
GNMA ±	1.63	11/20/2022	152,921	158,202
GNMA ±	1.63	12/20/2022	42,875	44,356
GNMA ±	1.63	12/20/2022	552,790	571,879
GNMA ±	1.63	12/20/2022	10,717	11,087
GNMA ±	1.63	07/20/2023	7,580	7,829
GNMA ±	1.63	09/20/2023	624,656	645,186
GNMA ±	1.63	09/20/2023	125,868	130,005
GNMA ±	1.63	09/20/2023	500,042	516,477
GNMA ±	1.63	10/20/2023	1,273,634	1,317,616
GNMA ±	1.63	11/20/2023	937,588	969,965
GNMA ±	1.63	11/20/2023	948,866	981,633
GNMA ±	1.63	12/20/2023	41,446	42,877
GNMA ±	1.63	12/20/2023	158,628	164,106
GNMA ±	1.63	12/20/2023	1,319,760	1,365,335
GNMA ±	1.63	07/20/2024	119,285	123,205
GNMA ±	1.63	07/20/2024	867,013	895,508

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	1.63%	08/20/2024	$59,884	$61,852
GNMA ±	1.63	11/20/2024	141,645	146,536
GNMA ±	1.63	09/20/2025	244,015	252,035
GNMA ±	1.63	10/20/2025	827,947	856,538
GNMA ±	1.63	10/20/2025	172,205	178,152
GNMA ±	1.63	10/20/2026	148,992	154,137
GNMA ±	1.63	01/20/2027	11,451	11,846
GNMA ±	1.63	08/20/2027	26,663	27,539
GNMA ±	1.63	09/20/2027	5,364	5,540
GNMA ±	1.63	10/20/2027	9,944	10,288
GNMA ±	1.63	12/20/2029	295,864	306,081
GNMA ±	1.63	10/20/2030	215,871	223,326
GNMA ±	1.63	11/20/2031	11,999	12,414
GNMA ±	1.63	12/20/2031	1,595	1,650
GNMA ±	1.63	11/20/2032	765,672	792,113
GNMA ±	1.63	12/20/2032	103,060	106,619
GNMA ±	2.00	09/20/2017	6,153	6,359
GNMA ±	2.00	07/20/2018	704	727
GNMA ±	2.00	08/20/2018	10,496	10,848
GNMA ±	2.00	08/20/2021	17,278	17,858
GNMA ±	2.00	10/20/2021	360,726	373,574
GNMA ±	2.00	11/20/2021	41,646	43,130
GNMA ±	2.00	07/20/2022	9,734	10,061
GNMA ±	2.00	12/20/2022	88,036	91,172
GNMA ±	2.00	10/20/2024	1,580,240	1,636,522
GNMA ±	2.00	11/20/2024	753,924	780,776
GNMA ±	2.00	07/20/2025	9,811	10,141
GNMA ±	2.00	09/20/2026	151,485	156,571
GNMA ±	2.00	11/20/2026	13,801	14,293
GNMA ±	2.00	07/20/2027	3,585	3,705
GNMA ±	2.00	08/20/2027	5,260	5,436
GNMA ±	2.00	11/20/2027	7,897	8,178
GNMA ±	2.00	01/20/2030	170,029	175,546
GNMA ±	2.13	07/20/2022	6,735	6,971
GNMA ±	2.13	07/20/2022	7,942	8,220
GNMA ±	2.38	01/20/2017	17,457	18,070
GNMA ±	2.38	02/20/2017	21,820	22,585
GNMA ±	2.38	02/20/2017	92,738	95,991
GNMA ±	2.38	03/20/2017	30,118	31,174
GNMA ±	2.38	03/20/2017	16,336	16,909
GNMA ±	2.38	05/20/2017	72,947	75,511
GNMA ±	2.38	05/20/2017	28,606	29,611
GNMA ±	2.38	06/20/2017	7,195	7,447
GNMA ±	2.38	01/20/2021	28,573	29,575
GNMA ±	2.38	02/20/2021	70,312	72,111
GNMA ±	2.38	06/20/2021	98,398	101,858
GNMA ±	2.38	01/20/2022	186,516	193,058
GNMA ±	2.38	02/20/2022	59,117	61,190
GNMA ±	2.38	02/20/2022	155,163	160,606
GNMA ±	2.38	02/20/2022	8,837	9,147

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	2.38%	02/20/2022	$6,209	$6,427
GNMA ±	2.38	03/20/2022	168,270	174,172
GNMA ±	2.38	03/20/2022	319,564	330,773
GNMA ±	2.38	03/20/2022	53,606	55,486
GNMA ±	2.38	04/20/2022	486,353	503,452
GNMA ±	2.38	04/20/2022	482,688	499,658
GNMA ±	2.38	05/20/2022	453,977	469,938
GNMA ±	2.38	05/20/2022	126,013	130,444
GNMA ±	2.38	05/20/2022	28,558	29,562
GNMA ±	2.38	05/20/2022	67,141	69,501
GNMA ±	2.38	06/20/2022	1,484	1,537
GNMA ±	2.38	06/20/2022	36,734	38,026
GNMA ±	2.38	01/20/2023	1,312,256	1,358,283
GNMA ±	2.38	01/20/2023	93,163	96,431
GNMA ±	2.38	02/20/2023	115,330	119,375
GNMA ±	2.38	02/20/2023	67,761	70,138
GNMA ±	2.38	02/20/2023	118,691	122,854
GNMA ±	2.38	02/20/2023	14,633	15,146
GNMA ±	2.38	03/20/2023	131,447	136,057
GNMA ±	2.38	04/20/2023	20,948	21,685
GNMA ±	2.38	04/20/2023	47,566	49,239
GNMA ±	2.38	05/20/2023	16,286	16,859
GNMA ±	2.38	05/20/2023	44,588	46,155
GNMA ±	2.38	06/20/2023	450,709	466,555
GNMA ±	2.38	06/20/2023	205,139	212,352
GNMA ±	2.38	04/20/2024	63,759	66,001
GNMA ±	2.38	04/20/2024	347,877	360,107
GNMA ±	2.38	05/20/2024	300,720	311,292
GNMA ±	2.38	05/20/2024	27,143	28,097
GNMA ±	2.38	06/20/2024	32,014	33,139
GNMA ±	2.38	06/20/2024	46,015	47,633
GNMA ±	2.38	06/20/2024	173,969	180,085
GNMA ±	2.38	04/20/2025	204,606	211,799
GNMA ±	2.38	01/20/2026	885,691	916,756
GNMA ±	2.38	02/20/2026	709,108	733,979
GNMA ±	2.38	01/20/2027	366,859	379,727
GNMA ±	2.38	02/20/2027	9,358	9,687
GNMA ±	2.38	05/20/2027	34,716	35,937
GNMA ±	2.38	01/20/2028	10,341	10,703
GNMA ±	2.50	07/20/2016	18,181	18,866
GNMA ±	2.50	08/20/2017	28,691	29,772
GNMA ±	2.50	10/20/2017	12,479	12,980
GNMA ±	2.50	11/20/2017	33,202	34,535
GNMA ±	2.50	12/20/2017	26,724	27,797
GNMA ±	2.50	07/20/2018	66,861	69,379
GNMA ±	2.50	08/20/2018	40,121	41,632
GNMA ±	2.50	03/20/2019	3,986	4,135
GNMA ±	2.50	11/20/2020	22,836	23,753
GNMA ±	2.50	12/20/2020	17,216	17,907
GNMA ±	2.50	05/20/2021	16,248	16,836

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	2.50%	12/20/2021	$42,894	$44,616
GNMA ±	2.50	07/20/2022	12,911	13,397
GNMA ±	2.50	07/20/2024	486,589	504,913
GNMA ±	2.50	08/20/2024	78,287	81,235
GNMA ±	2.50	10/20/2024	717,215	746,017
GNMA ±	2.50	12/20/2024	504,404	524,660
GNMA ±	2.50	04/20/2025	7,679	7,957
GNMA ±	2.50	04/20/2032	111,780	115,826
GNMA ±	2.50	05/20/2032	270,548	280,341
GNMA ±	2.50	06/20/2032	657,608	681,413
GNMA ±	2.50	02/20/2033	4,793	4,972
GNMA ±	2.50	03/20/2033	55,962	58,058
GNMA ±	2.75	10/20/2017	70,772	73,853
GNMA ±	2.88	01/20/2022	6,178	6,455
GNMA ±	3.00	02/20/2016	16,465	17,202
GNMA ±	3.00	03/20/2016	34,812	36,371
GNMA ±	3.00	04/20/2016	26,320	27,463
GNMA ±	3.00	05/20/2016	2,465	2,572
GNMA ±	3.00	07/20/2017	18,214	19,003
GNMA ±	3.00	08/20/2017	159,892	166,813
GNMA ±	3.00	08/20/2017	13,317	13,886
GNMA ±	3.00	09/20/2017	177,029	184,692
GNMA ±	3.00	11/20/2017	31,760	33,214
GNMA ±	3.00	12/20/2017	197,802	206,858
GNMA ±	3.00	01/20/2018	56,220	58,738
GNMA ±	3.00	06/20/2018	11,270	11,759
GNMA ±	3.00	11/20/2018	5,562	5,817
GNMA ±	3.00	12/20/2018	1,911	1,999
GNMA ±	3.00	01/20/2019	4,352	4,547
GNMA ±	3.00	02/20/2019	10,184	10,640
GNMA ±	3.00	03/20/2019	18,680	19,516
GNMA ±	3.00	05/20/2019	23,880	24,917
GNMA ±	3.00	06/20/2019	55,622	58,039
GNMA ±	3.00	08/20/2019	22,835	23,823
GNMA ±	3.00	06/20/2020	12,809	13,366
GNMA ±	3.00	01/20/2021	358	374
GNMA ±	3.00	02/20/2021	493	515
GNMA ±	3.50	09/20/2017	26,603	27,821
GNMA ±	3.50	10/20/2017	445	465
GNMA ±	3.50	11/20/2017	74,143	77,475
GNMA ±	3.50	02/20/2018	56,460	59,130
GNMA ±	3.50	03/20/2018	7,712	8,077
GNMA ±	3.50	04/20/2018	8,571	8,965
GNMA ±	3.50	05/20/2018	3,241	3,390
GNMA ±	3.50	09/20/2018	8,000	8,366
GNMA ±	3.50	02/20/2019	45,043	47,173
GNMA ±	3.50	09/20/2019	67,172	70,247
GNMA ±	3.50	01/20/2020	15,918	16,670
GNMA ±	3.50	06/20/2020	23,027	24,085
GNMA ±	4.00	01/20/2016	261,951	275,733

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	4.00%	03/20/2016	$44,666	$47,016
GNMA ±	4.00	04/20/2016	6,178	6,471
GNMA ±	4.00	05/20/2016	978	1,024
GNMA ±	4.00	11/20/2017	34,140	35,863
GNMA ±	4.00	04/20/2018	15,820	16,571
GNMA ±	4.00	11/20/2018	102,838	108,026
GNMA ±	4.00	01/20/2019	127,151	129,159
GNMA ±	4.00	05/20/2019	6,473	6,780
GNMA ±	4.50	12/20/2017	4,073	4,291
GNMA ±	4.50	06/20/2019	4,755	5,014
GNMA ±	5.00	08/20/2015	5,968	6,311
GNMA ±	5.00	09/20/2015	8,564	9,056
GNMA ±	5.00	10/20/2015	8,709	9,211
GNMA	6.45	04/20/2025	94,536	105,257
GNMA	6.45	05/20/2025	50,018	54,012
GNMA	6.45	09/20/2025	55,573	64,450
GNMA	6.50	06/20/2034	143,468	164,757
GNMA	6.50	06/20/2034	88,761	101,932
GNMA	6.50	08/20/2034	2,327,560	2,672,935
GNMA	6.50	08/20/2034	97,257	111,408
GNMA	6.50	08/20/2034	119,103	136,776
GNMA	6.50	08/20/2034	130,754	148,984
GNMA	6.75	02/15/2029	145,215	170,589
GNMA	7.00	07/20/2034	71,498	84,187
GNMA	7.00	07/20/2034	125,741	148,057
GNMA	7.25	07/15/2017	35,206	38,788
GNMA	7.25	08/15/2017	54,050	59,754
GNMA	7.25	08/15/2017	28,197	31,082
GNMA	7.25	08/15/2017	14,475	16,051
GNMA	7.25	09/15/2017	40,515	44,958
GNMA	7.25	10/15/2017	77,351	85,471
GNMA	7.25	10/15/2017	45,211	49,818
GNMA	7.25	11/15/2017	36,274	39,840
GNMA	7.25	01/15/2018	12,824	14,196
GNMA	7.25	01/15/2018	29,664	33,008
GNMA	7.25	02/15/2018	30,260	33,582
GNMA	7.25	05/15/2018	15,698	17,192
GNMA	9.00	05/15/2016	10,297	10,340
GNMA	9.00	07/15/2016	1,563	1,569
GNMA	9.00	08/15/2016	14,184	14,373
GNMA	9.00	11/15/2016	8,150	8,184
GNMA	9.00	11/15/2016	7,716	8,626
GNMA	9.00	11/15/2016	10,799	10,844
GNMA	9.00	12/15/2016	323	324
GNMA	9.00	02/15/2017	9,057	10,208
GNMA	9.00	02/15/2017	1,563	1,570
GNMA	9.00	05/15/2017	1,708	1,715
GNMA	9.00	07/15/2017	12,478	12,700
GNMA	9.00	03/15/2020	5,404	5,685
GNMA	9.00	08/15/2021	911	915

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	9.00%	07/20/2024	$1,164	$1,205
GNMA	9.00	08/20/2024	773	940
GNMA	9.00	09/20/2024	2,888	3,537
GNMA	9.00	10/20/2024	23,838	28,809
GNMA	9.00	11/20/2024	706	784
GNMA	9.00	01/20/2025	10,707	13,160
GNMA	9.00	02/20/2025	37,522	45,704
GNMA Series 2003-1 Class SW ±(c)	0.60	06/16/2031	2,973,914	5,090

Total Agency Securities (Cost $1,257,511,563)				1,282,622,081

	Yield		Shares

Short-Term Investments: 4.70%

Investment Companies: 4.68%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		61,848,812	61,848,812

			Principal

U.S. Treasury Securities: 0.02%
U.S. Treasury Bill #	0.08	03/29/2012	$300,000	299,981

Total Short-Term Investments (Cost $62,148,809)				62,148,793

Total Investments in Securities
(Cost $1,319,660,372) *	101.62%	1,344,770,874
Other Assets and Liabilities, Net	(1.62)	(21,444,947)

Total Net Assets	100.00%	$1,323,325,927

±	Variable rate investment.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,320,847,066 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,770,381
Gross unrealized depreciation	(846,573)

Net unrealized appreciation	$23,923,808

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Adjustable Rate Government Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,282,922,062
In affiliated securities, at value (see cost below)	61,848,812

Total investments, at value (see cost below)	1,344,770,874
Principal paydown receivable	4,737,501
Receivable for Fund shares sold	1,489,285
Receivable for interest	3,561,054
Receivable for daily variation margin on open futures contracts	55,781
Prepaid expenses and other assets	77,547

Total assets	1,354,692,042

Liabilities
Dividends payable	210,536
Payable for investments purchased	2,347,203
Payable for Fund shares redeemed	27,750,469
Advisory fee payable	243,101
Distribution fees payable	180,655
Due to other related parties	196,519
Accrued expenses and other liabilities	437,632

Total liabilities	31,366,115

Total net assets	$1,323,325,927

NET ASSETS CONSIST OF
Paid-in capital	$1,514,093,132
Overdistributed net investment income	(2,340,672)
Accumulated net realized losses on investments	(213,511,723)
Net unrealized gains on investments	25,085,190

Total net assets	$1,323,325,927

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$302,277,686
Shares outstanding – Class A	33,100,321
Net asset value per share – Class A	$9.13
Maximum offering price per share – Class A2	$9.32
Net assets – Class B	$10,136,679
Shares outstanding – Class B	1,109,728
Net asset value per share – Class B	$9.13
Net assets – Class C	$277,486,861
Shares outstanding – Class C	30,383,620
Net asset value per share – Class C	$9.13
Net assets – Administrator Class	$115,495,249
Shares outstanding – Administrator Class	12,645,333
Net asset value per share – Administrator Class	$9.13
Net assets – Institutional Class	$617,929,452
Shares outstanding – Institutional Class	67,649,126
Net asset value per share – Institutional Class	$9.13

Investments in unaffiliated securities, at cost	$1,257,811,560

Investments in affiliated securities, at cost	$61,848,812

Total investments, at cost	$1,319,660,372

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	27

Investment income
Interest	$12,294,425
Income from affiliated securities	3,612

Total investment income	12,298,037

Expenses
Advisory fee	2,556,801
Administration fees
Fund level	338,618
Class A	265,834
Class B	9,560
Class C	229,940
Administrator Class	59,450
Institutional Class	241,562
Shareholder servicing fees
Class A	415,368
Class B	14,937
Class C	359,280
Administrator Class	144,467
Distribution fees
Class B	44,810
Class C	1,077,842
Custody and accounting fees	46,224
Professional fees	31,543
Registration fees	24,811
Shareholder report expenses	46,274
Trustees’ fees and expenses	5,420
Other fees and expenses	12,086

Total expenses	5,924,827
Less: Fee waivers and/or expense reimbursements	(628,030)

Net expenses	5,296,797

Net investment income	7,001,240

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	601,293
Futures transactions	(528,842)

Net realized gains on investments	72,451

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,173,574
Futures transactions	60,947

Net change in unrealized gains (losses) on investments	4,234,521

Net realized and unrealized gains (losses) on investments	4,306,972

Net increase in net assets resulting from operations	$11,308,212

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Adjustable Rate Government Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$7,001,240		$16,262,285
Net realized gains (losses) on investments		72,451		(1,960,095)
Net change in unrealized gains (losses) on investments		4,234,521		7,687,306

Net increase in net assets resulting from operations		11,308,212		21,989,496

Distributions to shareholders from
Net investment income
Class A		(2,245,863)		(4,583,566)
Class B		(36,625)		(243,091)
Class C		(848,546)		(2,279,362)
Administrator Class		(856,774)		(316,549)
Institutional Class		(4,746,863)		(8,624,206)
Tax basis return of capital
Class A		0		(1,731,087)
Class B		0		(172,929)
Class C		0		(1,762,948)
Administrator Class		0		(120,023)
Institutional Class		0		(2,835,213)

Total distributions to shareholders		(8,734,671)		(22,668,974)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,146,581	101,488,024	16,412,941	149,657,118
Class B	34,038	309,970	99,347	906,066
Class C	812,274	7,393,920	2,685,125	24,474,739
Administrator Class	15,971,747	145,347,317	5,932,991	54,071,142
Institutional Class	45,729,500	416,417,906	56,802,728	517,846,081

		670,957,137		746,955,146

Reinvestment of distributions
Class A	172,403	1,569,381	472,739	4,310,337
Class B	3,400	30,955	36,834	336,000
Class C	59,903	545,084	275,194	2,509,488
Administrator Class	64,585	588,100	28,945	263,683
Institutional Class	409,297	3,727,882	938,927	8,560,527

		6,461,402		15,980,035

Payment for shares redeemed
Class A	(14,246,196)	(129,654,129)	(19,607,933)	(178,746,472)
Class B	(563,024)	(5,128,366)	(4,007,517)	(36,520,241)
Class C	(3,029,135)	(27,581,408)	(7,725,072)	(70,421,005)
Administrator Class	(7,224,500)	(65,769,253)	(2,129,535)	(19,400,449)
Institutional Class	(44,023,791)	(400,983,573)	(32,559,685)	(296,753,911)

		(629,116,729)		(601,842,078)

Net increase in net assets resulting from capital share transactions		48,301,810		161,093,103

Total increase in net assets		50,875,351		160,413,625

Net assets
Beginning of period		1,272,450,576		1,112,036,951

End of period		$1,323,325,927		$1,272,450,576

Overdistributed net investment income		$(2,340,672)		$(607,241)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Adjustable Rate Government Fund	29

(For a share outstanding throughout each period)

Class A	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended June 30,
		2011	2010[1],[2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21	$9.23
Net investment income	0.05	0.14	0.02	0.20	0.32	0.44 [3]	0.38
Net realized and unrealized gains (losses) on investments	0.02	0.04	0.02	0.11	(0.14)	(0.05)	0.02

Total from investment operations	0.07	0.18	0.04	0.31	0.18	0.39	0.40
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.01)	(0.20)	(0.33)	(0.45)	(0.42)
Tax basis return of capital	0.00	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.18)	(0.03)	(0.20)	(0.33)	(0.45)	(0.42)
Net asset value, end of period	$9.13	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Total return[4]	0.78%	2.04%	0.49%	3.51%	2.09%	4.30%	4.42%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.88%	0.88%	0.73%	0.73%	0.98%[5]	1.11%[5]
Net expenses	0.74%	0.74%	0.74%	0.73%	0.73%	0.94%[5]	1.07%[5]
Net investment income	1.12%	1.50%	1.18%	2.27%	3.61%	4.74%[5]	4.18%[5]
Supplemental data
Portfolio turnover rate	6%	18%	0%	14%	41%	39%	29%
Net assets, end of period (000’s omitted)	$302,278	$328,427	$353,453	$271,853	$277,862	$270,482	$311,031

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008	0.25%
Year ended June 30, 2007	0.36%

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Adjustable Rate Government Fund	Financial Highlights

(For a share outstanding throughout each period)

Class B	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended June 30,
		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21	$9.23
Net investment income	0.02 [3]	0.07 [3]	0.00 [4]	0.13 [3]	0.26 [3]	0.37 [3]	0.32 [3]
Net realized and unrealized gains (losses) on investments	0.02	0.05	0.03	0.11	(0.14)	(0.05)	0.01

Total from investment operations	0.04	0.12	0.03	0.24	0.12	0.32	0.33
Distributions to shareholders from
Net investment income	(0.03)	(0.07)	(0.00)[4]	(0.13)	(0.27)	(0.38)	(0.35)
Tax basis return of capital	0.00	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)	(0.38)	(0.35)
Net asset value, end of period	$9.13	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Total return[5]	0.40%	1.28%	0.36%	2.73%	1.33%	3.53%	3.65%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.63%	1.62%	1.48%	1.48%	1.70%[6]	1.81%[6]
Net expenses	1.49%	1.49%	1.49%	1.48%	1.48%	1.70%[6]	1.81%[6]
Net investment income	0.39%	0.81%	0.24%	1.55%	2.95%	3.99%[6]	3.45%[6]
Supplemental data
Portfolio turnover rate	6%	18%	0%	14%	41%	39%	29%
Net assets, end of period (000’s omitted)	$10,137	$14,911	$50,229	$52,414	$90,520	$183,596	$274,387

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008	0.25%
Year ended June 30, 2007	0.36%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Adjustable Rate Government Fund	31

(For a share outstanding throughout each period)

Class C	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended June 30,
		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21	$9.23
Net investment income	0.01	0.06	0.00 [3]	0.14	0.25	0.37 [4]	0.32 [4]
Net realized and unrealized gains (losses) on investments	0.03	0.06	0.03	0.10	(0.13)	(0.05)	0.01

Total from investment operations	0.04	0.12	0.03	0.24	0.12	0.32	0.33
Distributions to shareholders from
Net investment income	(0.03)	(0.07)	(0.00)[3]	(0.13)	(0.27)	(0.38)	(0.35)
Tax basis return of capital	0.00	(0.05)[4]	(0.02)[4]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)	(0.38)	(0.35)
Net asset value, end of period	$9.13	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Total return[5]	0.40%	1.28%	0.36%	2.73%	1.33%	3.53%	3.65%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.63%	1.62%	1.48%	1.48%	1.70%[6]	1.81%[6]
Net expenses	1.49%	1.49%	1.51%	1.48%	1.48%	1.70%[6]	1.81%[6]
Net investment income	0.34%	0.74%	0.23%	1.52%	2.88%	3.99%[6]	3.45%[6]
Supplemental data
Portfolio turnover rate	6%	18%	0%	14%	41%	39%	29%
Net assets, end of period (000’s omitted)	$277,487	$296,645	$340,278	$349,562	$360,607	$395,703	$497,661

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008	0.25%
Year ended June 30, 2007	0.36%

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Adjustable Rate Government Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
		2011	2010[1]
Net asset value, beginning of period	$9.12	$9.12	$9.11
Net investment income	0.05	0.14 [2]	0.02
Net realized and unrealized gains (losses) on investments	0.03	0.06	0.01

Total from investment operations	0.08	0.20	0.03
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.00)[3]
Tax basis return of capital	0.00	(0.05)[2]	(0.02)[2]

Total distributions to shareholders	(0.07)	(0.20)	(0.02)
Net asset value, end of period	$9.13	$9.12	$9.12
Total return[4]	0.84%	2.18%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.90%
Net expenses	0.60%	0.60%	0.62%
Net investment income	1.18%	1.49%	2.01%
Supplemental data
Portfolio turnover rate	6%	18%	0%
Net assets, end of period (000’s omitted)	$115,495	$34,946	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Adjustable Rate Government Fund	33

(For a share outstanding throughout each period)

Institutional Class	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended June 30,
		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21	$9.23
Net investment income	0.06	0.15	0.02	0.23	0.35	0.46	0.41
Net realized and unrealized gains (losses) on investments	0.02	0.06	0.03	0.10	(0.14)	(0.05)	0.02

Total from investment operations	0.08	0.21	0.05	0.33	0.21	0.41	0.43
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.02)	(0.22)	(0.36)	(0.47)	(0.45)
Tax basis return of capital	0.00	(0.05)[3]	(0.02)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.21)	(0.04)	(0.22)	(0.36)	(0.47)	(0.45)
Net asset value, end of period	$9.13	$9.12	$9.12	$9.11	$9.00	$9.15	$9.21
Total return[4]	0.90%	2.30%	0.53%	3.76%	2.35%	4.57%	4.69%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.55%	0.55%	0.48%	0.48%	0.70%[5]	0.80%[5]
Net expenses	0.49%	0.49%	0.49%	0.48%	0.48%	0.70%[5]	0.80%[5]
Net investment income	1.30%	1.72%	1.21%	2.52%	3.91%	4.98%[5]	4.47%[5]
Supplemental data
Portfolio turnover rate	6%	18%	0%	14%	41%	39%	29%
Net assets, end of period (000’s omitted)	$617,929	$597,521	$368,066	$389,075	$483,565	$890,857	$1,361,685

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008	0.25%
Year ended June 30, 2007	0.36%

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	35

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At August 31, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2012	2013	2014	2015	2016	2017	2018	2019
$95,791,789	$47,790,373	$11,283,743	$18,541,278	$10,766,785	$24,262,054	$1,705,150	$66,443

As of August 31, 2011, the Fund had $2,127,503 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to Financial Statements (Unaudited)

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	$0	$1,282,622,081	$0	$1,282,622,081

Short-term investments
Investment companies	61,848,812	0	0	61,848,812
U.S. Treasury securities	299,981	0	0	299,981
	$62,148,793	$1,282,622,081	$0	$1,344,770,874

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(25,312)	$0	$0	$(25,312)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	37

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, 0.60% for Administrator Class and 0.49% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $1,923 from the sale of Class A shares and $5,568 and $3,726 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government securities, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were $218,003,814 and $77,160,531, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into futures contracts to speculate on interest rates.

At February 29, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	115 Short	5-Year U.S. Treasury Notes	$14,164,766	$(1,117)
June 2012	70 Short	10-Year U.S. Treasury Notes	9,166,719	(24,195)

The Fund had an average notional amount of $35,462,569 in short futures contracts during the six months ended February 29, 2012.

On February 29, 2012, the cumulative unrealized losses on futures contracts in the amount of $25,312 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $965 in commitment fees.

38	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to Financial Statements (Unaudited)

During the six months ended February 29, 2012, the Fund had average borrowings outstanding of $50,284 (on an annualized basis) at an average rate of 1.41% and paid interest of $709.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40	Wells Fargo Advantage Adjustable Rate Government Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	41

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

42	Wells Fargo Advantage Adjustable Rate Government Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208520 04-12 SA215/SAR215 2-12

Wells Fargo Advantage

Government Securities Fund

Semi-Annual Report

February 29, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Government Securities Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Securities Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage Government Securities Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Government Securities Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Government Securities Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income.

ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

FUND INCEPTION

October 29, 1986

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
FNMA, 4.00%, 05/25/2040	6.24%
FNMA, 4.50%, 05/25/2039	5.07%
U.S. Treasury Note, 0.50%, 10/15/2014	4.72%
FNMA, 5.00%, 08/01/2040	3.83%
FHLMC, 3.50%, 08/15/2041	3.76%
U.S. Treasury Note, 0.25%, 01/31/2014	2.90%
GNMA, 4.50%, 05/20/2040	2.52%
FNMA, 6.00%, 08/25/2035	2.06%
U.S. Treasury Note, 2.00%, 11/15/2021	2.02%
U.S. Treasury Bond, 4.63%, 02/15/2040	1.82%

PORTFOLIO ALLOCATION[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Government Securities Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SGVDX)	08/31/1999	(2.74)	2.40	4.93	4.61	1.85	7.22	5.90	5.09	0.88%	0.88%
Class B (WGSBX)**	07/18/2008	(3.53)	1.43	4.78	4.61	1.47	6.43	5.11	4.61	1.63%	1.63%
Class C (WGSCX)	12/26/2002	0.47	5.42	5.10	4.24	1.47	6.42	5.10	4.24	1.63%	1.63%
Administrator Class (WGSDX)	04/08/2005					1.95	7.46	6.12	5.37	0.82%	0.66%
Institutional Class (SGVIX)	08/31/1999					2.04	7.64	6.33	5.59	0.55%	0.50%
Investor Class (STVSX)	10/29/1986					1.83	7.19	5.86	5.11	0.91%	0.91%
Barclays U.S. Aggregate Excluding Credit Bond Index[6]						2.01	7.68	6.17	5.41
Barclays Intermediate U.S. Government Bond Index[7]						1.03	6.11	5.61	4.76

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain of the underlying securities and not to shares of the Fund.

3.	Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class and 0.90% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Government Securities Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,018.45	$4.32	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.32	0.86%
Class B
Actual	$1,000.00	$1,014.68	$8.06	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.07	1.61%
Class C
Actual	$1,000.00	$1,014.67	$8.06	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.07	1.61%
Administrator Class
Actual	$1,000.00	$1,019.55	$3.21	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.22	0.64%
Institutional Class
Actual	$1,000.00	$1,020.37	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,018.29	$4.47	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 63.71%
FHLB	5.63%	03/14/2036	$6,150,000	$7,988,635
FHLMC ±	0.70	02/15/2033	614,015	614,733
FHLMC ±	2.30	10/01/2026	346,742	365,662
FHLMC ±	2.50	06/01/2032	159,618	168,319
FHLMC ±	2.62	07/01/2029	358,182	379,469
FHLMC ±	2.66	09/01/2031	10,702	10,843
FHLMC ±	2.66	09/01/2031	269,351	273,140
FHLMC (a)	2.93	11/01/2012	263,241	263,272
FHLMC ±	3.35	07/01/2032	2,931,222	2,991,201
FHLMC %%	3.50	08/15/2041	77,907,000	80,419,033
FHLMC ±	3.95	05/01/2026	120,254	126,309
FHLMC	4.00	03/01/2014	495,900	513,146
FHLMC	4.00	04/01/2014	2,616,252	2,665,588
FHLMC %%	4.00	04/15/2040	29,010,000	30,428,769
FHLMC %%	4.50	05/15/2039	2,300,000	2,443,031
FHLMC	5.00	05/01/2018	852,483	919,754
FHLMC	5.00	04/01/2019	727,115	788,811
FHLMC	5.00	04/01/2019	555,580	602,721
FHLMC	5.00	06/01/2019	901,512	978,005
FHLMC	5.00	08/01/2019	3,824,028	4,129,375
FHLMC	5.00	10/01/2019	1,025,136	1,112,118
FHLMC	5.00	02/01/2020	3,025,783	3,282,520
FHLMC	5.00	08/01/2040	6,386,363	6,883,303
FHLMC	5.50	11/01/2023	677,326	737,446
FHLMC	5.50	07/01/2035	23,621,068	25,751,708
FHLMC	5.50	06/01/2038	8,144,986	8,849,127
FHLMC	5.50	09/01/2038	13,841,069	15,037,641
FHLMC	5.50	01/01/2039	1,747,053	1,898,633
FHLMC	5.50	05/01/2040	5,398,057	5,866,411
FHLMC	6.00	10/01/2032	174,854	195,130
FHLMC	6.00	05/25/2043	9,219,356	10,390,944
FHLMC ±	6.08	01/01/2038	1,099,735	1,177,874
FHLMC ±	6.38	01/01/2026	92,789	93,529
FHLMC	6.50	04/01/2018	80,902	87,335
FHLMC	6.50	04/01/2021	227,169	239,970
FHLMC	6.50	04/01/2022	271,475	303,343
FHLMC	6.50	04/01/2026	4,068	4,659
FHLMC	6.50	09/01/2028	86,512	98,776
FHLMC	6.50	09/01/2028	25,979	29,662
FHLMC	6.50	07/01/2031	14	16
FHLMC	6.50	08/01/2037	3,023,001	3,360,862
FHLMC	6.50	10/01/2037	839,019	932,791
FHLMC	7.00	11/17/2013	34,677	34,771
FHLMC	7.00	10/01/2014	447,855	474,319
FHLMC	7.00	12/01/2023	11,662	13,330
FHLMC	7.00	05/01/2024	13,372	15,284
FHLMC	7.00	12/01/2026	424	492
FHLMC	7.00	12/01/2026	2,707	3,140
FHLMC	7.00	12/01/2026	4,826	5,598
FHLMC	7.00	12/01/2026	149	173

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	7.00%	12/01/2026	$1,649	$1,912
FHLMC	7.00	12/01/2026	1,586	1,839
FHLMC	7.00	04/01/2029	6,362	7,439
FHLMC	7.00	04/01/2029	2,237	2,611
FHLMC	7.00	05/01/2029	55,295	64,526
FHLMC	7.00	04/01/2032	410,924	475,570
FHLMC	7.50	12/01/2012	25,518	25,743
FHLMC	7.50	10/01/2029	5,253	5,266
FHLMC	7.50	11/01/2031	443,180	535,688
FHLMC	7.50	04/01/2032	467,936	565,122
FHLMC	8.00	02/01/2017	15,686	17,335
FHLMC	8.00	08/01/2023	66,496	77,016
FHLMC	8.00	06/01/2024	17,480	20,754
FHLMC	8.00	06/01/2024	4,575	4,755
FHLMC	8.00	06/01/2024	15,767	18,718
FHLMC	8.00	08/01/2026	42,909	51,732
FHLMC	8.00	11/01/2026	43,241	52,203
FHLMC	8.00	11/01/2028	32,807	39,142
FHLMC	8.50	07/01/2022	6,813	8,128
FHLMC	8.50	12/01/2025	37,271	45,322
FHLMC	8.50	05/01/2026	4,848	5,873
FHLMC	8.50	08/01/2026	8,887	9,444
FHLMC	8.50	08/01/2026	32,641	33,133
FHLMC	9.00	06/01/2016	11,723	12,873
FHLMC	9.00	01/01/2017	20,317	20,712
FHLMC	9.00	04/01/2017	30,986	34,650
FHLMC	9.00	11/01/2018	103,082	115,250
FHLMC	9.00	08/01/2019	121	123
FHLMC	9.00	08/01/2019	324	336
FHLMC	9.00	08/01/2019	1,036	1,192
FHLMC	9.00	12/01/2019	411	481
FHLMC	9.00	01/01/2020	180	204
FHLMC	9.00	02/01/2020	4,697	4,750
FHLMC	9.00	02/01/2020	228	269
FHLMC	9.00	03/01/2020	2,702	2,805
FHLMC	9.00	03/01/2020	360	381
FHLMC	9.00	09/01/2020	445	523
FHLMC	9.00	09/01/2020	1,037	1,113
FHLMC	9.00	12/01/2020	93	107
FHLMC	9.00	02/01/2021	166	167
FHLMC	9.00	03/01/2021	9,439	11,034
FHLMC	9.00	03/01/2021	2,260	2,270
FHLMC	9.00	04/01/2021	8,274	9,172
FHLMC	9.00	04/01/2021	563	673
FHLMC	9.00	04/01/2021	147,880	166,952
FHLMC	9.00	06/01/2021	1,359	1,407
FHLMC	9.00	07/01/2021	6,459	6,486
FHLMC	9.00	07/01/2021	5,219	5,468
FHLMC	9.00	08/01/2021	1,283	1,531
FHLMC	9.00	04/01/2022	5,887	5,972

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	9.00%	07/01/2022	$1,436	$1,674
FHLMC	9.00	09/01/2024	2,522	3,080
FHLMC	9.00	10/01/2024	2,381	2,391
FHLMC	9.50	09/01/2016	80	90
FHLMC	9.50	10/01/2016	575	646
FHLMC	9.50	08/01/2018	51	51
FHLMC	9.50	08/01/2019	326	382
FHLMC	9.50	02/01/2020	17	20
FHLMC	9.50	06/01/2020	124	149
FHLMC	9.50	08/01/2020	886	1,050
FHLMC	9.50	09/01/2020	27	27
FHLMC	9.50	09/01/2020	16,855	19,256
FHLMC	9.50	09/01/2020	117	140
FHLMC	9.50	10/01/2020	104	125
FHLMC	9.50	10/01/2020	62	71
FHLMC	9.50	11/01/2020	159	189
FHLMC	9.50	05/01/2021	348	421
FHLMC	9.50	09/17/2022	1,420,092	1,645,699
FHLMC	9.50	04/01/2025	139,293	169,597
FHLMC	10.00	08/01/2017	44	49
FHLMC	10.00	01/01/2019	26	31
FHLMC	10.00	08/01/2019	91	106
FHLMC	10.00	12/01/2019	445	536
FHLMC	10.00	03/01/2020	41	49
FHLMC	10.00	06/01/2020	75	89
FHLMC	10.00	07/01/2020	68	75
FHLMC	10.00	08/01/2020	74	88
FHLMC	10.00	10/01/2021	134,217	158,088
FHLMC	10.00	08/17/2022	686,410	782,463
FHLMC	10.00	02/17/2025	1,198,113	1,397,457
FHLMC	10.50	02/01/2019	42	43
FHLMC	10.50	05/01/2019	227	263
FHLMC	10.50	06/01/2019	32	38
FHLMC	10.50	08/01/2019	36,446	43,113
FHLMC	10.50	12/01/2019	80,203	95,323
FHLMC	10.50	02/01/2020	1,784	1,864
FHLMC	10.50	05/01/2020	86,534	104,033
FHLMC	10.50	05/01/2020	8,249	8,651
FHLMC	10.50	08/01/2020	26,672	27,247
FHLMC	10.50	08/01/2020	43,406	46,564
FHLMC	14.00	11/01/2012	34	34
FHLMC Series 16 Class D	10.00	10/15/2019	31,833	35,826
FHLMC Series 1671 Class 1671-TA ±	0.75	02/15/2024	89,100	89,238
FHLMC Series 2882 Class TF ±	0.50	10/15/2034	6,995,357	6,973,238
FHLMC Series 3221 Class VA	5.00	09/15/2017	7,477,242	8,220,913
FHLMC Series R008 Class FK ±	0.65	07/15/2023	4,958,002	4,957,125
FHLMC Series T-57 Class 1A1	6.50	07/25/2043	2,260,143	2,575,417
FHLMC Series T-67 Class 1A1C ±	3.12	03/25/2036	3,293,713	3,485,160
FHLMC Series T-67 Class 2A1C ±	3.08	03/25/2036	4,251,146	4,498,244
FHLMC Series T-75 Class A1 ±	0.28	12/25/2036	8,754,557	8,705,215

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.71%	11/25/2028	$337,487	$321,336
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.52	05/25/2030	1,345,177	1,268,710
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.52	09/25/2031	603,613	555,547
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,676,863	1,997,023
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	2.97	03/25/2043	742,536	699,433
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	3.53	07/25/2043	4,397,363	4,488,989
FICO Series D-P (z)	2.11	09/26/2019	15,000,000	12,781,365
FNMA ±	2.23	05/01/2036	3,513,603	3,707,253
FNMA ±	2.30	11/01/2031	329,110	346,237
FNMA ±	2.33	09/01/2031	133,774	140,665
FNMA ±	2.34	12/01/2035	3,458,184	3,666,692
FNMA	2.38	07/28/2015	29,170,000	30,908,678
FNMA	2.38	01/13/2022	10,415,000	10,533,012
FNMA ±	2.39	12/01/2034	2,787,208	2,942,030
FNMA ±	2.39	01/01/2033	202,578	205,425
FNMA ±	2.43	12/01/2040	112,394	118,901
FNMA ±	2.44	04/01/2032	228,170	240,115
FNMA ±	2.44	09/01/2031	552,194	581,298
FNMA ±	2.48	09/01/2036	2,734,467	2,910,653
FNMA ±	2.51	08/01/2036	3,713,058	3,951,699
FNMA ±	2.54	06/01/2032	251,254	252,883
FNMA ±	2.55	06/01/2034	1,276,439	1,345,167
FNMA ±	2.60	10/01/2027	484,202	515,710
FNMA ±	2.70	05/01/2036	5,559,139	5,774,189
FNMA ±	3.10	09/01/2027	1,203,079	1,259,717
FNMA ±	3.13	07/01/2026	736,978	785,229
FNMA ±	3.16	04/01/2033	145,631	153,972
FNMA ±	3.26	02/01/2027	2,126,978	2,254,335
FNMA ±	3.39	05/01/2036	2,740,909	2,864,001
FNMA	3.50	02/01/2026	8,283,230	8,695,173
FNMA	4.00	05/01/2021	3,836,912	4,094,876
FNMA %%	4.00	04/25/2024	16,840,000	17,829,350
FNMA %%	4.00	05/25/2040	126,845,000	133,484,549
FNMA	4.15	07/01/2014	10,627,489	11,248,316
FNMA ±	4.32	09/01/2028	1,043,361	1,083,701
FNMA ±	4.49	07/01/2033	175,174	176,348
FNMA	4.50	08/01/2018	3,961,725	4,259,650
FNMA	4.50	12/01/2018	2,815,860	3,027,615
FNMA %%	4.50	03/25/2021	14,000,000	14,982,187
FNMA %%	4.50	05/25/2039	101,917,000	108,621,223
FNMA	4.62	07/01/2013	7,651,432	7,925,453
FNMA	4.68	02/01/2020	3,352,510	3,800,139
FNMA	4.79	05/01/2019	2,258,609	2,557,881
FNMA	5.00	12/01/2018	2,188,807	2,368,113
FNMA %%	5.00	05/25/2019	16,840,000	18,145,100
FNMA	5.00	03/01/2034	11,449,856	12,380,412
FNMA	5.00	02/01/2036	14,709,673	15,902,865
FNMA	5.00	08/01/2040	15,119,505	16,338,853
FNMA	5.00	08/01/2040	75,876,019	81,995,220
FNMA	5.03	05/01/2015	6,569,886	7,190,469

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	5.22%	10/01/2015	$3,386,803	$3,724,009
FNMA	5.24	12/01/2012	136,612	135,774
FNMA	5.39	01/01/2024	3,112,255	3,601,250
FNMA	5.50	06/01/2016	706,682	769,344
FNMA %%	5.50	10/25/2019	1,060,000	1,152,916
FNMA	5.50	01/01/2025	859,358	938,235
FNMA	5.50	01/01/2025	3,103,811	3,386,757
FNMA	5.50	09/01/2033	8,418,368	9,202,705
FNMA	5.50	09/01/2033	5,845,670	6,390,309
FNMA	5.50	06/01/2034	20,239,522	22,156,855
FNMA	5.50	08/01/2035	5,756,128	6,288,827
FNMA	5.50	01/01/2037	6,007,572	6,563,540
FNMA	5.55	05/01/2016	3,189,438	3,603,068
FNMA	5.55	09/01/2019	4,205,978	4,414,135
FNMA	5.60	11/01/2013	532,811	560,506
FNMA	5.61	02/01/2021	3,504,741	4,029,232
FNMA	5.63	02/01/2018	1,123,032	1,299,332
FNMA	5.66	12/01/2016	1,732,000	1,984,597
FNMA	5.67	03/01/2016	6,361,134	7,155,827
FNMA	5.67	11/01/2021	5,744,837	6,589,869
FNMA	5.70	03/01/2016	975,099	1,097,783
FNMA	5.75	05/01/2021	3,674,105	4,070,347
FNMA	5.79	10/01/2017	1,114,567	1,286,315
FNMA	5.95	06/01/2024	1,855,463	2,215,267
FNMA ±	5.99	09/01/2018	1,733,000	1,870,205
FNMA	6.00	12/01/2013	131,845	132,869
FNMA	6.00	05/01/2016	1,019,052	1,098,224
FNMA	6.00	03/01/2024	265,879	294,052
FNMA	6.00	02/01/2035	3,355,129	3,744,189
FNMA %%	6.00	08/25/2035	40,080,000	44,094,261
FNMA	6.00	11/01/2037	5,066,473	5,581,149
FNMA	6.00	08/01/2038	15,294,653	16,848,357
FNMA	6.00	12/01/2038	1,673,923	1,843,968
FNMA	6.08	01/01/2019	2,220,588	2,320,455
FNMA	6.50	06/01/2017	459,679	505,575
FNMA	6.50	01/01/2024	118,443	132,879
FNMA	6.50	03/01/2028	65,572	75,481
FNMA	6.50	12/01/2029	1,031,453	1,181,842
FNMA	6.50	11/01/2031	250,461	288,148
FNMA	6.50	07/01/2036	2,555,171	2,898,979
FNMA	6.50	07/01/2036	2,680,248	3,040,885
FNMA	6.50	09/01/2037	789,117	880,993
FNMA	6.50	09/01/2037	737,313	823,157
FNMA	6.50	07/25/2042	3,246,539	3,670,189
FNMA	6.65	05/01/2016	1,494,251	1,704,035
FNMA	7.00	11/01/2026	24,756	28,390
FNMA	7.00	09/01/2031	7,090	8,280
FNMA	7.00	01/01/2032	8,508	9,936
FNMA	7.00	02/01/2032	321,871	375,877
FNMA	7.00	02/01/2032	53,793	62,794

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	7.00%	10/01/2032	$676,984	$790,688
FNMA	7.00	02/01/2034	8,707	10,132
FNMA	7.00	04/01/2034	611,806	712,984
FNMA	7.00	12/01/2034	73,289	85,290
FNMA	7.00	06/01/2035	10,888	12,644
FNMA	7.00	01/01/2036	40,600	47,148
FNMA	7.00	09/01/2036	892,190	1,033,725
FNMA	7.00	07/01/2047	397,590	450,856
FNMA	7.48	01/01/2025	1,009,509	1,013,769
FNMA	7.50	07/01/2015	16,033	16,250
FNMA	7.50	09/01/2031	252,616	304,682
FNMA	7.50	11/25/2031	1,325,463	1,526,557
FNMA	7.50	02/01/2032	91,760	110,722
FNMA	7.50	10/01/2037	5,874,340	7,101,395
FNMA	8.00	06/01/2012	41,383	41,558
FNMA	8.00	11/01/2013	3,658	3,690
FNMA	8.00	08/01/2020	16,446	16,495
FNMA	8.00	05/01/2027	70,765	74,985
FNMA	8.00	10/01/2027	17,338	17,390
FNMA	8.00	06/01/2028	14,490	17,354
FNMA	8.00	01/01/2030	24,437	24,509
FNMA	8.00	02/01/2030	266,864	323,848
FNMA	8.00	09/01/2040	2,871,382	3,457,215
FNMA	8.50	12/01/2014	733	735
FNMA	8.50	05/01/2017	478,158	537,372
FNMA	8.50	05/01/2017	11,496	12,862
FNMA	8.50	08/01/2024	60,587	73,357
FNMA	8.50	05/01/2026	377,667	456,624
FNMA	8.50	07/01/2026	37,503	40,690
FNMA	8.50	08/01/2026	19,040	19,689
FNMA	8.50	09/01/2026	828	1,007
FNMA	8.50	10/01/2026	41,044	42,278
FNMA	8.50	10/01/2026	426	454
FNMA	8.50	10/01/2026	11,718	11,758
FNMA	8.50	11/01/2026	127,576	155,009
FNMA	8.50	11/01/2026	13,712	15,166
FNMA	8.50	11/01/2026	7,150	7,190
FNMA	8.50	12/01/2026	396,334	482,806
FNMA	8.50	12/01/2026	39,673	48,504
FNMA	8.50	12/01/2026	372	377
FNMA	8.50	01/01/2027	5,900	6,368
FNMA	8.50	02/01/2027	877	1,072
FNMA	8.50	02/01/2027	10,574	10,773
FNMA	8.50	03/01/2027	1,648	2,020
FNMA	8.50	03/01/2027	3,290	3,332
FNMA	8.50	06/01/2027	858,175	1,046,052
FNMA	8.50	07/01/2029	1,036	1,052
FNMA	8.50	08/01/2029	34,215	37,282
FNMA	9.00	03/01/2021	95,541	110,639
FNMA	9.00	06/01/2021	343	406

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	9.00%	07/01/2021	$170,721	$194,691
FNMA	9.00	08/01/2021	497	595
FNMA	9.00	10/01/2021	102,006	115,814
FNMA	9.00	01/01/2025	3,299	3,407
FNMA	9.00	01/01/2025	106	109
FNMA	9.00	01/01/2025	47,868	58,706
FNMA	9.00	02/01/2025	13,229	13,412
FNMA	9.00	03/01/2025	2,052	2,178
FNMA	9.00	03/01/2025	4,618	4,937
FNMA	9.00	03/01/2025	30,256	30,368
FNMA	9.00	03/01/2025	1,872	1,894
FNMA	9.00	04/01/2025	4,984	5,064
FNMA	9.00	07/01/2028	78,901	94,856
FNMA	9.50	11/01/2020	434	522
FNMA	9.50	12/15/2020	148,826	177,051
FNMA	9.50	01/01/2021	40,167	42,626
FNMA	9.50	06/01/2022	13,141	15,649
FNMA	9.50	07/01/2028	150,065	184,117
FNMA	10.00	12/01/2020	223,301	264,244
FNMA	11.00	02/01/2019	22,614	22,733
FNMA	11.00	10/15/2020	30,243	34,633
FNMA	11.25	02/01/2016	6,284	6,318
FNMA	12.00	07/15/2014	82,624	93,023
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,689,651	1,972,055
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	2,934,216	3,503,267
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	774,087	933,224
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.87	07/25/2041	1,933,402	1,956,886
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	15,385,044	15,432,907
FNMA Grantor Trust Series 2002-T12 Class A5 ±	3.59	10/25/2041	2,082,224	2,111,245
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	8,641,459	9,916,708
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.48	05/25/2032	484,440	463,235
FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,565,000	15,906,481
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.52	03/25/2033	410,829	394,694
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	1,355,308	1,529,931
FNMA Series 1988-2 Class Z	10.10	02/25/2018	86,938	97,199
FNMA Series 1988-7 Class Z	9.25	04/25/2018	55,897	62,340
FNMA Series 1989-10 Class Z	9.50	03/25/2019	320,284	371,178
FNMA Series 1989-100 Class Z	8.75	12/25/2019	280,124	317,896
FNMA Series 1989-12 Class Y	10.00	03/25/2019	593,566	696,059
FNMA Series 1989-22 Class G	10.00	05/25/2019	377,234	441,052
FNMA Series 1989-63 Class Z	9.40	10/25/2019	57,601	64,601
FNMA Series 1989-98 Class E	9.20	12/25/2019	119,155	134,338
FNMA Series 1990-144 Class W	9.50	12/25/2020	203,309	238,078
FNMA Series 1990-75 Class Z	9.50	07/25/2020	222,567	261,793
FNMA Series 1990-84 Class Y	9.00	07/25/2020	72,987	83,726
FNMA Series 1990-96 Class Z	9.67	08/25/2020	323,195	380,649
FNMA Series 1991-5 Class Z	8.75	01/25/2021	107,131	123,160
FNMA Series 1991-85 Class Z	8.00	06/25/2021	324,677	359,019
FNMA Series 1992-45 Class Z	8.00	04/25/2022	275,641	328,366
FNMA Series 2001-T4 Class A1	7.50	07/25/2041	1,497,033	1,748,157

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2003-90 Class FL ±	0.69%	03/25/2031	$3,115,947	$3,117,988
FNMA Series 2003-W1 Class 1A1 ±	6.27	12/25/2042	1,281,619	1,463,668
FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	2,510,841	2,607,436
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	2,883,405	3,358,251
FNMA Series 2004-W4 Class A9	5.50	06/25/2034	8,565,000	8,786,307
FNMA Series 2005-116 Class TU	5.50	12/25/2016	1,312,713	1,332,917
FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,000,000	4,355,142
FNMA Series 2007-2 Class FA ±	0.44	02/25/2037	2,327,559	2,316,092
FNMA Series 2007-W10 Class 2A ±	6.21	08/25/2047	1,902,878	2,147,380
FNMA Series 2009-108 Class DE	4.50	08/25/2027	1,378,273	1,430,543
FNMA Series G-8 Class E	9.00	04/25/2021	289,980	332,723
FNMA Series G92-30 Class Z	7.00	06/25/2022	608,052	675,433
FNMA STRIPS Series 161 Class 2	8.50	07/25/2022	123,361	37,450
FNMA STRIPS Series 265 Class 2	9.00	03/01/2024	307,696	364,184
FNMA Whole Loan Series 1999-W6 Class A ±	9.18	09/25/2028	93,066	103,400
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	1,425,695	1,603,354
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.10	06/25/2033	313,984	313,916
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.41	08/25/2042	4,901,660	5,229,459
FNMA Whole Loan Series 2003-W5 Class A ±	0.46	04/25/2033	807,623	768,492
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.19	08/25/2042	3,732,877	4,044,546
FNMA Whole Loan Series 2003-W6 Class PT4 ±	9.40	10/25/2042	3,576,242	4,215,518
FNMA Whole Loan Series 2003-W8 Class PT1 ±	8.68	12/25/2042	1,642,884	1,899,328
FNMA Whole Loan Series 2003-W9 Class A ±	0.48	06/25/2033	230,212	218,948
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	2,936,414	3,411,922
GNMA ±	3.00	08/20/2020	328,466	342,682
GNMA ±	3.00	11/20/2020	206,098	215,534
GNMA %%	4.00	02/20/2041	21,665,000	23,330,497
GNMA %%	4.50	05/20/2040	49,420,000	53,867,805
GNMA	5.00	07/20/2040	17,197,225	18,980,442
GNMA	6.00	01/15/2013	13,165	14,439
GNMA	6.00	02/15/2013	1,206	1,205
GNMA	6.00	08/20/2034	1,153,496	1,300,293
GNMA	6.50	12/15/2025	50,562	57,916
GNMA	6.50	04/15/2029	1,593	1,859
GNMA	6.50	05/15/2029	4,621	5,391
GNMA	6.50	05/15/2031	3,777	4,407
GNMA	6.50	07/15/2032	4,279	4,992
GNMA	6.50	09/20/2033	177,757	204,072
GNMA	7.00	12/15/2022	86,400	99,224
GNMA	7.00	05/15/2026	7,235	8,451
GNMA	7.00	03/15/2028	83,193	97,930
GNMA	7.00	01/15/2031	519	616
GNMA	7.00	04/15/2031	11,041	13,106
GNMA	7.00	04/15/2031	1,435	1,704
GNMA	7.00	08/15/2031	23,905	28,377
GNMA	7.00	03/15/2032	17,743	21,112
GNMA	7.00	05/15/2032	4,133	4,918
GNMA	7.34	10/20/2021	78,987	90,193
GNMA	7.34	12/20/2021	28,226	32,231
GNMA	7.34	02/20/2022	29,148	33,465

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	5.12%	01/01/2017	$11,700,000	$13,160,360
GNMA	7.34	04/20/2022	33,198	38,115
GNMA	7.34	09/20/2022	141,613	162,586
GNMA	8.00	04/15/2023	3,707	3,720
GNMA	8.00	06/15/2023	8,241	9,785
GNMA	8.00	12/15/2023	968,608	1,155,431
GNMA	8.00	02/15/2024	1,910	2,274
GNMA	8.00	09/15/2024	5,783	6,139
GNMA	8.00	06/15/2025	205	217
GNMA	8.00	06/15/2025	21,506	21,735
GNMA	8.35	04/15/2020	737,228	850,894
GNMA	8.40	05/15/2020	344,504	403,210
GNMA	8.50	07/15/2016	1,363	1,368
GNMA	9.00	12/15/2016	6,960	6,990
GNMA	9.00	03/15/2020	7,198	7,229
GNMA	9.00	04/15/2021	3,726	3,843
GNMA	9.50	10/20/2019	194,238	224,462
GNMA	10.00	12/15/2018	10,565	10,618
GNMA	12.50	04/15/2019	58,590	59,588
GNMA	13.00	11/15/2014	1,604	1,786
GNMA	14.00	09/20/2014	1,720	1,733
GNMA	15.00	07/15/2012	942	950
GNMA Series 2002-53 Class IO ±(c)	0.18	04/16/2042	29,635,339	3,734
GNMA Series 2004-20 Class B	4.78	04/16/2034	56,478	56,532
GNMA Series 2005-23 Class IO ±(c)	0.40	06/17/2045	103,014,614	2,238,920
GNMA Series 2005-90 Class A	3.76	09/16/2028	8,150,439	8,339,481
GNMA Series 2006-32 Class C ±	5.46	11/16/2038	12,510,000	13,963,312
GNMA Series 2006-32 Class XM ±(c)	0.24	11/16/2045	70,510,783	922,493
GNMA Series 2006-68 Class D ±	5.31	12/16/2037	12,520,000	13,833,185
GNMA Series 2008-22 Class XM ±(c)	1.20	02/16/2050	201,032,938	7,504,560
GNMA Series 2008-80 Class B	4.28	03/16/2033	15,122,751	15,343,543
GNMA Series 2010-105 Class QF ±	0.60	04/20/2039	338,467	338,471
GNMA Series 2010-74 Class B	3.81	08/16/2039	5,365,000	5,707,469
SBA ±	0.63	03/25/2013	88,700	88,513
SBA (c)(a)	1.44	02/15/2018	555,069	11,212
SBA Series 1992- 6 Class A (c)(a)(i)	1.51	10/15/2017	1,646,419	30,179
TVA	5.38	04/01/2056	3,670,000	4,771,789

Total Agency Securities (Cost $1,331,456,539)				1,363,985,891

Corporate Bonds and Notes: 0.00%

Consumer Discretionary: 0.00%

Multiline Retail: 0.00%
Sears Roebuck Acceptance Corporation	6.70	04/15/2012	172	171

Total Corporate Bonds and Notes (Cost $0)				171

Municipal Bonds and Notes: 0.42%

Arkansas: 0.01%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	233,354	245,720

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 0.41%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00%	12/15/2020	$5,405,000	$8,669,134

Total Municipal Bonds and Notes (Cost $7,431,281)				8,914,854

Non-Agency Mortgage Backed Securities: 4.71%
Bank of America Commercial Mortgage Incorporated Series 2006-2 Class A4 ±	5.73	05/10/2045	9,735,000	11,074,040
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.73	03/15/2049	10,188,000	11,606,058
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.70	12/10/2049	11,603,400	13,353,506
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	5,388,999	5,402,956
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.81	12/10/2049	2,445,000	2,826,767
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	5.81	06/15/2038	8,755,000	9,871,543
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	10,276,000	11,461,799
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12/12/2049	8,755,000	8,656,673
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.22	11/12/2037	1,885,000	2,112,936
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	03/12/2044	1,995,000	2,235,547
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.31	03/15/2030	8,025,000	8,356,922
TIAA Real Estate CDO Limited Series 2007-C4 Class A3 ±	5.71	08/15/2039	11,460,000	12,393,784
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.79	02/15/2025	533,842	635,621
Vendee Mortgage Trust Series 1995-2C Class 3A ±	8.79	06/15/2025	775,786	924,357

Total Non-Agency Mortgage Backed Securities (Cost $97,350,013)				100,912,509

U.S. Treasury Securities: 22.57%
U.S. Treasury Bond	3.75	08/15/2041	23,355,000	26,434,941
U.S. Treasury Bond	4.38	05/15/2041	16,235,000	20,400,284
U.S. Treasury Bond	4.50	02/15/2036	18,650,000	23,668,006
U.S. Treasury Bond	4.63	02/15/2040	29,820,000	38,882,477
U.S. Treasury Bond	5.38	02/15/2031	9,690,000	13,487,269
U.S. Treasury Bond	6.25	08/15/2023	25,060,000	35,546,056
U.S. Treasury Bond	7.25	08/15/2022	20,950,000	31,447,919
U.S. Treasury Note	0.25	01/31/2014	62,225,000	62,169,122
U.S. Treasury Note	0.50	10/15/2014	100,725,000	101,008,239
U.S. Treasury Note	0.63	04/30/2013	11,450,000	11,503,678
U.S. Treasury Note	1.00	10/31/2016	33,095,000	33,400,089
U.S. Treasury Note	1.88	10/31/2017	8,780,000	9,177,155
U.S. Treasury Note «	2.00	11/15/2021	43,080,000	43,281,959
U.S. Treasury Note	2.25	07/31/2018	30,800,000	32,715,390

Total U.S. Treasury Securities (Cost $463,235,190)				483,122,584

Yankee Corporate Bonds and Notes: 7.46%

Financials: 7.46%

Commercial Banks: 7.46%
Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	23,310,000	23,769,697
Bank of Nova Scotia 144A	1.65	10/29/2015	13,235,000	13,481,303
Bank of Nova Scotia 144A	2.15	08/03/2016	10,300,000	10,628,385
Canadian Imperial Bank «144A	0.90	09/19/2014	8,355,000	8,365,252

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Securities Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
HSBC Bank plc «144A	1.63%	07/07/2014	$14,500,000	$14,546,284
Kommunalbanken AS 144A	2.38	01/19/2016	10,135,000	10,503,914
Kommunalbanken AS 144A	2.75	05/05/2015	17,090,000	17,860,776
Landwirtsch Rentenbank «	2.50	02/15/2016	14,125,000	14,809,187
Nordea Eiendomskreditt 144A	1.88	04/07/2014	10,430,000	10,531,119
Swedbank Hypotek 144A	2.13	08/31/2016	12,110,000	12,111,538
Toronto Dominion Bank 144A	1.63	09/14/2016	9,200,000	9,281,558
Westpac Banking Corporation 144A	1.90	12/14/2012	13,660,000	13,783,719

Total Yankee Corporate Bonds and Notes (Cost $156,143,852)				159,672,732

Other: 0.34%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			5,094,336	1,375,471
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)(i)144A(v)			13,559,668	5,830,657

Total Other (Cost $2,934,712)				7,206,128

	Yield
Short-Term Investments: 26.61%

U.S. Treasury Securities: 0.03%
U.S. Treasury Bill #	0.07	03/29/2012	600,000	599,965

			Shares
Investment Companies: 26.58%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		537,572,549	537,572,549
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.15		31,466,405	31,466,405

				569,038,954

Total Short-Term Investments (Cost $569,638,946)				569,638,919

Total Investments in Securities
(Cost $2,628,190,533) *	125.82%	2,693,453,788
Other Assets and Liabilities, Net	(25.82)	(552,684,777)

Total Net Assets	100.00%	$2,140,769,011

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	19

±	Variable rate investment.

%%	Security issued on a when-issued (TBA) basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(z)	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $2,632,848,726 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$78,273,670
Gross unrealized depreciation	(17,668,608)

Net unrealized appreciation	$60,605,062

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Securities Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$2,124,414,834
In affiliated securities, at value (see cost below)	569,038,954

Total investments, at value (see cost below)	2,693,453,788
Receivable for investments sold	57,200,538
Principal paydown receivable	72,379
Receivable for Fund shares sold	1,668,185
Receivable for interest	6,731,439
Receivable for securities lending income	7,790
Prepaid expenses and other assets	73,940

Total assets	2,759,208,059

Liabilities
Dividends payable	333,100
Payable for investments purchased	580,433,462
Payable for Fund shares redeemed	1,850,642
Payable upon receipt of securities loaned	34,401,117
Payable for daily variation margin on open futures contracts	128,989
Advisory fee payable	563,175
Distribution fees payable	45,032
Due to other related parties	305,473
Accrued expenses and other liabilities	378,058

Total liabilities	618,439,048

Total net assets	$2,140,769,011

NET ASSETS CONSIST OF
Paid-in capital	$2,118,653,558
Overdistributed net investment income	(5,594,186)
Accumulated net realized losses on investments	(37,512,287)
Net unrealized gains on investments	65,221,926

Total net assets	$2,140,769,011

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$272,186,920
Shares outstanding – Class A	24,192,353
Net asset value per share – Class A	$11.25
Maximum offering price per share – Class A2	$11.78
Net assets – Class B	$6,137,966
Shares outstanding – Class B	545,661
Net asset value per share – Class B	$11.25
Net assets – Class C	$70,322,731
Shares outstanding – Class C	6,251,145
Net asset value per share – Class C	$11.25
Net assets – Administrator Class	$287,079,550
Shares outstanding – Administrator Class	25,523,968
Net asset value per share – Administrator Class	$11.25
Net assets – Institutional Class	$829,203,417
Shares outstanding – Institutional Class	73,763,529
Net asset value per share – Institutional Class	$11.24
Net assets – Investor Class	$675,838,427
Shares outstanding – Investor Class	60,033,547
Net asset value per share – Investor Class	$11.26
Investments in unaffiliated securities, at cost	$2,059,151,579

Investments in affiliated securities, at cost	$569,038,954

Total investments, at cost	$2,628,190,533

Securities on loan, at value	$33,675,924

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Government Securities Fund	21

Investment income
Interest	$26,409,096
Securities lending income, net	55,743
Income from affiliated securities	19,744

Total investment income	26,484,583

Expenses
Advisory fee	3,812,896
Administration fees
Fund level	518,060
Class A	213,362
Class B	5,333
Class C	50,958
Administrator Class	143,077
Institutional Class	309,427
Investor Class	641,679
Shareholder servicing fees
Class A	333,379
Class B	8,333
Class C	79,622
Administrator Class	351,823
Investor Class	844,314
Distribution fees
Class B	25,000
Class C	238,867
Custody and accounting fees	66,972
Professional fees	28,174
Registration fees	44,828
Shareholder report expenses	124,652
Trustees’ fees and expenses	6,004
Other fees and expenses	30,381

Total expenses	7,877,141
Less: Fee waivers and/or expense reimbursements	(402,443)

Net expenses	7,474,698

Net investment income	19,009,885

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	27,258,267
Futures transactions	766,406

Net realized gains on investments	28,024,673

Net change in unrealized gains (losses) on:
Unaffiliated securities	(6,939,077)
Futures transactions	(46,343)

Net change in unrealized gains (losses) on investments	(6,985,420)

Net realized and unrealized gains (losses) on investments	21,039,253

Net increase in net assets resulting from operations	$40,049,138

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Securities Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$19,009,885		$54,069,018
Net realized gains on investments		28,024,673		41,311,018
Net change in unrealized gains (losses) on investments		(6,985,420)		(24,528,273)

Net increase in net assets resulting from operations		40,049,138		70,851,763

Distributions to shareholders from
Net investment income
Class A		(2,942,260)		(8,922,685)
Class B		(49,136)		(209,776)
Class C		(456,804)		(1,391,847)
Administrator Class		(3,468,767)		(12,614,930)
Institutional Class		(9,944,593)		(23,113,683)
Investor Class		(7,356,385)		(24,546,230)
Net realized gains
Class A		(1,482,998)		0
Class B		(37,056)		0
Class C		(358,176)		0
Administrator Class		(1,606,587)		0
Institutional Class		(4,364,227)		0
Investor Class		(3,776,055)		0

Total distributions to shareholders		(35,843,044)		(70,799,151)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,192,597	24,691,436	1,994,278	21,916,728
Class B	38,481	433,338	44,410	492,586
Class C	1,575,759	17,733,974	1,814,121	20,009,882
Administrator Class	4,342,675	48,858,035	42,444,351	466,051,052
Institutional Class	18,207,123	204,640,599	39,552,223	435,595,163
Investor Class	6,863,308	77,301,755	21,217,913	234,732,980

		373,659,137		1,178,798,391

Reinvestment of distributions
Class A	330,545	3,719,659	661,776	7,275,643
Class B	5,834	65,613	14,450	158,713
Class C	24,682	277,599	45,777	503,112
Administrator Class	393,683	4,430,217	771,409	8,476,508
Institutional Class	1,105,390	12,429,854	1,779,094	19,540,860
Investor Class	944,667	10,638,825	1,922,418	21,145,957

		31,561,767		57,100,793

Payment for shares redeemed
Class A	(2,397,449)	(27,032,442)	(7,866,690)	(86,331,974)
Class B	(129,546)	(1,458,552)	(457,969)	(5,016,817)
Class C	(566,382)	(6,373,548)	(1,981,055)	(21,699,976)
Administrator Class	(3,828,139)	(43,098,747)	(51,432,220)	(561,733,378)
Institutional Class	(9,579,229)	(107,931,935)	(24,993,054)	(275,257,423)
Investor Class	(8,118,676)	(91,442,720)	(65,432,945)	(719,783,492)

		(277,337,944)		(1,669,823,060)

Net increase (decrease) in net assets resulting from capital share transactions		127,882,960		(433,923,876)

Total increase (decrease) in net assets		132,089,054		(433,871,264)

Net assets
Beginning of period		2,008,679,957		2,442,551,221

End of period		$2,140,769,011		$2,008,679,957

Overdistributed net investment income		$(5,594,186)		$(386,126)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Securities Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$11.23	$11.16	$10.89	$10.71	$10.45	$10.22	$10.15
Net investment income	0.10	0.25	0.06 [3]	0.29	0.39 [3]	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.10	0.16	0.30	0.39	0.34	0.25	0.09

Total from investment operations	0.20	0.41	0.36	0.68	0.73	0.73	0.57
Distributions to shareholders from
Net investment income	(0.12)	(0.34)	(0.09)	(0.41)	(0.44)	(0.50)	(0.50)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.18)	(0.34)	(0.09)	(0.50)	(0.47)	(0.50)	(0.50)
Net asset value, end of period	$11.25	$11.23	$11.16	$10.89	$10.71	$10.45	$10.22
Total return[4]	1.85%	3.75%	3.29%	6.48%	7.17%	7.21%	5.71%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.86%	0.89%	0.90%	1.03%	1.06%
Net expenses	0.86%	0.85%	0.86%	0.89%	0.90%	0.90%	0.92%
Net investment income	1.70%	2.31%	2.10%	2.71%	3.65%	4.54%	4.64%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%	263%	159%
Net assets, end of period (000’s omitted)	$272,187	$270,253	$326,800	$174,781	$181,342	$71,233	$59,760

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Government Securities Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
CLASS B		2011	2010[1]	2010	2009[1]
Net asset value, beginning of period	$11.23	$11.16	$10.89	$10.70	$10.32
Net investment income	0.05	0.15	0.04 [3]	0.24 [3]	0.273
Net realized and unrealized gains (losses) on investments	0.11	0.17	0.30	0.37	0.45

Total from investment operations	0.16	0.32	0.34	0.61	0.72
Distributions to shareholders from
Net investment income	(0.08)	(0.25)	(0.07)	(0.33)	(0.31)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.14)	(0.25)	(0.07)	(0.42)	(0.34)
Net asset value, end of period	$11.25	$11.23	$11.16	$10.89	$10.70
Total return[4]	1.47%	2.98%	3.10%	5.80%	7.00%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.60%	1.60%	1.63%	1.65%
Net expenses	1.61%	1.60%	1.60%	1.63%	1.65%
Net investment income	0.97%	1.55%	1.29%	2.09%	2.94%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%
Net assets, end of period (000’s omitted)	$6,138	$7,083	$11,495	$2,159	$5,297

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Class commenced operations on July 18, 2008.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Securities Fund	25

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22	$10.15
Net investment income	0.06	0.17	0.04 [2]	0.23	0.30 [2]	0.39	0.40
Net realized and unrealized gains (losses) on investments	0.10	0.15	0.30	0.38	0.35	0.25	0.09

Total from investment operations	0.16	0.32	0.34	0.61	0.65	0.64	0.49
Distributions to shareholders from
Net investment income	(0.08)	(0.25)	(0.07)	(0.33)	(0.37)	(0.41)	(0.42)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.25)	(0.07)	(0.42)	(0.40)	(0.41)	(0.42)
Net asset value, end of period	$11.25	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22
Total return[3]	1.47%	2.98%	3.09%	5.78%	6.28%	6.36%	4.89%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.60%	1.61%	1.64%	1.63%	1.77%	1.81%
Net expenses	1.61%	1.60%	1.61%	1.64%	1.63%	1.70%	1.70%
Net investment income	0.93%	1.56%	1.35%	1.89%	2.78%	3.69%	3.87%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%	263%	159%
Net assets, end of period (000’s omitted)	$70,323	$58,576	$59,580	$34,927	$21,783	$2,595	$1,335

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Government Securities Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Administrator Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22	$10.15
Net investment income	0.11	0.27 [2]	0.06 [2]	0.32	0.41 [2]	0.49	0.50
Net realized and unrealized gains (losses) on investments	0.11	0.16	0.30	0.39	0.34	0.26	0.09

Total from investment operations	0.22	0.43	0.36	0.71	0.75	0.75	0.59
Distributions to shareholders from
Net investment income	(0.14)	(0.36)	(0.09)	(0.43)	(0.47)	(0.52)	(0.52)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.36)	(0.09)	(0.52)	(0.50)	(0.52)	(0.52)
Net asset value, end of period	$11.25	$11.23	$11.16	$10.89	$10.70	$10.45	$10.22
Total return[3]	1.95%	3.97%	3.34%	6.78%	7.28%	7.42%	5.94%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.74%	0.79%	0.81%	0.81%	0.85%	0.88%
Net expenses	0.64%	0.64%	0.67%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.92%	2.50%	2.30%	2.90%	3.86%	4.72%	4.87%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%	263%	159%
Net assets, end of period (000’s omitted)	$287,080	$276,334	$366,430	$243,760	$266,579	$123,993	$117,347

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31, to August 31, effective August 31,2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Securities Fund	27

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Institutional Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$11.22	$11.15	$10.88	$10.70	$10.44	$10.21	$10.14
Net investment income	0.12	0.30	0.07 [2]	0.32 [2]	0.44 [2]	0.52	0.54
Net realized and unrealized gains (losses) on investments	0.10	0.15	0.30	0.41	0.34	0.25	0.08

Total from investment operations	0.22	0.45	0.37	0.73	0.78	0.77	0.62
Distributions to shareholders from
Net investment income	(0.14)	(0.38)	(0.10)	(0.46)	(0.49)	(0.54)	(0.55)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.38)	(0.10)	(0.55)	(0.52)	(0.54)	(0.55)
Net asset value, end of period	$11.24	$11.22	$11.15	$10.88	$10.70	$10.44	$10.21
Total return[3]	2.04%	4.14%	3.39%	6.92%	7.62%	7.66%	6.17%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.52%	0.52%	0.54%	0.56%	0.59%	0.61%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.07%	2.71%	2.52%	3.06%	4.14%	4.96%	5.08%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%	263%	159%
Net assets, end of period (000’s omitted)	$829,203	$718,411	$531,890	$463,726	$313,486	$326,015	$236,424

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Government Securities Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$11.24	$11.17	$10.90	$10.71	$10.46	$10.22	$10.16
Net investment income	0.09	0.25 [2]	0.06 [2]	0.29	0.39 [2]	0.47	0.47
Net realized and unrealized gains (losses) on investments	0.11	0.15	0.30	0.40	0.33	0.26	0.09

Total from investment operations	0.20	0.40	0.36	0.69	0.72	0.73	0.56
Distributions to shareholders from
Net investment income	(0.12)	(0.33)	(0.09)	(0.41)	(0.44)	(0.49)	(0.50)
Net realized gains	(0.06)	0.00	0.00	(0.09)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.18)	(0.33)	(0.09)	(0.50)	(0.47)	(0.49)	(0.50)
Net asset value, end of period	$11.26	$11.24	$11.17	$10.90	$10.71	$10.46	$10.22
Total return[3]	1.83%	3.72%	3.28%	6.53%	7.02%	7.26%	5.55%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.90%	0.94%	0.94%	1.16%	1.23%
Net expenses	0.89%	0.88%	0.90%	0.94%	0.94%	0.95%	0.97%
Net investment income	1.68%	2.25%	2.10%	2.66%	3.65%	4.48%	4.59%
Supplemental data
Portfolio turnover rate	135%	268%	89%	194%	368%	263%	159%
Net assets, end of period (000’s omitted)	$675,838	$678,022	$1,146,356	$1,024,088	$1,134,770	$869,009	$733,191

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Securities Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

30	Wells Fargo Advantage Government Securities Fund	Notes to Financial Statements (Unaudited)

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Securities Fund	31

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $50,306,986 with $22,887,731 expiring in 2015, $3,431,622 expiring in 2016 and $23,987,633 expiring in 2017.

As of August 31, 2011, the Fund had $2,517,298 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Advantage Government Securities Fund	Notes to Financial Statements (Unaudited)

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	$0	$1,363,681,228	$304,663	$1,363,985,891

Corporate bonds and notes	0	171	0	171

Municipal bonds and notes	0	8,914,854	0	8,914,854

Non-agency mortgage backed securities	0	100,912,509	0	100,912,509

U.S. Treasury securities	483,122,584	0	0	483,122,584

Yankee corporate bonds and notes	0	159,672,732	0	159,672,732

Other	0	0	7,206,128	7,206,128

Short-term investments
U.S. Treasury securities	599,965	0	0	599,965
Investment companies	537,572,549	31,466,405	0	569,038,954
	$1,021,295,098	$1,664,647,899	$7,510,791	$2,693,453,788

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(41,329)	$0	$0	$(41,329)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Securities	Other	Total
Balance as of August 31, 2011	$473,364	$9,842,490	$10,315,854
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	(236,413)	0	(236,413)
Change in unrealized gains (losses)	222,530	(1,505,235)	(1,282,705)
Purchases	0	0	0
Sales	(154,818)	(1,131,127)	(1,285,945)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 29, 2012	$304,663	$7,206,128	$7,510,791
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(9,614)	$(2,059,582)	$(2,069,196)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Securities Fund	33

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class and 0.90% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $15,971 from the sale of Class A shares and $4,580, $2,783 and $797 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,917,783,240	$78,344,251	$2,729,917,258	$104,878,182

34	Wells Fargo Advantage Government Securities Fund	Notes to Financial Statements (Unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into futures contracts to speculate on interest rates.

At February 29, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	390 Long	5-Year U.S. Treasury Notes	$48,037,031	$11,446
June 2012	364 Long	10-Year U.S. Treasury Notes	47,666,938	(56,582)
June 2012	275 Short	2-Year U.S. Treasury Notes	60,564,453	3,807

The Fund had an average notional amount of $47,597,733 and $64,799,610 in long futures contracts and short futures contracts, respectively, during the six months ended February 29, 2012.

On February 29, 2012, the cumulative unrealized losses on futures contracts in the amount of $41,329 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $507 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Securities Fund	35

honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

36	Wells Fargo Advantage Government Securities Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Government Securities Fund	37

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

38	Wells Fargo Advantage Government Securities Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Government Securities Fund	39

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208521 04-12 SA216/SAR216 2-12

Wells Fargo Advantage High Income Fund

Semi-Annual Report

February 29, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage High Income Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Income Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low.

Letter to Shareholders	Wells Fargo Advantage High Income Fund	3

Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

4	Wells Fargo Advantage High Income Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage High Income Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

FUND INCEPTION

December 28, 1995

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
Harrah’s Entertainment Corporation, 3.24%, 1/28/2015	1.17%
CIT Group Incorporated, 7.00%, 5/2/2017	1.00%
Limited Brands Incorporated, 6.63%, 4/1/2021	0.90%
HealthSouth Corporation, 8.13%, 2/15/2020	0.85%
CITGO Petroleum Corporation, 11.50%, 7/1/2017	0.84%
Clear Channel Communications Incorporated, 9.00%, 3/1/2021	0.84%
Discover Financial Services, 10.25%, 7/15/2019	0.83%
Regency Energy Partners, 6.88%, 12/1/2018	0.82%
United Rentals North America Incorporated, 8.38%, 9/15/2020	0.81%
Ford Motor Company, 7.45%, 7/16/2031	0.80%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage High Income Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SHBAX)	02/29/2000	3.16	1.66	5.54	6.88	8.03	6.45	6.51	7.37	1.02%	0.91%
Class B (WFNBX)**	07/18/2008	2.63	0.66	5.39	6.87	7.63	5.66	5.71	6.87	1.77%	1.66%
Class C (WFNCX)	07/18/2008	6.63	4.66	5.71	6.63	7.63	5.66	5.71	6.63	1.77%	1.66%
Administrator Class (WFNDX)	07/30/2010					8.04	6.56	6.64	7.66	0.96%	0.81%
Institutional Class (SHYYX)	07/31/2001					8.19	6.88	6.97	7.99	0.69%	0.51%
Investor Class (STHYX)	12/28/1995					7.99	6.42	6.49	7.45	1.05%	0.94%
Barclays U.S. Corporate High Yield Bond Index[6]						8.63	6.94	8.15	9.51

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, 1.65% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class and 0.93% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage High Income Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,080.26	$4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Class B
Actual	$1,000.00	$1,076.27	$8.52	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27	1.65%
Class C
Actual	$1,000.00	$1,076.29	$8.52	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27	1.65%
Administrator Class
Actual	$1,000.00	$1,080.37	$4.09	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.97	0.79%
Institutional Class
Actual	$1,000.00	$1,081.93	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,079.91	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 81.38%

Consumer Discretionary: 21.90%

Auto Components: 3.99%
American Axle & Manufacturing Incorporated	7.75%	11/15/2019	$5,000,000	$5,331,245
Cooper-Standard Holdings Incorporated	8.50	05/01/2018	4,500,000	4,860,000
Dana Holding Corporation	6.75	02/15/2021	4,000,000	4,330,000
Delphi Corporation 144A	6.13	05/15/2021	5,250,000	5,630,625
Lear Corporation	8.13	03/15/2020	3,000,000	3,382,500
Tenneco Automotive Incorporated	7.75	08/15/2018	3,000,000	3,262,500
TRW Automotive Incorporated 144A	7.25	03/15/2017	2,030,000	2,258,375
TRW Automotive Incorporated 144A	8.88	12/01/2017	2,500,000	2,781,250

				31,836,495

Automobiles: 0.80%
Ford Motor Company «	7.45	07/16/2031	5,000,000	6,418,750

Diversified Consumer Services: 1.21%
Service Corporation International	7.50	04/01/2027	200,000	200,000
Service Corporation International Series WI	7.00	06/15/2017	3,790,000	4,244,800
Stewart Enterprises Incorporated	6.50	04/15/2019	5,000,000	5,250,000

				9,694,800

Hotels, Restaurants & Leisure: 4.02%
Caesars Entertainment Incorporated	8.50	02/15/2020	1,000,000	1,020,000
CKE Restaurants Incorporated	11.38	07/15/2018	4,725,000	5,386,500
MGM Resorts International Company 144A	8.63	02/01/2019	1,000,000	1,065,000
Penn National Gaming Incorporated	8.75	08/15/2019	3,750,000	4,209,375
Seminole Tribe of Florida 144A	7.75	10/01/2017	4,900,000	5,316,500
Shingle Springs Tribal Gaming Authority 144A	9.38	06/15/2015	4,050,000	2,774,250
Tunica-Biloxi Gaming Authority 144A	9.00	11/15/2015	6,260,000	6,056,550
Yonkers Racing Corporation 144A	11.38	07/15/2016	5,770,000	6,253,238

				32,081,413

Media: 8.65%
CCO Holdings LLC	6.50	04/30/2021	2,000,000	2,125,000
CCO Holdings LLC	6.63	01/31/2022	2,000,000	2,135,000
CCO Holdings LLC	7.00	01/15/2019	5,000,000	5,400,000
Cequel Communications Holdings 144A	8.63	11/15/2017	5,000,000	5,362,500
Cinemark USA Incorporated	8.63	06/15/2019	5,500,000	6,118,750
Clear Channel Communications Incorporated 144A	7.63	03/15/2020	1,750,000	1,750,000
Clear Channel Communications Incorporated	9.00	03/01/2021	7,250,000	6,670,000
CSC Holdings LLC	8.63	02/15/2019	3,500,000	4,130,000
DISH DBS Corporation	6.75	06/01/2021	2,000,000	2,220,000
DISH DBS Corporation	7.88	09/01/2019	4,500,000	5,287,500
Insight Communications 144A	9.38	07/15/2018	4,000,000	4,590,000
Intelsat Jackson Holdings Limited	8.50	11/01/2019	5,025,000	5,514,938
LBI Media Incorporated 144A	9.25	04/15/2019	6,000,000	5,100,000
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,462,500
Sirius XM Radio Incorporated 144A	8.75	04/01/2015	3,500,000	3,972,500

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Income Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
Visant Corporation	10.00%	10/01/2017	$3,500,000	$3,220,000

				69,058,688

Multiline Retail: 0.40%
Bon-Ton Department Stores Incorporated	10.25	03/15/2014	5,000,000	3,200,000

Specialty Retail: 1.69%
Limited Brands Incorporated	5.63	02/15/2022	1,000,000	1,030,000
Limited Brands Incorporated	6.63	04/01/2021	6,500,000	7,150,000
Toys R Us Property Company I LLC	8.50	12/01/2017	5,000,000	5,287,500

				13,467,500

Textiles, Apparel & Luxury Goods: 1.14%
Hanesbrands Incorporated	6.38	12/15/2020	5,000,000	5,225,000
Jones Group Incorporated	6.88	03/15/2019	4,000,000	3,865,000

				9,090,000

Consumer Staples: 3.04%

Beverages: 0.52%
Constellation Brands Incorporated	7.25	09/01/2016	3,700,000	4,181,000

Food Products: 2.45%
Bumble Bee Acquisition Company 144A	9.00	12/15/2017	3,802,000	3,992,100
Dean Foods Company	9.75	12/15/2018	1,500,000	1,657,500
Del Monte Foods Company	7.63	02/15/2019	4,000,000	4,010,000
JBS USA Finance Incorporated 144A	8.25	02/01/2020	2,500,000	2,581,250
Pinnacle Foods Finance LLC	8.25	09/01/2017	2,700,000	2,922,750
TreeHouse Foods Incorporated	7.75	03/01/2018	4,000,000	4,380,000

				19,543,600

Personal Products: 0.07%
Sally Beauty Holdings Incorporated 144A	6.88	11/15/2019	500,000	537,500

Energy: 12.92%

Energy Equipment & Services: 0.13%
Atwood Oceanics Incorporated	6.50	02/01/2020	1,000,000	1,052,500

Oil, Gas & Consumable Fuels: 12.79%
Bill Barrett Corporation	7.63	10/01/2019	2,600,000	2,717,000
Bill Barrett Corporation	9.88	07/15/2016	5,000,000	5,525,000
BreitBurn Energy Partners LP	8.63	10/15/2020	4,000,000	4,340,000
Chesapeake Energy Corporation 144A	6.63	11/15/2019	4,000,000	4,080,000
Chesapeake Energy Corporation	6.88	11/15/2020	3,000,000	3,150,000
CITGO Petroleum Corporation 144A	11.50	07/01/2017	6,000,000	6,720,000
Clayton Williams Energy Incorporated	7.75	04/01/2019	4,000,000	4,000,000
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	1,575,000	1,685,250
Coffeyville Resources Refining & Marketing LLC 144A	10.88	04/01/2017	3,750,000	4,237,500
Comstock Resources Incorporated	8.38	10/15/2017	5,500,000	5,348,750
El Paso Corporation	6.50	09/15/2020	3,500,000	3,865,673

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP	7.50%	10/15/2020	$5,000,000	$5,725,000
Energy XXI Gulf Coast Incorporated	9.25	12/15/2017	3,000,000	3,322,500
Holly Corporation	9.88	06/15/2017	3,250,000	3,631,875
James River Coal Company	7.88	04/01/2019	5,000,000	3,375,000
Newfield Exploration Company	6.88	02/01/2020	4,950,000	5,346,000
Peabody Energy Corporation 144A	6.00	11/15/2018	1,000,000	1,047,500
Peabody Energy Corporation 144A	6.25	11/15/2021	5,000,000	5,237,500
Penn Virginia Corporation	10.38	06/15/2016	4,200,000	4,168,500
Plains Exploration & Production Company	8.63	10/15/2019	4,600,000	5,198,000
Quicksilver Resources Incorporated	11.75	01/01/2016	2,000,000	2,130,000
Regency Energy Partners	6.88	12/01/2018	6,000,000	6,510,000
Suburban Propane Partners LP	7.38	03/15/2020	3,250,000	3,461,250
Targa Resources Partners Incorporated 144A	6.38	08/01/2022	1,000,000	1,052,500
Targa Resources Partners Incorporated	6.88	02/01/2021	4,000,000	4,270,000
White Pine Hydro Portfolio LLC 144A(i)	7.26	07/20/2015	2,000,000	1,944,160

				102,088,958

Financials: 8.48%

Commercial Banks: 0.46%
Regions Bank	7.50	05/15/2018	3,350,000	3,651,500

Consumer Finance: 4.82%
Ally Financial Incorporated	5.50	02/15/2017	1,500,000	1,519,433
Ally Financial Incorporated	6.25	12/01/2017	2,000,000	2,067,532
Ally Financial Incorporated	8.00	03/15/2020	5,500,000	6,228,750
Discover Financial Services	10.25	07/15/2019	5,200,000	6,630,478
Ford Motor Credit Company LLC	5.00	05/15/2018	3,000,000	3,162,654
Ford Motor Credit Company LLC	5.88	08/02/2021	5,000,000	5,578,225
Ford Motor Credit Company LLC	6.63	08/15/2017	2,500,000	2,833,303
Ford Motor Credit Company LLC	8.00	12/15/2016	1,840,000	2,186,908
GMAC LLC	8.00	11/01/2031	3,500,000	3,906,875
SLM Corporation	8.00	03/25/2020	4,000,000	4,400,000

				38,514,158

Diversified Financial Services: 3.20%
CIT Group Incorporated 144A	5.50	02/15/2019	1,000,000	1,021,250
CIT Group Incorporated 144A	6.63	04/01/2018	3,500,000	3,771,250
CIT Group Incorporated 144A	7.00	05/02/2016	3,600,000	3,604,500
CIT Group Incorporated 144A	7.00	05/02/2017	8,000,000	8,010,000
International Lease Finance Corporation	6.25	05/15/2019	1,000,000	1,013,626
International Lease Finance Corporation	8.25	12/15/2020	5,500,000	6,131,010
PHH Corporation	7.13	03/01/2013	2,000,000	2,000,000

				25,551,636

Health Care: 9.32%

Health Care Equipment & Supplies: 1.58%
Accellent Incorporated	8.38	02/01/2017	4,000,000	4,055,000
Biomet Incorporated	11.63	10/15/2017	4,000,000	4,365,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Income Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Equipment & Supplies (continued)
Hanger Orthopedic Group	7.13%	11/15/2018	$4,000,000	$4,225,000

				12,645,000

Health Care Providers & Services: 7.18%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	4,000,000	4,190,000
Davita Incorporated	6.63	11/01/2020	4,000,000	4,290,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	07/31/2019	2,500,000	2,662,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	01/31/2022	2,500,000	2,637,500
Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	3,000,000	3,330,000
HCA Incorporated	5.88	03/15/2022	3,000,000	3,075,000
HCA Incorporated	7.25	09/15/2020	4,550,000	4,959,500
HCA Incorporated	7.88	02/15/2020	2,000,000	2,205,000
HCA Incorporated	8.50	04/15/2019	1,000,000	1,120,000
Health Management Association 144A	7.38	01/15/2020	2,000,000	2,085,000
HealthSouth Corporation	8.13	02/15/2020	6,200,000	6,816,125
Iasis Healthcare Corporation	8.38	05/15/2019	4,000,000	3,820,000
Lifepoint Hospitals Incorporated	6.63	10/01/2020	3,750,000	4,031,250
MPT Operating Partnership LP	6.38	02/15/2022	2,000,000	2,065,000
PSS World Medical Incorporated 144A	6.38	03/01/2022	1,000,000	1,040,000
Tenet Healthcare Corporation 144A	6.25	11/01/2018	4,000,000	4,265,000
Vanguard Health Holdings Incorporated LLC	8.00	02/01/2018	4,500,000	4,736,250

				57,328,125

Pharmaceuticals: 0.56%
Mylan Incorporated 144A	7.88	07/15/2020	4,000,000	4,470,000

Industrials: 9.52%

Aerospace & Defense: 1.24%
Esterline Technologies Corporation	7.00	08/01/2020	3,750,000	4,143,750
Hexcel Corporation	6.75	02/01/2015	872,000	879,630
Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,500,000	4,893,750

				9,917,130

Building Products: 0.59%
Griffon Corporation	7.13	04/01/2018	4,500,000	4,680,000

Commercial Services & Supplies: 2.56%
Clarke American Incorporated	9.50	05/15/2015	5,225,000	4,114,688
Deluxe Corporation	7.00	03/15/2019	6,300,000	6,378,750
Iron Mountain Incorporated	7.75	10/01/2019	1,000,000	1,105,000
Iron Mountain Incorporated	8.38	08/15/2021	3,000,000	3,333,750
Swift Services Holdings Incorporated	10.00	11/15/2018	5,000,000	5,468,750

				20,400,938

Construction & Engineering: 0.52%
Great Lakes Dredge & Dock Company	7.38	02/01/2019	4,000,000	4,170,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electrical Equipment: 0.62%
Belden CDT Incorporated	7.00%	03/15/2017	$2,730,000	$2,811,900
Belden CDT Incorporated	9.25	06/15/2019	2,000,000	2,160,000

				4,971,900

Machinery: 2.42%
Briggs & Stratton Corporation	6.88	12/15/2020	2,970,000	3,140,775
Manitowoc Company Incorporated	8.50	11/01/2020	4,000,000	4,460,000
RSC Equipment Rental Incorporated	8.25	02/01/2021	4,000,000	4,240,000
United Rentals Financing Escrow Corporation 144A	7.38	05/15/2020	500,000	513,125
United Rentals Financing Escrow Corporation 144A	7.63	04/15/2022	500,000	517,500
United Rentals North America Incorporated «	8.38	09/15/2020	6,250,000	6,468,750

				19,340,150

Professional Services: 1.57%
Checkout Holdings Corporation 144A(z)	8.39	11/15/2015	3,000,000	1,350,000
FTI Consulting Incorporated	6.75	10/01/2020	3,300,000	3,568,125
FTI Consulting Incorporated	7.75	10/01/2016	2,600,000	2,707,250
West Corporation	7.88	01/15/2019	2,000,000	2,162,500
West Corporation	8.63	10/01/2018	2,500,000	2,743,750

				12,531,625

Information Technology: 0.47%

Internet Software & Services: 0.04%
Equinix Incorporated	7.00	07/15/2021	250,000	276,250

Semiconductors & Semiconductor Equipment: 0.43%
Freescale Semiconductor Incorporated	8.05	02/01/2020	3,500,000	3,465,000

Materials: 5.60%

Chemicals: 0.31%
Polyone Corporation	7.38	09/15/2020	2,250,000	2,424,375

Construction Materials: 0.36%
Headwaters Incorporated	7.63	04/01/2019	3,000,000	2,880,000

Containers & Packaging: 2.89%
Berry Plastics Corporation	9.75	01/15/2021	5,500,000	5,885,000
BWAY Corporation	10.00	06/15/2018	4,000,000	4,440,000
Reynolds Group Holdings 144A	7.13	04/15/2019	4,500,000	4,758,750
Reynolds Group Holdings 144A	7.88	08/15/2019	1,000,000	1,095,000
Reynolds Group Holdings 144A	8.25	02/15/2021	4,000,000	3,820,000
Reynolds Group Holdings 144A	9.88	08/15/2019	1,000,000	1,033,750
Reynolds Group Holdings 144A	9.88	08/15/2019	2,000,000	2,067,500

				23,100,000

Paper & Forest Products: 2.04%
ABI Escrow Corporation 144A	10.25	10/15/2018	2,758,000	3,151,015
Appleton Papers Incorporated 144A	10.50	06/15/2015	1,000,000	1,022,500
Appleton Papers Incorporated	11.25	12/15/2015	1,634,000	1,478,770

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Income Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Paper & Forest Products (continued)
Boise Paper Holdings LLC	9.00%	11/01/2017	$3,750,000	$4,125,000
Domtar Corporation	10.75	06/01/2017	3,065,000	3,984,500
P.H. Glatfelter Company	7.13	05/01/2016	2,485,000	2,540,913

				16,302,698

Telecommunication Services: 5.70%

Diversified Telecommunication Services: 3.91%
Cincinnati Bell Incorporated	8.38	10/15/2020	3,000,000	3,067,500
Cincinnati Bell Incorporated	8.75	03/15/2018	4,000,000	3,810,000
Frontier Communications Corporation	8.25	04/15/2017	4,000,000	4,320,000
Frontier Communications Corporation	8.75	04/15/2022	2,000,000	2,175,000
Level 3 Communications Incorporated	11.88	02/01/2019	4,000,000	4,550,000
Level 3 Financing Incorporated 144A	8.63	07/15/2020	1,000,000	1,067,500
PAETEC Holding Corporation	9.88	12/01/2018	3,750,000	4,200,000
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,500,000	3,836,875
Windstream Corporation	7.50	04/01/2023	4,000,000	4,210,000

				31,236,875

Wireless Telecommunication Services: 1.79%
Cricket Communications Incorporated	7.75	10/15/2020	4,000,000	3,980,000
MetroPCS Communications Incorporated	6.63	11/15/2020	3,015,000	3,105,450
Sprint Capital Corporation	6.90	05/01/2019	2,600,000	2,301,000
Sprint Capital Corporation	8.75	03/15/2032	3,000,000	2,670,000
Sprint Nextel Corporation	6.00	12/01/2016	2,425,000	2,206,750

				14,263,200

Utilities: 4.43%

Electric Utilities: 0.71%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	5,000,000	5,700,000

Independent Power Producers & Energy Traders: 3.72%
Calpine Corporation 144A	7.50	02/15/2021	4,000,000	4,340,000
Calpine Corporation 144A	7.88	01/15/2023	2,000,000	2,180,000
Energy Future Holdings Corporation	10.00	01/15/2020	4,000,000	4,325,000
Energy Future Holdings Corporation 144A«	11.75	03/01/2022	5,000,000	5,125,000
Mirant Americas Generation LLC «	8.50	10/01/2021	5,200,000	4,732,000
NRG Energy Incorporated	8.25	09/01/2020	3,000,000	3,037,500
NRG Energy Incorporated	8.50	06/15/2019	4,000,000	4,090,000
RRI Energy Incorporated	7.88	06/15/2017	2,000,000	1,855,000

				29,684,500

Total Corporate Bonds and Notes (Cost $620,903,123)				649,756,264

Municipal Bonds and Notes: 0.41%

Florida: 0.41%
Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Resource Recovery Revenue) §	8.00	12/15/2018	3,180,000	3,249,356

Total Municipal Bonds and Notes (Cost $3,180,000)				3,249,356

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans: 2.71%
Chrysler Group LLC	6.00%	05/24/2017	$5,970,000	$5,984,209
Dynegy Holdings Incorporated	9.25	08/04/2016	1,995,000	2,057,843
Dynegy Holdings Incorporated	9.25	08/04/2016	997,500	991,894
Goodman Global Holdings Incorporated	9.00	10/30/2017	2,545,455	2,585,240
Goodyear Tire & Rubber Company	1.75	04/30/2014	450,000	442,688
Harrah’s Entertainment Corporation	3.24	01/28/2015	10,000,000	9,370,000
HCA Incorporated	2.49	11/18/2013	251,131	249,720

Total Term Loans (Cost $21,682,939)				21,681,594

		Expiration Date	Shares
Warrants: 0.00%

Information Technology: 0.00%

IT Services: 0.00%
Muzak Holdings LLC (a)†		02/01/2015	7,195	2,302

Total Warrants (Cost $0)				2,302

		Maturity Date	Principal
Yankee Corporate Bonds and Notes: 8.05%

Consumer Discretionary: 1.41%

Automobiles: 0.45%
Jaguar Land Rover plc 144A	8.13	05/15/2021	$3,500,000	3,613,750

Media: 0.96%
Intelsat Limited	11.50	02/04/2017	3,916,796	4,034,300
UPCB Finance Limited 144A	7.25	11/15/2021	1,000,000	1,052,500
Videotron Limited 144A	5.00	07/15/2022	1,500,000	1,500,000
Virgin Media Finance plc	5.25	02/15/2022	1,000,000	1,020,000

				7,606,800

Energy: 1.20%

Oil, Gas & Consumable Fuels: 1.20%
Kodiak Oil & Gas Corporation 144A	8.13	12/01/2019	4,000,000	4,280,000
Petrobakken Energy Limited 144A	8.63	02/01/2020	5,000,000	5,312,500

				9,592,500

Financials: 1.40%

Consumer Finance: 0.76%
National Money Mart Company	10.38	12/15/2016	5,500,000	6,098,125

Diversified Financial Services: 0.64%
Aircastle Limited	9.75	08/01/2018	4,500,000	5,073,750

Information Technology: 1.24%

Semiconductors & Semiconductor Equipment: 1.24%
Magnachip Semiconductor Limited	10.50	04/15/2018	5,175,000	5,711,906
Sensata Technologies BV 144A	6.50	05/15/2019	4,000,000	4,230,000

				9,941,906

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Income Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Materials: 2.28%

Chemicals: 1.20%
Ineos Group Holdings plc 144A	8.38%	02/15/2019	$1,000,000	$1,062,500
Ineos Group Holdings plc 144A	8.50	02/15/2016	4,490,000	4,097,125
Rhodia SA 144A	6.88	09/15/2020	4,000,000	4,420,000

				9,579,625

Metals & Mining: 0.61%
FMG Resources Limited 144A	6.88	02/01/2018	1,000,000	1,055,000
FMG Resources Limited 144A	7.00	11/01/2015	3,600,000	3,807,000

				4,862,000

Paper & Forest Products: 0.47%
Sappi Papier Holding GmbH 144A	6.63	04/15/2021	4,000,000	3,750,000

Telecommunication Services: 0.52%

Wireless Telecommunication Services: 0.52%
Wind Acquisition Finance SA 144A	12.25	07/15/2017	4,738,380	4,134,237

Total Yankee Corporate Bonds and Notes (Cost $62,937,366)				64,252,693

Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			1,106,593	298,780
VFNC Corporation, Pass-Through Entity 0.24% 144A(i)(a)(v)±			1,283,387	551,857

Total Other (Cost $372,032)				850,637

	Yield		Shares
Short-Term Investments: 7.74%

Investment Companies: 7.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)	0.02		52,511,475	52,511,475
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)	0.15		9,249,208	9,249,208

Total Short-Term Investments (Cost $61,760,683)				61,760,683

Total Investments in Securities
(Cost $770,836,143) *	100.40%	801,553,529
Other Assets and Liabilities, Net	(0.40)	(3,174,137)

Total Net Assets	100.00%	$798,379,392

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(z)	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income producing security

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $771,612,741 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,055,077
Gross unrealized depreciation	(11,114,289)

Net unrealized appreciation	$29,940,788

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Income Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$739,792,846
In affiliated securities, at value (see cost below)	61,760,683

Total investments, at value (see cost below)	801,553,529
Receivable for investments sold	250,000
Receivable for Fund shares sold	1,476,643
Receivable for interest	14,683,171
Receivable for securities lending income	5,450
Prepaid expenses and other assets	77,314

Total assets	818,046,107

Liabilities
Dividends payable	1,540,127
Payable for investments purchased	5,500,000
Payable for Fund shares redeemed	2,536,322
Payable upon receipt of securities loaned	9,621,240
Advisory fee payable	233,095
Distribution fees payable	19,963
Due to other related parties	90,250
Accrued expenses and other liabilities	125,718

Total liabilities	19,666,715

Total net assets	$798,379,392

NET ASSETS CONSIST OF
Paid-in capital	$775,456,098
Overdistributed net investment income	(158,026)
Accumulated net realized losses on investments	(7,636,066)
Net unrealized gains on investments	30,717,386

Total net assets	$798,379,392

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$123,618,747
Shares outstanding – Class A	16,472,039
Net asset value per share – Class A	$7.50
Maximum offering price per share – Class A2	$7.85
Net assets – Class B	$1,828,905
Shares outstanding – Class B	243,771
Net asset value per share – Class B	$7.50
Net assets – Class C	$32,224,261
Shares outstanding – Class C	4,294,300
Net asset value per share – Class C	$7.50
Net assets – Administrator Class	$17,561,913
Shares outstanding – Administrator Class	2,318,933
Net asset value per share – Administrator Class	$7.57
Net assets – Institutional Class	$304,485,385
Shares outstanding – Institutional Class	40,212,220
Net asset value per share – Institutional Class	$7.57
Net assets – Investor Class	$318,660,181
Shares outstanding – Investor Class	42,295,632
Net asset value per share – Investor Class	$7.53

Investments in unaffiliated securities, at cost	$709,075,460

Investments in affiliated securities, at cost	$61,760,683

Total investments, at cost	$770,836,143

Securities on loan, at value	$9,422,576

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Income Fund	Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)

Investment income
Interest	$26,200,108
Income from affiliated securities	25,933
Securities lending income, net	25,866

Total investment income	26,251,907

Expenses
Advisory fee	1,744,059
Administration fees
Fund level	177,042
Class A	88,284
Class B	1,628
Class C	24,419
Administrator Class	8,538
Institutional Class	105,500
Investor Class	270,208
Shareholder servicing fees
Class A	137,943
Class B	2,544
Class C	38,155
Administrator Class	17,567
Investor Class	355,537
Distribution fees
Class B	7,630
Class C	114,465
Custody and accounting fees	26,024
Professional fees	23,145
Registration fees	34,631
Shareholder report expenses	44,033
Trustees’ fees and expenses	7,347
Other fees and expenses	14,739

Total expenses	3,243,438
Less: Fee waivers and/or expense reimbursements	(428,539)

Net expenses	2,814,899

Net investment income	23,437,008

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,982,618)
Net change in unrealized gains (losses) on investments	37,442,025

Net realized and unrealized gains (losses) on investments	34,459,407

Net increase in net assets resulting from operations	$57,896,415

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage High Income Fund	19

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$23,437,008		$49,117,488
Net realized gains (losses) on investments		(2,982,618)		30,277,310
Net change in unrealized gains (losses) on investments		37,442,025		(26,271,970)

Net increase in net assets resulting from operations		57,896,415		53,122,828

Distributions to shareholders from
Net investment income
Class A		(3,589,786)		(7,960,520)
Class B		(58,808)		(235,298)
Class C		(880,332)		(1,934,271)
Administrator Class		(564,190)		(1,371,513)
Institutional Class		(9,118,259)		(15,754,833)
Investor Class		(9,225,632)		(21,932,524)

Total distributions to shareholders		(23,437,007)		(49,188,959)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,962,450	35,748,415	6,258,624	46,384,591
Class B	35,060	253,147	92,007	681,587
Class C	411,650	2,981,164	948,202	7,054,076
Administrator Class	2,430,130	17,171,308	6,389,932	48,011,300
Institutional Class	10,232,037	74,588,941	12,145,944	90,366,875
Investor Class	13,495,809	97,600,804	15,063,197	111,996,067

		228,343,779		304,494,496

Reinvestment of distributions
Class A	394,518	2,857,070	859,120	6,383,122
Class B	5,227	37,703	22,922	170,127
Class C	88,768	641,768	168,392	1,251,327
Administrator Class	60,697	443,410	119,405	899,379
Institutional Class	449,101	3,280,386	814,266	6,108,680
Investor Class	1,051,060	7,635,226	2,438,276	18,192,349

		14,895,563		33,004,984

Payment for shares redeemed
Class A	(3,156,541)	(22,746,187)	(10,325,164)	(76,518,643)
Class B	(138,448)	(993,731)	(537,216)	(3,992,287)
Class C	(479,055)	(3,443,877)	(1,094,229)	(8,118,360)
Administrator Class	(2,196,869)	(16,006,126)	(4,485,754)	(33,637,272)
Institutional Class	(3,423,837)	(24,871,414)	(7,386,260)	(55,266,998)
Investor Class	(10,862,682)	(77,884,950)	(23,838,049)	(176,970,160)

		(145,946,285)		(354,503,720)

Net increase (decrease) in net assets resulting from capital share transactions		97,293,057		(17,004,240)

Total increase (decrease) in net assets		131,752,465		(13,070,371)

Net assets
Beginning of period		666,626,927		679,697,298

End of period		$798,379,392		$666,626,927

Overdistributed net investment income		$(158,026)		$(158,027)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$7.17	$7.14	$6.90	$6.35	$7.25	$7.89	$7.63
Net investment income	0.23	0.50	0.13	0.53	0.50	0.53	0.55
Net realized and unrealized gains (losses) on investments	0.33	0.03	0.24	0.54	(0.90)	(0.64)	0.26

Total from investment operations	0.56	0.53	0.37	1.07	(0.40)	(0.11)	0.81
Distributions to shareholders from
Net investment income	(0.23)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)	(0.55)
Net asset value, end of period	$7.50	$7.17	$7.14	$6.90	$6.35	$7.25	$7.89
Total return[3]	8.03%	7.41%	5.44%	17.20%	(5.07)%	(1.40)%	10.96%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.01%	1.00%	1.03%	1.05%	1.19%	1.16%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.89%	0.86%	0.86%
Net investment income	6.51%	6.77%	7.52%	7.86%	8.13%	7.04%	7.07%
Supplemental data
Portfolio turnover rate	8%	78%	11%	77%	52%	53%	82%
Net assets, end of period (000’s omitted)	$123,619	$102,361	$124,730	$99,515	$105,678	$10,471	$115,254

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 19, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage High Income Fund	21

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class B		2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.17	$7.13	$6.90	$6.35	$6.99
Net investment income	0.21 [3]	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.33	0.04	0.23	0.54	(0.64)

Total from investment operations	0.54	0.49	0.35	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.21)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.50	$7.17	$7.13	$6.90	$6.35
Total return[4]	7.63%	6.76%	5.10%	16.33%	(3.11)%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	5.78%	6.04%	6.66%	7.17%	7.35%
Supplemental data
Portfolio turnover rate	8%	78%	11%	77%	52%
Net assets, end of period (000’s omitted)	$1,829	$2,452	$5,451	$4,564	$7,908

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.17	$7.14	$6.90	$6.35	$6.99
Net investment income	0.21	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.33	0.03	0.24	0.54	(0.64)

Total from investment operations	0.54	0.48	0.36	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.21)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.50	$7.17	$7.14	$6.90	$6.35
Total return[3]	7.63%	6.62%	5.25%	16.33%	(3.12)%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	5.77%	6.01%	6.75%	7.04%	7.29%
Supplemental data
Portfolio turnover rate	8%	78%	11%	77%	52%
Net assets, end of period (000’s omitted)	$32,224	$30,645	$30,332	$18,573	$13,460

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage High Income Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$7.24	$7.20	$7.23
Net investment income	0.24	0.51	0.04
Net realized and unrealized gains (losses) on investments	0.33	0.04	(0.02)

Total from investment operations	0.57	0.55	0.02
Distributions to shareholders from
Net investment income	(0.24)	(0.51)	(0.05)
Net asset value, end of period	$7.57	$7.24	$7.20
Total return[2]	8.04%	7.66%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.92%	0.99%
Net expenses	0.79%	0.79%	0.84%
Net investment income	6.61%	6.73%	7.78%
Supplemental data
Portfolio turnover rate	8%	78%	11%
Net assets, end of period (000’s omitted)	$17,562	$14,654	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage High Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Institutional Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$7.24	$7.20	$6.96	$6.40	$7.31	$7.96	$7.70
Net investment income	0.25	0.54	0.14	0.57	0.53	0.56	0.59
Net realized and unrealized gains (losses) on investments	0.33	0.04	0.24	0.54	(0.91)	(0.65)	0.26

Total from investment operations	0.58	0.58	0.38	1.11	(0.38)	(0.09)	0.85
Distributions to shareholders from
Net investment income	(0.25)	(0.54)	(0.14)	(0.55)	(0.53)	(0.56)	(0.59)
Net asset value, end of period	$7.57	$7.24	$7.20	$6.96	$6.40	$7.31	$7.96
Total return[2]	8.19%	7.98%	5.52%	17.76%	(4.75)%	(1.06)%	11.39%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.68%	0.67%	0.68%	0.70%	0.80%	0.75%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.48%	0.43%
Net investment income	6.91%	7.15%	7.94%	8.18%	8.42%	8.15%	7.53%
Supplemental data
Portfolio turnover rate	8%	78%	11%	77%	52%	53%	82%
Net assets, end of period (000’s omitted)	$304,485	$238,490	$197,158	$189,936	$119,004	$90,200	$242

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage High Income Fund	25

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$7.20	$7.16	$6.93	$6.37	$7.28	$7.92	$7.66
Net investment income	0.23	0.50	0.13	0.53	0.50	0.53	0.55
Net realized and unrealized gains (losses) on investments	0.33	0.04	0.23	0.55	(0.91)	(0.64)	0.26

Total from investment operations	0.56	0.54	0.36	1.08	(0.41)	(0.11)	0.81
Distributions to shareholders from
Net investment income	(0.23)	(0.50)	(0.13)	(0.52)	(0.50)	(0.53)	(0.55)
Net asset value, end of period	$7.53	$7.20	$7.16	$6.93	$6.37	$7.28	$7.92
Total return[2]	7.99%	7.53%	5.27%	17.28%	(5.20)%	(1.35)%	10.95%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.04%	1.04%	1.07%	1.10%	1.33%	1.33%
Net expenses	0.93%	0.93%	0.94%	0.95%	0.92%	0.86%	0.86%
Net investment income	6.49%	6.73%	7.49%	7.76%	7.95%	7.08%	7.07%
Supplemental data
Portfolio turnover rate	8%	78%	11%	77%	52%	53%	82%
Net assets, end of period (000’s omitted)	$318,660	$278,024	$322,015	$286,836	$231,308	$179,909	$230,287

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage High Income Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage High Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Income Fund	27

Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of

28	Wells Fargo Advantage High Income Fund	Notes to Financial Statements (Unaudited)

this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $3,946,738 with $1,794,616 expiring in 2015, $2,102,320 expiring in 2016 and $49,802 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate bonds and notes	$0	$649,756,264	$0	$649,756,264

Municipal bonds and notes	0	3,249,356	0	3,249,356

Term loans	0	21,681,594	0	21,681,594

Yankee corporate bonds and notes	0	64,252,693	0	64,252,693

Equity securities
Warrants	0	0	2,302	2,302

Other	0	0	850,637	850,637

Short-term investments
Investment companies	52,511,475	9,249,208	0	61,760,683
	$52,511,475	$748,189,115	$852,939	$801,553,529

Further details on the major security types listed above can be found in the Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Income Fund	29

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Term loans	Other	Total
Balance as of August 31, 2011	$2,302	$4,020,000	$1,179,824	$5,202,126
Accrued discounts (premiums)	0	(6,744)	0	(6,744)
Realized gains (losses)	0	(17,901)	0	(17,901)
Change in unrealized gains (losses)	0	44,430	(195,814)	(151,384)
Purchases	0	0	0	0
Sales	0	(1,454,545)	(133,373)	(1,587,918)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(2,585,240)	0	(2,585,240)
Balance as of February 29, 2012	$2,302	$0	$850,637	$852,939
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$0	$(264,558)	$(264,558)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

30	Wells Fargo Advantage High Income Fund	Notes to Financial Statements (Unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A, 1.65% for Class B, 1.65% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class and 0.93% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $12,149 from the sale of Class A shares and $827 and $631 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were $135,629,835 and $51,248,356, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $869 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Income Fund	31

borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

32	Wells Fargo Advantage High Income Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage High Income Fund	33

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage High Income Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage High Income Fund	35

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208522 04-12 SA217/SAR217 2-12

Wells Fargo Advantage

High Yield Bond Fund

Semi-Annual Report

February 29, 2012

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The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage High Yield Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Yield Bond Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage High Yield Bond Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage High Yield Bond Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Niklas Nordenfelt, CFA

Phillip Susser

FUND INCEPTION

September 11, 1935

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
TXU Energy Company LLC, 3.50%, 10/10/2014	2.00%
Nuveen Investments Incorporated, 5.50%, 09/15/2015	1.72%
Nielson Finance LLC, 7.75%, 10/15/2018	1.67%
Sabine Pass LNG LP, 7.50%, 11/30/2016	1.51%
SunGard Data Systems Incorporated, 10.25%, 08/15/2015	1.44%
Sprint Capital Corporation, 6.88% , 11/15/2028	1.36%
Regal Cinemas Corporation, 8.63%, 07/15/2019	1.29%
CCH II Capital Corporation, 13.50%, 11/30/2016	1.27%
Cricket Communications Incorporated Series I, 7.75%, 05/15/2016	1.20%
Sprint Capital Corporation, 8.75% , 03/15/2032	1.19%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage High Yield Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKHAX)	01/20/1998	2.08	0.42	5.72	7.31	6.79	5.16	6.70	7.79	1.02%	1.02%
Class B (EKHBX)**	09/11/1935	1.40	(0.55)	5.61	7.25	6.40	4.37	5.91	7.25	1.77%	1.77%
Class C (EKHCX)	01/21/1998	5.40	3.37	5.91	7.01	6.40	4.37	5.91	7.01	1.77%	1.77%
Administrator Class (EKHYX)	04/14/1998					6.91	5.38	6.96	8.08	0.96%	0.80%
BofA Merrill Lynch High Yield Master Index[6]						7.70	6.25	7.81	9.13
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[7]						7.73	6.17	8.10	9.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, 1.78% for Class C and 0.80% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

6.	The BofA Merrill Lynch High Yield Master Index is a market capitalization-weighted index of domestic and yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. The primary index was changed from BofA Merrill Lynch High Yield Master Index to BofAMerrill Lynch U.S. High Yield Master II Constrained Index. You cannot invest directly in an index.

7.	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,067.95	$5.24	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000.00	$1,064.01	$9.03	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.82	1.76%
Class C
Actual	$1,000.00	$1,064.01	$9.08	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.87	1.77%
Administrator Class
Actual	$1,000.00	$1,069.10	$4.12	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name			Shares	Value

Common Stocks: 0.06%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †			1,840	$7,360

Telecommunication Services: 0.06%

Diversified Telecommunication Services: 0.06%
Fairpoint Communications Incorporated †			70,879	266,506

Total Common Stocks (Cost $1,573,931)				273,866

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 77.85%

Consumer Discretionary: 19.63%

Auto Components: 1.78%
Allison Transmission Incorporated 144A	7.13%	05/15/2019	$2,250,000	2,317,500
Cooper Tire & Rubber Company	7.63	03/15/2027	1,935,000	1,876,950
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	479,813
Exide Technologies	8.63	02/01/2018	550,000	427,625
Goodyear Tire & Rubber Company	7.00	05/15/2022	325,000	329,063
Goodyear Tire & Rubber Company	10.50	05/15/2016	1,918,000	2,100,229

				7,531,180

Diversified Consumer Services: 2.75%
Carriage Services Incorporated	7.88	01/15/2015	1,715,000	1,732,150
Mac-Gray Corporation	7.63	08/15/2015	1,942,000	1,995,405
Service Corporation International	7.00	05/15/2019	515,000	569,075
Service Corporation International	7.50	04/01/2027	4,080,000	4,080,000
Service Corporation International	7.63	10/01/2018	850,000	989,188
Service Corporation International	8.00	11/15/2021	525,000	610,641
Service Corporation International Series WI	7.00	06/15/2017	1,500,000	1,680,000

				11,656,459

Hotels, Restaurants & Leisure: 5.01%
Ameristar Casinos Incorporated	7.50	04/15/2021	3,150,000	3,402,000
CityCenter Holdings LLC	7.63	01/15/2016	175,000	184,625
CityCenter Holdings LLC 144A	7.63	01/15/2016	1,225,000	1,289,313
CityCenter Holdings LLC ¥	11.50	01/15/2017	1,316,279	1,423,227
Dineequity Incorporated	9.50	10/30/2018	3,450,000	3,803,625
FelCor Lodging LP	6.75	06/01/2019	1,350,000	1,380,375
Greektown Superholdings Incorporated	13.00	07/01/2015	3,550,000	3,896,125
Greektown Superholdings Incorporated	13.00	07/01/2015	2,250,000	2,469,375
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	2,350,000	2,585,000
Speedway Motorsports Incorporated	6.75	02/01/2019	225,000	234,563
Yonkers Racing Corporation 144A	11.38	07/15/2016	511,000	553,796

				21,222,024

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 8.05%
Cablevision Systems Corporation	8.63%	09/15/2017	$900,000	$1,014,750
CCH II Capital Corporation	13.50	11/30/2016	4,689,383	5,392,790
CCO Holdings LLC	8.13	04/30/2020	560,000	627,200
Cinemark USA Incorporated	7.38	06/15/2021	775,000	827,313
Cinemark USA Incorporated	8.63	06/15/2019	3,525,000	3,921,563
CSC Holdings LLC	7.88	02/15/2018	300,000	339,000
CSC Holdings LLC	8.50	04/15/2014	125,000	138,750
DISH DBS Corporation	7.88	09/01/2019	1,070,000	1,257,250
EchoStar DBS Corporation	6.63	10/01/2014	675,000	735,750
EchoStar DBS Corporation	7.75	05/31/2015	2,075,000	2,347,344
Gray Television Incorporated	10.50	06/29/2015	2,600,000	2,746,250
Lamar Media Corporation 144A	5.88	02/01/2022	200,000	208,750
Lamar Media Corporation	7.88	04/15/2018	1,150,000	1,265,000
Lamar Media Corporation Series C	9.75	04/01/2014	1,945,000	2,212,438
LIN Television Corporation	8.38	04/15/2018	650,000	687,375
Local TV Finance LLC 144A¥	9.25	06/15/2015	1,450,000	1,475,375
National Cinemedia LLC	7.88	07/15/2021	525,000	556,500
Nexstar Mission Broadcasting Incorporated	8.88	04/15/2017	300,000	321,000
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,462,500
Salem Communications Corporation	9.63	12/15/2016	2,299,000	2,534,648

				34,071,546

Specialty Retail: 2.04%
99 Cents Only Stores Incorporated 144A	11.00	12/15/2019	250,000	264,375
American Greetings Corporation	7.38	12/01/2021	450,000	464,625
CDW Finance LLC	12.54	10/12/2017	575,000	626,750
Gap Incorporated	5.95	04/12/2021	600,000	601,586
Limited Brands Incorporated	5.63	02/15/2022	1,025,000	1,055,750
Limited Brands Incorporated	6.63	04/01/2021	300,000	330,000
RadioShack Corporation «	6.75	05/15/2019	1,775,000	1,486,563
Rent A Center Incorporated	6.63	11/15/2020	400,000	416,500
Toys R Us Property Company LLC	8.50	12/01/2017	1,300,000	1,374,750
Toys R Us Property Company LLC	10.75	07/15/2017	1,825,000	2,023,469

				8,644,368

Consumer Staples: 0.18%

Food Products: 0.18%
B&G Foods Incorporated	7.63	01/15/2018	575,000	623,156
Darling International Incorporated	8.50	12/15/2018	125,000	140,625

				763,781

Energy: 13.84%

Energy Equipment & Services: 3.04%
Bristow Group Incorporated	7.50	09/15/2017	1,515,000	1,583,175
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	1,025,000	1,073,688
Gulfmark Offshore Incorporated	7.75	07/15/2014	1,565,000	1,576,738
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,300,000	2,305,750
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	1,435,000	1,513,925

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy Equipment & Services (continued)
Oil States International Incorporated	6.50%	06/01/2019	$1,375,000	$1,478,125
PHI Incorporated	8.63	10/15/2018	3,250,000	3,331,250

				12,862,651

Oil, Gas & Consumable Fuels: 10.80%
Arch Coal Incorporated	8.75	08/01/2016	1,020,000	1,122,000
Coffeyville Resources Incorporated 144A	9.00	04/01/2015	2,250,000	2,407,500
Coffeyville Resources Incorporated 144A	10.88	04/01/2017	2,075,000	2,344,750
Consol Energy Incorporated	8.25	04/01/2020	845,000	921,050
Crestwood Midstream Part Company 144A	7.75	04/01/2019	600,000	606,000
Denbury Resources Incorporated	6.38	08/15/2021	350,000	385,875
Denbury Resources Incorporated	8.25	02/15/2020	1,400,000	1,596,000
Denbury Resources Incorporated	9.75	03/01/2016	225,000	251,156
El Paso Corporation	6.50	09/15/2020	915,000	1,010,597
El Paso Corporation	7.00	06/15/2017	2,375,000	2,654,272
El Paso Corporation	7.25	06/01/2018	4,010,000	4,540,331
El Paso Corporation	7.42	02/15/2037	760,000	841,179
El Paso Corporation (i)	8.25	02/15/2016	595,000	647,412
Energy Transfer Equity LP	7.50	10/15/2020	3,475,000	3,978,875
Ferrellgas Partners LP	9.13	10/01/2017	3,420,000	3,625,200
Forest Oil Corporation	7.25	06/15/2019	1,315,000	1,324,863
Forest Oil Corporation	8.50	02/15/2014	560,000	607,600
Holly Corporation	9.88	06/15/2017	1,870,000	2,089,725
Inergy LP	6.88	08/01/2021	421,000	406,265
Inergy LP	7.00	10/01/2018	525,000	517,125
Overseas Shipholding Group	7.50	02/15/2024	200,000	118,500
Regency Energy Partners	6.88	12/01/2018	250,000	271,250
Sabine Pass LNG LP	7.25	11/30/2013	2,600,000	2,743,000
Sabine Pass LNG LP	7.50	11/30/2016	5,950,000	6,396,250
Suburban Propane Partners LP	7.38	03/15/2020	2,550,000	2,715,750
Susser Holdings LLC	8.50	05/15/2016	1,375,000	1,509,063
Targa Resources Partners LP 144A	6.38	08/01/2022	100,000	105,250

				45,736,838

Financials: 20.04%

Capital Markets: 0.27%
Oppenheimer Holdings Incorporated	8.75	04/15/2018	1,100,000	1,122,000

Commercial Banks: 0.65%
Emigrant Bancorp Incorporated 144A (i)	6.25	06/15/2014	3,050,000	2,757,654

Consumer Finance: 12.28%
Ally Financial Incorporated	5.50	02/15/2017	625,000	633,097
American General Finance Corporation	5.40	12/01/2015	300,000	237,750
American General Finance Corporation	5.75	09/15/2016	925,000	698,375
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	3,350,000	3,551,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	1,700,000	1,848,750
CIT Group Incorporated 144A	4.75	02/15/2015	1,350,000	1,370,250
CIT Group Incorporated 144A	5.25	04/01/2014	750,000	766,875

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)
CIT Group Incorporated 144A	5.50%	02/15/2019	$1,025,000	$1,046,781
CIT Group Incorporated 144A	7.00	05/04/2015	2,100,000	2,105,250
CIT Group Incorporated	7.00	05/01/2016	2,247,239	2,250,048
CIT Group Incorporated	7.00	05/01/2017	3,875,000	3,875,000
Ford Motor Credit Company LLC	6.63	08/15/2017	900,000	1,019,989
Ford Motor Credit Company LLC	8.00	12/15/2016	2,700,000	3,209,050
General Motors Finance Company	6.75	06/01/2018	1,200,000	1,295,188
GMAC LLC	7.50	12/31/2013	2,430,000	2,587,950
GMAC LLC	8.00	11/01/2031	525,000	586,031
International Lease Finance Corporation	6.38	03/25/2013	515,000	526,588
International Lease Finance Corporation 144A	6.50	09/01/2014	125,000	133,125
International Lease Finance Corporation 144A	6.75	09/01/2016	125,000	136,563
International Lease Finance Corporation 144A	7.13	09/01/2018	1,200,000	1,344,000
International Lease Finance Corporation	8.63	09/15/2015	1,015,000	1,126,650
Nielson Finance LLC	7.75	10/15/2018	6,365,000	7,081,063
Springleaf Finance Corporation	6.90	12/15/2017	4,875,000	3,778,125
Sprint Capital Corporation	6.88	11/15/2028	7,357,000	5,738,460
Sprint Capital Corporation	8.75	03/15/2032	5,675,000	5,050,750

				51,996,708

Diversified Financial Services: 3.78%
Ally Financial Incorporated	8.30	02/12/2015	300,000	331,500
Interactive Data Corporation	10.25	08/01/2018	1,250,000	1,409,375
NCO Group Incorporated	11.88	11/15/2014	2,650,000	2,636,750
NSG Holdings LLC 144A (i)	7.75	12/15/2025	900,000	909,000
Nuveen Investments Incorporated	5.50	09/15/2015	7,800,000	7,293,000
Nuveen Investments Incorporated	10.50	11/15/2015	1,575,000	1,645,875
Nuveen Investments Incorporated 144A	10.50	11/15/2015	450,000	468,000
Samson Investment Compan 144A	9.75	02/15/2020	600,000	631,500
USI Holdings Corporation 144A±	4.38	11/15/2014	475,000	440,563
USI Holdings Corporation 144A	9.75	05/15/2015	250,000	250,625

				16,016,188

Insurance: 0.76%
HUB International Holdings Incorporated 144A	10.25	06/15/2015	3,150,000	3,228,750

REITs: 2.30%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	3,970,000	4,386,850
MPT Operating Partnership LP	6.38	02/15/2022	325,000	335,563
MPT Operating Partnership LP	6.88	05/01/2021	1,625,000	1,727,578
Omega Healthcare Investors Incorporated	6.75	10/15/2022	2,200,000	2,378,750
Ventas Incorporated	9.00	05/01/2012	909,000	917,239

				9,745,980

Health Care: 4.43%

Health Care Equipment & Supplies: 0.19%
Biomet Incorporated ¥	10.38	10/15/2017	515,000	560,706
Fresenius Medical Care Incorporated 144A	5.75	02/15/2021	225,000	235,688

				796,394

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Providers & Services: 3.84%
AvivHealthcare Incorporated	7.75%	02/15/2019	$1,150,000	$1,175,875
Centene Corporation	5.75	06/01/2017	975,000	1,016,438
Community Health Systems Incorporated Series WI «	8.88	07/15/2015	1,253,000	1,312,518
Emergency Medical Services Corporation	8.13	06/01/2019	425,000	446,250
Fresenius Medical Care US Finance Incorporated	6.88	07/15/2017	525,000	582,750
HCA Incorporated	5.88	03/15/2022	100,000	102,500
HCA Incorporated	6.50	02/15/2020	2,050,000	2,198,625
HCA Incorporated	7.25	09/15/2020	1,000,000	1,090,000
HCA Incorporated	7.50	02/15/2022	325,000	351,813
HCA Incorporated	8.50	04/15/2019	175,000	196,000
Health Management plc	6.13	04/15/2016	2,000,000	2,087,500
Health Management plc 144A	7.38	01/15/2020	225,000	234,563
HealthSouth Corporation	7.25	10/01/2018	450,000	486,000
HealthSouth Corporation	7.75	09/15/2022	450,000	489,375
PSS World Medical Incorporated 144A	6.38	03/01/2022	200,000	208,000
Sabra Health Care LP	8.13	11/01/2018	1,875,000	2,010,938
United Surgical Partners International Incorporated	8.88	05/01/2017	2,190,000	2,285,813

				16,274,958

Pharmaceuticals: 0.40%
Mylan Incorporated 144A	6.00	11/15/2018	750,000	784,688
Mylan Incorporated 144A	7.63	07/15/2017	100,000	110,688
Mylan Incorporated 144A	7.88	07/15/2020	700,000	782,250

				1,677,626

Industrials: 3.13%

Aerospace & Defense: 0.08%
TransDigm Group Incorporated	7.75	12/15/2018	300,000	330,000

Building Products: 0.09%
Griffon Corporation	7.13	04/01/2018	375,000	390,000

Commercial Services & Supplies: 1.86%
Corrections Corporation of America	7.75	06/01/2017	1,445,000	1,575,050
Geo Group Incorporated	7.75	10/15/2017	1,705,000	1,837,138
Iron Mountain Incorporated	8.00	06/15/2020	1,400,000	1,494,500
Iron Mountain Incorporated	8.38	08/15/2021	1,440,000	1,600,200
KAR Holdings Incorporated ±	4.55	05/01/2014	1,375,000	1,368,125

				7,875,013

Electrical Equipment: 0.07%
Homer City Funding LLC	8.73	10/01/2026	337,200	303,480

Machinery: 0.37%
Columbus McKinnon Corporation	7.88	02/01/2019	525,000	549,938
Titan International Incorporated	7.88	10/01/2017	400,000	425,000
UR Financing Escrow Corporation 144A	5.75	07/15/2018	375,000	385,313
UR Financing Escrow Corporation 144A	7.63	04/15/2022	200,000	207,000

				1,567,251

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Marine: 0.25%
Hornbeck Offshore Services Company	1.63%	11/15/2026	$975,000	$1,068,405

Road & Rail: 0.41%
RailAmerica Incorporated	9.25	07/01/2017	1,531,000	1,707,065

Information Technology: 4.93%

Communications Equipment: 0.43%
Allbritton Communications Company	8.00	05/15/2018	1,275,000	1,348,313
Avaya Incorporated	9.75	11/01/2015	450,000	450,000

				1,798,313

Computers & Peripherals: 0.13%
Seagate Technology HDD Holdings	7.75	12/15/2018	500,000	562,500

Internet Software & Services: 0.35%
Equinix Incorporated	7.00	07/15/2021	75,000	82,875
Equinix Incorporated	8.13	03/01/2018	1,270,000	1,417,638

				1,500,513

IT Services: 4.02%
Audatex North American Incorporated 144A	6.75	06/15/2018	175,000	182,219
Fidelity National Information Services	7.63	07/15/2017	929,000	1,013,771
Fidelity National Information Services 144A	7.63	07/15/2017	1,850,000	2,009,563
Fidelity National Information Services	7.88	07/15/2020	774,000	870,750
First Data Corporation	11.25	03/31/2016	3,175,000	3,008,313
SunGard Data Systems Incorporated	4.88	01/15/2014	857,000	882,710
SunGard Data Systems Incorporated	7.38	11/15/2018	550,000	591,250
SunGard Data Systems Incorporated	7.63	11/15/2020	100,000	108,000
SunGard Data Systems Incorporated	10.25	08/15/2015	5,850,000	6,098,625
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,075,000	2,274,719

				17,039,920

Materials: 1.98%

Chemicals: 0.33%
Celanese US Holdings LLC	6.63	10/15/2018	1,000,000	1,095,000
Solutia Incorporated	8.75	11/01/2017	270,000	305,775

				1,400,775

Containers & Packaging: 1.65%
Ball Corporation	5.00	03/15/2022	100,000	102,250
Ball Corporation	5.75	05/15/2021	275,000	295,625
Crown Americas LLC	7.63	05/15/2017	500,000	546,250
Crown Holdings Incorporated (i)	7.50	12/15/2096	525,000	452,813
Graham Packaging Company Incorporated	9.88	10/15/2014	3,570,000	3,641,400
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,702,000	1,927,515

				6,965,853

Metals & Mining: 0.00%
Indalex Holdings Corporation (s)	11.50	02/01/2014	3,285,000	12,319

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 6.15%

Diversified Telecommunication Services: 1.37%
GCI Incorporated	6.75%	06/01/2021	$625,000	$632,813
GCI Incorporated	8.63	11/15/2019	2,560,000	2,790,400
Intelsat Jackson Holdings Company	7.25	10/15/2020	925,000	973,563
Qwest Corporation	7.63	08/03/2021	270,000	281,824
SBA Telecommunications Incorporated	8.00	08/15/2016	815,000	878,163
SBA Telecommunications Incorporated	8.25	08/15/2019	225,000	247,500

				5,804,263

Wireless Telecommunication Services: 4.78%
CC Holdings V LLC 144A	7.75	05/01/2017	2,350,000	2,561,500
Cricket Communications Incorporated	7.75	10/15/2020	155,000	154,225
Cricket Communications Incorporated Series I	7.75	05/15/2016	4,755,000	5,064,075
Crown Castle International Corporation	7.13	11/01/2019	1,500,000	1,642,500
Crown Castle International Corporation	9.00	01/15/2015	900,000	992,250
iPCS Incorporated ¥	3.80	05/01/2014	1,764,503	1,649,810
MetroPCS Communications Incorporated	6.63	11/15/2020	1,975,000	2,034,250
MetroPCS Communications Incorporated	7.88	09/01/2018	1,075,000	1,152,938
Sprint Nextel Corporation 144A	11.50	11/15/2021	525,000	572,250
Syniverse Holdings Incorporated	9.13	01/15/2019	4,075,000	4,441,750

				20,265,548

Utilities: 3.54%

Electric Utilities: 1.86%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	4,375,000	4,987,500
Ipalco Enterprises Incorporated	5.00	05/01/2018	900,000	910,125
Ipalco Enterprises Incorporated 144A	7.25	04/01/2016	20,000	22,200
Otter Tail Corporation	9.00	12/15/2016	1,815,000	1,942,050

				7,861,875

Gas Utilities: 0.48%
AmeriGas Finance LLC	6.75	05/20/2020	100,000	103,000
AmeriGas Finance LLC	7.00	05/20/2022	100,000	102,625
AmeriGas Partners LP	6.25	08/20/2019	1,350,000	1,363,500
AmeriGas Partners LP	6.50	05/20/2021	450,000	454,500

				2,023,625

Independent Power Producers & Energy Traders: 1.20%
NRG Energy Incorporated «	7.38	01/15/2017	4,500,000	4,668,750
RRI Energy Incorporated	9.68	07/02/2026	460,000	428,950

				5,097,700

Total Corporate Bonds and Notes (Cost $316,790,923)				329,679,523

Non-Agency Mortgage Backed Securities: 2.00%
American Home Mortgage Assets Series 2006 Class 1A1 ±	1.14	09/25/2046	4,219,485	2,095,181
American Home Mortgage Assets Series 2006 Class 1A1	5.47	01/15/2045	1,280,000	1,357,321
Banc of America Commercial Mortgage Incorporated Series 2006 Class AM ±	5.86	07/10/2044	1,515,000	1,480,955

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.88%	07/10/2038	$2,040,000	$2,136,139
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.45	12/25/2036	3,731,897	1,382,750

Total Non-Agency Mortgage Backed Securities (Cost $9,226,483)				8,452,346

	Dividend Yield		Shares
Preferred Stocks: 0.14%

Financials: 0.14%

Consumer Finance: 0.14%
GMAC Capital Trust ±	8.13		26,000	610,480

Total Preferred Stocks (Cost $650,000)				610,480

	Interest Rate		Principal
Term Loans: 13.06%
Advantage Sales & Marketing Incorporated	7.75	06/18/2018	$475,000	469,362
Allison Transmission Incorporated	2.50	08/07/2014	1,903,884	1,882,465
ASH Multifamily Laundry Systems LLC	5.00	08/28/2014	493,243	488,621
Capital Automotive LP	3.50	03/10/2017	3,169,315	3,134,453
CCM Merger Incorporated	5.00	03/01/2017	3,297,968	3,293,845
Coinmach Corporation	3.00	11/20/2014	3,177,452	2,926,433
Community Health Systems Incorporated	2.25	07/25/2014	2,634,465	2,599,426
Community Health Systems Incorporated	2.25	07/25/2014	135,334	133,534
Dunkin Brands Incorporated	3.00	11/23/2017	500,000	498,510
Fairpoint Communications Incorporated	4.50	01/22/2016	3,550,736	2,996,218
Federal Mogul Corporation	1.94	12/29/2014	2,836,092	2,712,722
Federal Mogul Corporation	1.94	12/28/2015	1,446,985	1,384,042
First Data Corporation	2.75	09/24/2014	1,392,761	1,331,480
First Data Corporation	2.75	09/24/2014	1,742,926	1,666,238
First Data Corporation	2.75	09/24/2014	2,600,651	2,486,222
Focus Brands Incorporated <	9.00	08/22/2018	450,000	445,500
Goodyear Tire & Rubber Company	1.50	04/30/2014	1,875,000	1,844,531
Gray Television Incorporated	3.50	12/31/2014	1,895,330	1,872,529
HCA Incorporated	2.50	05/01/2016	2,887,500	2,795,216
HHI Holdings Limited	5.50	03/21/2017	397,000	396,008
HMSC Corporation	5.50	10/03/2014	677,829	399,919
Level 3 Financing Incorporated	2.25	03/13/2014	1,000,000	983,500
Local TV Finance LLC	4.00	05/07/2015	2,796,494	2,782,512
LPL Holdings Incorporated	1.75	06/28/2013	1,767,021	1,753,397
Merisant Company (i)	4.50	01/08/2014	893,738	880,332
Mission Broadcasting Incorporated	4.00	09/30/2016	77,736	77,153
Newsday LLC	10.50	08/01/2013	2,825,000	2,906,219
Nexstar Broadcasting Incorporated	4.00	09/30/2016	121,591	120,679
Springleaf Finance Corporation	4.25	05/05/2017	700,000	638,127
SunGard Data Systems Incorporated	1.75	02/28/2014	446,911	445,870
The Geo Group Incorporated	2.75	06/22/2017	320,125	318,524
TXU Energy Company LLC	3.50	10/10/2014	13,917,978	8,471,177
TXU Energy Company LLC	4.50	10/10/2017	275,000	153,398

Total Term Loans (Cost $58,745,441)				55,288,162

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Corporate Bonds and Notes: 3.84%

Consumer Discretionary: 0.64%

Media: 0.64%
Videotron Limited 144A	5.00%	07/15/2022	$225,000	$225,000
Videotron Limited	6.38	12/15/2015	380,000	388,550
Videotron Limited	6.88	01/15/2014	331,000	332,241
Videotron Limited	9.13	04/15/2018	1,585,000	1,755,388

				2,701,179

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Griffin Coal Mining Company Limited (s)	9.50	12/01/2016	342,722	272,036

Financials: 0.00%

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited (s)(i)	1.17	12/24/2033	720,000	216

Information Technology: 0.36%

Computers & Peripherals: 0.36%
Seagate HDD Cayman	6.88	05/01/2020	400,000	438,000
Seagate Technology Holdings	6.80	10/01/2016	650,000	723,125
Seagate Technology Holdings 144A	7.00	11/01/2021	350,000	387,625

				1,548,750

Materials: 0.83%

Metals & Mining: 0.83%
Novelis Incorporated	7.25	02/15/2015	990,000	983,634
Novelis Incorporated	8.38	12/15/2017	550,000	602,250
Novelis Incorporated	8.75	12/15/2020	1,725,000	1,923,375

				3,509,259

Telecommunication Services: 1.95%

Wireless Telecommunication Services: 1.95%
Intelsat Jackson Holdings	7.25	04/01/2019	400,000	420,000
Intelsat Jackson Holdings	7.50	04/01/2021	550,000	581,625
Intelsat Limited	8.50	11/01/2019	1,100,000	1,207,250
Intelsat Limited	9.50	06/15/2016	2,214,000	2,330,235
Intelsat Limited	11.25	06/15/2016	2,375,000	2,511,563
Telesat Canada Incorporated	11.00	11/01/2015	1,125,000	1,199,510

				8,250,183

Total Yankee Corporate Bonds and Notes (Cost $15,648,424)				16,281,623

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	17

Security Name	Yield	Shares	Value

Short-Term Investments: 3.40%

Investment Companies: 3.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.02%	8,522,722	$8,522,722
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.15	5,880,475	5,880,475

Total Short-Term Investments (Cost $14,403,197)			14,403,197

Total Investments in Securities
(Cost $417,038,399)*	100.35%	424,989,197
Other Assets and Liabilities, Net	(0.35)	(1,502,817)

Total Net Assets	100.00%	$423,486,380

†	Non-income earning security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

±	Variable rate investment.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities or unfunded loans.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $418,133,214 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,979,853
Gross unrealized depreciation	(11,123,870)

Net unrealized appreciation	$6,855,983

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Bond Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$410,586,000
In affiliated securities, at value (see cost below)	14,403,197

Total investments, at value (see cost below)	424,989,197
Foreign currency, at value (see cost below)	45
Receivable for investments sold	762,308
Receivable for Fund shares sold	431,800
Receivable for interest	7,161,240
Receivable for securities lending income	1,147
Prepaid expenses and other assets	159,551

Total assets	433,505,288

Liabilities
Dividends payable	705,718
Payable for investments purchased	2,269,913
Payable for Fund shares redeemed	629,722
Payable upon receipt of securities loaned	5,880,475
Advisory fee payable	176,478
Distribution fees payable	73,486
Due to other related parties	71,921
Accrued expenses and other liabilities	211,195

Total liabilities	10,018,908

Total net assets	$423,486,380

NET ASSETS CONSIST OF
Paid-in capital	$495,632,896
Undistributed net investment income	43,023
Accumulated net realized losses on investments	(80,140,338)
Net unrealized gains on investments	7,950,799

Total net assets	$423,486,380

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$274,168,669
Shares outstanding – Class A	87,633,098
Net asset value per share – Class A	$3.13
Maximum offering price per share – Class A2	$3.28
Net assets – Class B	$15,674,967
Shares outstanding – Class B	5,009,066
Net asset value per share – Class B	$3.13
Net assets – Class C	$98,111,711
Shares outstanding – Class C	31,353,000
Net asset value per share – Class C	$3.13
Net assets – Administrator Class	$35,531,033
Shares outstanding – Administrator Class	11,352,184
Net asset value per share – Administrator Class	$3.13

Investments in unaffiliated securities, at cost	$402,635,202

Investments in affiliated securities, at cost	$14,403,197

Total investments, at cost	$417,038,399

Securities on loan, at value	$5,763,137

Foreign currency, at cost	$44

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	19

Investment income
Interest	15,394,856
Dividends	26,753
Income from affiliated securities	5,504
Securities lending income, net	2,504

Total investment income	15,429,617

Expenses
Advisory fee	994,935
Administration fees
Fund level	99,493
Class A	203,824
Class B	14,022
Class C	75,690
Administrator Class	15,527
Shareholder servicing fees
Class A	318,474
Class B	21,683
Class C	118,267
Administrator Class	36,633
Distribution fees
Class B	65,726
Class C	354,797
Custody and accounting fees	15,940
Professional fees	23,076
Registration fees	34,959
Shareholder report expenses	30,283
Trustees’ fees and expenses	5,045
Other fees and expenses	995

Total expenses	2,429,369
Less: Fee waivers and/or expense reimbursements	(22,061)

Net expenses	2,407,308

Net investment income	13,022,309

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	661,157
Net change in unrealized gains (losses) on investments	13,111,343

Net realized and unrealized gains (losses) on investments	13,772,500

Net increase in net assets resulting from operations	$26,794,809

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Bond Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$13,022,309		$29,834,488
Net realized gains on investments		661,157		18,328,825
Net change in unrealized gains (losses) on investments		13,111,343		(19,115,729)

Net increase in net assets resulting from operations		26,794,809		29,047,584

Distributions to shareholders from
Net investment income
Class A		(8,572,534)		(18,554,559)
Class B		(523,662)		(2,252,736)
Class C		(2,828,427)		(6,131,831)
Administrator Class		(1,078,575)		(2,801,013)

Total distributions to shareholders		(13,003,198)		(29,740,139)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,748,353	62,734,106	25,463,806	80,049,390
Class B	116,465	353,905	373,740	1,173,000
Class C	1,665,130	5,071,381	3,288,763	10,292,728
Administrator Class	5,157,823	15,622,808	11,790,846	37,115,185

		83,782,200		128,630,303

Reinvestment of distributions
Class A	1,947,403	5,930,928	3,862,061	12,114,402
Class B	103,515	314,618	422,754	1,325,963
Class C	549,623	1,672,760	1,076,487	3,376,287
Administrator Class	311,814	950,723	690,610	2,169,149

		8,869,029		18,985,801

Payment for shares redeemed
Class A	(14,580,391)	(44,146,394)	(41,982,769)	(131,414,318)
Class B	(2,364,351)	(7,136,811)	(10,261,000)	(32,338,491)
Class C	(2,579,798)	(7,811,551)	(7,067,045)	(22,162,100)
Administrator Class	(2,782,522)	(8,402,682)	(19,790,065)	(61,845,746)

		(67,497,438)		(247,760,655)

Net increase (decrease) in net assets resulting from capital share transactions		25,153,791		(100,144,551)

Total increase (decrease) in net assets		38,945,402		(100,837,106)

Net assets
Beginning of period		384,540,978		485,378,084

End of period		$423,486,380		$384,540,978

Undistributed net investment income		$43,023		$23,912

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended April 30,
Class A		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40	$3.31
Net investment income	0.10	0.21	0.08	0.25	0.27	0.25	0.24 [3]
Net realized and unrealized gains (losses) on investments	0.10	(0.02)	(0.05)	0.72	(0.76)	(0.28)	0.09

Total from investment operations	0.20	0.19	0.03	0.97	(0.49)	(0.03)	0.33
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.08)	(0.26)	(0.25)	(0.24)	(0.24)
Net asset value, end of period	$3.13	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Total return[4]	6.79%	6.07%	0.99%	42.27%	(15.50)%	(0.92)%	10.35%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.02%	1.06%	1.14%	1.22%	1.12%	1.10%
Net expenses	1.02%	1.02%	1.05%	1.13%	1.08%	1.07%	1.06%
Net investment income	6.74%	6.60%	7.70%	8.96%	10.60%	7.82%	7.19%
Supplemental data
Portfolio turnover rate	13%	70%	46%	129%	119%	110%	48%
Net assets, end of period (000’s omitted)	$274,169	$240,653	$281,044	$292,039	$217,199	$270,758	$335,411

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Yield Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year ended April 30,
Class B		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40	$3.31
Net investment income	0.09 [3]	0.18 [3]	0.07	0.22	0.25 [3]	0.22	0.21 [3]
Net realized and unrealized gains (losses) on investments	0.10	(0.02)	(0.05)	0.73	(0.76)	(0.28)	0.09

Total from investment operations	0.19	0.16	0.02	0.95	(0.51)	(0.06)	0.30
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.07)	(0.24)	(0.23)	(0.21)	(0.21)
Net asset value, end of period	$3.13	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Total return[4]	6.40%	5.28%	0.74%	41.23%	(16.13)%	(1.65)%	9.55%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.78%	1.81%	1.89%	1.97%	1.82%	1.80%
Net expenses	1.76%	1.77%	1.81%	1.88%	1.83%	1.82%	1.80%
Net investment income	5.98%	5.85%	6.98%	8.29%	9.70%	7.06%	6.46%
Supplemental data
Portfolio turnover rate	13%	70%	46%	129%	119%	110%	48%
Net assets, end of period (000’s omitted)	$15,675	$21,656	$50,671	$54,017	$58,429	$108,327	$150,609

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage High Yield Bond Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended April 30,
Class C		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40	$3.31
Net investment income	0.09	0.18	0.07	0.23	0.25	0.22	0.21 [3]
Net realized and unrealized gains (losses) on investments	0.10	(0.02)	(0.05)	0.72	(0.76)	(0.28)	0.09

Total from investment operations	0.19	0.16	0.02	0.95	(0.51)	(0.06)	0.30
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.07)	(0.24)	(0.23)	(0.21)	(0.21)
Net asset value, end of period	$3.13	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Total return[4]	6.40%	5.28%	0.74%	41.23%	(16.13)%	(1.65)%	9.55%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.77%	1.81%	1.89%	1.97%	1.82%	1.80%
Net expenses	1.77%	1.77%	1.81%	1.88%	1.83%	1.82%	1.80%
Net investment income	5.99%	5.85%	6.97%	8.21%	9.79%	7.06%	6.46%
Supplemental data
Portfolio turnover rate	13%	70%	46%	129%	119%	110%	48%
Net assets, end of period (000’s omitted)	$98,112	$95,999	$104,954	$106,886	$78,995	$118,638	$161,941

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage High Yield Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended April 30,
Administrator Class		2011	2010[1,2]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40	$3.31
Net investment income	0.10	0.22	0.08	0.26	0.28 [3]	0.26	0.25 [3]
Net realized and unrealized gains (losses) on investments	0.10	(0.03)	(0.05)	0.72	(0.76)	(0.29)	0.09

Total from investment operations	0.20	0.19	0.03	0.98	(0.48)	(0.03)	0.34
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.08)	(0.27)	(0.26)	(0.24)	(0.25)
Net asset value, end of period	$3.13	$3.03	$3.05	$3.10	$2.39	$3.13	$3.40
Total return[4]	6.91%	6.30%	1.07%	42.62%	(15.28)%	(0.66)%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.87%	0.89%	0.94%	0.82%	0.80%
Net expenses	0.80%	0.80%	0.81%	0.88%	0.80%	0.82%	0.80%
Net investment income	6.96%	6.79%	7.95%	9.17%	11.89%	8.05%	7.42%
Supplemental data
Portfolio turnover rate	13%	70%	46%	129%	119%	110%	48%
Net assets, end of period (000’s omitted)	$35,531	$26,234	$48,709	$93,639	$68,991	$25,729	$27,147

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive

26	Wells Fargo Advantage High Yield Bond Fund	Notes to Financial Statements (Unaudited)

interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	27

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $79,747,392 with $42,496,700 expiring in 2016 and $37,250,692 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$266,506	$7,360	$0	$273,866
Preferred stocks	610,480	0	0	610,480

Corporate bonds and notes	0	329,679,523	0	329,679,523

Non-agency mortgage backed securities	0	8,452,346	0	8,452,346

Term loans	0	54,173,711	1,114,451	55,288,162

Yankee corporate bonds and notes	0	16,281,623	0	16,281,623

Short-term investments
Investment companies	8,522,722	5,880,475	0	14,403,197
	$9,399,708	$414,475,038	$1,114,451	$424,989,197

28	Wells Fargo Advantage High Yield Bond Fund	Notes to Financial Statements (Unaudited)

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Yankee corporate bonds and notes	Total
Balance as of August 31, 2011	$462,300	$15,291,680	$216	$15,754,196
Accrued discounts (premiums)	(448)	136,661	0	136,213
Realized gains (losses)	0	113,217	0	113,217
Change in unrealized gains (losses)	(32,902)	285,023	0	252,121
Purchases	0	125,313	0	125,313
Sales	0	(4,386,365)	0	(4,386,365)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	(428,950)	(10,451,078)	(216)	(10,880,244)
Balance as of February 29, 2012	$0	$1,114,451	$0	$1,114,451
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$(19,219)	$0	$(19,219)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	29

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A, 1.78% for Class B, 1.78% for Class C and 0.80% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $9,034 from the sale of Class A shares and $6,928 and $534 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were $99,246,373 and $81,821,306, respectively.

As of February 29, 2012, the Fund had unfunded loan commitments of $441,000.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $503 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

30	Wells Fargo Advantage High Yield Bond Fund	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage High Yield Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage High Yield Bond Fund	33

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage High Yield Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208523 04-12 SA218/SAR218 2-12

Wells Fargo Advantage Income Plus Fund

Semi-Annual Report

February 29, 2012

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The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Income Plus Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Plus Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage Income Plus Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Income Plus Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Income Plus Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA

D. James Newton II, CFA, CPA

Thomas M. Price, CFA

Janet S. Rilling, CFA, CPA

FUND INCEPTION

July 13, 1998

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
U.S. Treasury Note, 0.50%, 08/15/2014	5.85%
FNMA, 4.00%, 03/15/2042	4.74%
U.S. Treasury Note, 2.25%, 07/31/2018	3.70%
FNMA, 4.50%, 03/15/2042	3.20%
U.S. Treasury Note, 1.25%, 04/15/2014	2.97%
U.S. Treasury Note, 1.00%, 10/31/2016	2.96%
FHLMC, 3.50%, 03/15/2042	2.71%
U.S. Treasury Bond, 4.25%, 11/15/2040	2.71%
U.S. Treasury Bond, 6.25%, 08/15/2023	2.25%
FNMA, 5.00%, 08/01/2040	2.04%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage Income Plus Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STYAX)	07/13/1998	(1.01)	3.76	6.13	6.05	3.68	8.64	7.12	6.55	0.89%	0.89%
Class B (STYBX)**	07/13/1998	(1.64)	2.82	6.01	5.97	3.36	7.82	6.32	5.97	1.64%	1.64%
Class C (WFIPX)	07/13/1998	2.38	6.86	6.33	5.76	3.38	7.86	6.33	5.76	1.64%	1.64%
Administrator Class (WIPDX)	07/30/2010					3.84	8.87	7.19	6.51	0.83%	0.74%
Institutional Class (WIPIX)	07/18/2008					3.93	9.02	7.36	6.67	0.56%	0.56%
Investor Class (WIPNX)	07/18/2008					3.75	8.65	7.10	6.54	0.92%	0.92%
Barclays U.S. Universal Bond Index[6]						3.08	8.22	6.34	5.96

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares and has been adjusted to include the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares and has been adjusted to include the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class and 0.90% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Income Plus Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,036.76	$4.46	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42	0.88%
Class B
Actual	$1,000.00	$1,033.58	$8.24	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.17	1.63%
Class C
Actual	$1,000.00	$1,033.82	$8.24	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.17	1.63%
Administrator Class
Actual	$1,000.00	$1,038.44	$3.75	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%
Institutional Class
Actual	$1,000.00	$1,039.30	$2.84	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.82	0.56%
Investor Class
Actual	$1,000.00	$1,037.50	$4.56	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Income Plus Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 31.05%
FHLMC ±	2.21%	01/01/2036	$114,259	$120,054
FHLMC %%	3.50	03/15/2042	18,565,000	19,159,414
FHLMC %%	4.00	03/15/2042	6,310,000	6,618,598
FHLMC	5.00	08/01/2040	1,366,778	1,473,131
FHLMC %%	5.00	03/15/2042	1,900,000	2,045,766
FHLMC	5.50	11/01/2023	457,404	498,004
FHLMC	5.50	09/01/2038	10,085,111	10,956,977
FHLMC	5.50	06/01/2040	3,013,638	3,274,169
FHLMC	7.50	05/01/2038	36,606	44,334
FHLMC	8.00	02/01/2030	982	1,198
FHLMC	14.00	09/01/2012	39	38
FHLMC Series 2736 Class BC	5.00	12/15/2029	193,855	194,816
FHLMC Series M009 Class A ±	5.40	10/15/2021	1,056,377	1,137,253
FHLMC Series T-42 Class A5	7.50	02/25/2042	3,176,954	3,824,611
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	3.53	07/25/2043	99,178	101,244
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	3.18	10/25/2043	89,365	90,885
FNMA ±	2.40	01/01/2036	331,937	348,852
FNMA ±	2.48	09/01/2036	100,389	106,858
FNMA ±	2.51	08/01/2036	142,021	151,149
FNMA	3.50	02/01/2026	3,331,447	3,497,127
FNMA %%	3.50	03/15/2027	2,875,000	3,015,156
FNMA	4.00	09/01/2024	354,924	376,013
FNMA %%	4.00	03/15/2042	31,835,000	33,501,365
FNMA %%	4.00	03/15/2027	2,600,000	2,752,750
FNMA	4.26	04/01/2021	2,969,795	3,319,518
FNMA	4.39	01/01/2020	1,603,865	1,799,973
FNMA	4.46	05/01/2020	1,928,793	2,174,632
FNMA %%	4.50	03/15/2042	21,225,000	22,621,206
FNMA %%	4.50	03/15/2027	3,240,000	3,467,306
FNMA	5.00	01/01/2024	937,088	1,011,511
FNMA	5.00	02/01/2036	213,534	230,855
FNMA	5.00	06/01/2040	4,973,898	5,375,030
FNMA	5.00	08/01/2040	13,322,228	14,396,631
FNMA %%	5.00	03/15/2027	3,416,000	3,688,746
FNMA	5.50	08/01/2034	664,118	725,786
FNMA	5.50	02/01/2035	206,733	225,929
FNMA	5.50	08/01/2038	2,366,206	2,602,193
FNMA	5.50	08/01/2038	3,408,707	3,745,363
FNMA %%	5.50	03/15/2027	720,000	783,112
FNMA	5.97	03/01/2012	158,060	159,127
FNMA	6.00	10/01/2037	4,474,742	4,929,308
FNMA	6.00	11/01/2037	392,531	432,406
FNMA	6.00	08/01/2038	548,803	604,553
FNMA %%	6.00	03/15/2042	7,665,000	8,432,697
FNMA	6.50	07/01/2036	167,812	190,391
FNMA	6.50	07/01/2036	96,287	109,243
FNMA	6.50	11/01/2036	57,624	65,233
FNMA	6.50	07/01/2037	5,252,752	5,938,190
FNMA	7.00	03/01/2024	3,066,240	3,281,776
FNMA	7.00	07/01/2036	55,075	63,812

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Income Plus Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	7.00%	11/01/2037	$107,599	$121,595
FNMA	7.50	05/01/2038	12,390	13,730
FNMA	7.87	07/01/2026	2,706,285	2,933,538
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	12,503	14,787
FNMA Series 2003-W14 Class 2A ±	2.52	06/25/2035	255,848	267,841
FNMA Series 2003-W14 Class 2A ±	3.62	01/25/2043	137,069	145,250
FNMA Series 2004-7 Class AE	5.00	12/25/2030	265,448	267,521
FNMA Whole Loan Series 2003-W8 Class 4A ±	3.31	11/25/2042	269,756	285,931
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,972,601	3,355,952
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	2,311,286	2,685,564
GNMA %%	4.00	03/15/2042	4,225,000	4,549,797
GNMA %%	4.50	03/15/2042	7,130,000	7,771,701
GNMA	5.00	07/20/2040	3,818,010	4,213,908
GNMA	7.50	12/15/2029	1,340	1,609
GNMA Series 2005-90 Class A	3.76	09/16/2028	1,750,691	1,791,297
GNMA Series 2007-12 Class A	3.96	06/16/2031	1,007,327	1,032,638
GNMA Series 2007-12 Class C ±	5.28	04/16/2041	485,000	532,126
GNMA Series 2008-22 Class XM ±(c)	1.20	02/16/2050	14,693,527	548,509
GNMA Series 2008-86 Class D	5.46	04/16/2040	4,365,000	5,126,500

Total Agency Securities (Cost $214,013,625)				219,324,083

Asset-Backed Securities: 0.92%
Chase Issuance Trust Series 2005-A6 Class A6 ±	0.32	07/15/2014	430,000	430,117
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	285,000	315,086
Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	709,563	670,256
CVS Pass-Through Trust Series T	6.04	12/10/2028	2,371,105	2,613,906
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,345,000	2,500,678

Total Asset-Backed Securities (Cost $6,060,859)				6,530,043

Corporate Bonds and Notes: 25.88%

Consumer Discretionary: 5.13%

Auto Components: 0.46%
Delphi Corporation 144A	6.13	05/15/2021	2,000,000	2,145,000
TRW Automotive Incorporated 144A	7.25	03/15/2017	1,000,000	1,112,500

				3,257,500

Automobiles: 0.37%
Ford Motor Company	7.45	07/16/2031	2,000,000	2,567,500

Hotels, Restaurants & Leisure: 0.76%
Agua Caliente Band of Cahuilla Indians 144A(i)	6.44	10/01/2016	682,000	613,841
Darden Restaurants Incorporated	6.80	10/15/2037	2,490,000	2,858,251
Seminole Tribe of Florida 144A	7.75	10/01/2017	1,750,000	1,898,750

				5,370,842

Internet & Catalog Retail: 0.43%
Expedia Incorporated	5.95	08/15/2020	2,985,000	3,048,181

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Plus Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 1.85%
CBS Corporation	7.88%	07/30/2030	$2,210,000	$2,937,941
CCO Holdings LLC	8.13	04/30/2020	2,000,000	2,240,000
CSC Holdings LLC	7.88	02/15/2018	1,000,000	1,130,000
DISH DBS Corporation	7.88	09/01/2019	2,000,000	2,350,000
News America Incorporated	7.85	03/01/2039	2,765,000	3,490,788
Vivendi SA 144A	6.63	04/04/2018	800,000	904,402

				13,053,131

Multiline Retail: 0.29%
Macy’s Retail Holdings Incorporated	6.65	07/15/2024	1,750,000	2,043,549

Specialty Retail: 0.97%
Advance Auto Parts Incorporated	5.75	05/01/2020	2,000,000	2,266,544
Best Buy Company Incorporated	6.75	07/15/2013	2,273,000	2,404,507
Limited Brands Incorporated	6.63	04/01/2021	2,000,000	2,200,000

				6,871,051

Consumer Staples: 1.43%

Beverages: 0.32%
Constellation Brands Incorporated	7.25	09/01/2016	2,000,000	2,260,000

Food Products: 0.75%
H.J. Heinz Finance Company 144A	7.13	08/01/2039	2,350,000	3,092,701
TreeHouse Foods Incorporated	7.75	03/01/2018	2,000,000	2,190,000

				5,282,701

Tobacco: 0.36%
Lorillard Incorporated	8.13	06/23/2019	1,185,000	1,483,093
Reynolds Group Holdings 144A	7.88	08/15/2019	1,000,000	1,095,000

				2,578,093

Energy: 3.11%

Oil, Gas & Consumable Fuels: 3.11%
Bill Barrett Corporation	7.63	10/01/2019	400,000	418,000
Chesapeake Energy Corporation 144A	6.63	11/15/2019	2,000,000	2,040,000
Consol Energy Incorporated	8.25	04/01/2020	2,000,000	2,180,000
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	2,000,000	2,087,920
Energy Transfer Equity LP	7.50	10/15/2020	1,750,000	2,003,750
Energy Transfer Partners LP	6.50	02/01/2042	3,000,000	3,323,907
Newfield Exploration Company	6.88	02/01/2020	1,750,000	1,890,000
Petrobras International Finance Company	6.75	01/27/2041	2,000,000	2,319,318
Suburban Propane Partners LP	7.38	03/15/2020	1,750,000	1,863,750
Tesoro Corporation	9.75	06/01/2019	2,000,000	2,275,000
Texas Eastern Transmission LP	7.00	07/15/2032	1,250,000	1,558,645

				21,960,290

Financials: 7.62%

Capital Markets: 0.39%
Alterra Finance LLC	6.25	09/30/2020	2,610,000	2,747,490

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Income Plus Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks: 1.90%
Australia and New Zealand Banking Group Limited 144A	2.40%	11/23/2016	$3,320,000	$3,343,891
Banco Santander Brasil SA 144A	4.63	02/13/2017	2,110,000	2,101,560
Fifth Third Bancorp	6.25	05/01/2013	2,245,000	2,370,632
Key Bank NA	4.95	09/15/2015	2,180,000	2,335,020
PNC Financial Services Group Incorporated ±	8.25	12/31/2049	1,415,000	1,456,915
Regions Bank	7.50	05/15/2018	1,650,000	1,798,500

				13,406,518

Consumer Finance: 1.13%
Discover Financial Services	10.25	07/15/2019	2,380,000	3,034,719
International Lease Finance Corporation	8.25	12/15/2020	2,000,000	2,229,458
SLM Corporation	8.00	03/25/2020	2,485,000	2,733,500

				7,997,677

Diversified Financial Services: 1.77%
Bank of America Corporation	6.50	08/01/2016	2,795,000	3,021,563
Citigroup Incorporated	5.38	08/09/2020	2,535,000	2,759,322
Citigroup Incorporated	5.88	01/30/2042	1,890,000	2,009,172
JPMorgan Chase & Company Series 1 ±	7.90	12/31/2049	1,750,000	1,903,790
Moody’s Corporation	5.50	09/01/2020	2,630,000	2,798,396

				12,492,243

Insurance: 2.06%
Liberty Mutual Group 144A	6.70	08/15/2016	2,220,000	2,436,028
National Life Insurance Company of Vermont 144A	10.50	09/15/2039	1,600,000	2,065,202
Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,100,000	2,261,784
Protective Life Corporation	8.45	10/15/2039	2,500,000	2,941,798
Prudential Financial Incorporated ±	8.88	06/15/2038	2,000,000	2,390,000
Torchmark Corporation	9.25	06/15/2019	1,945,000	2,446,440

				14,541,252

REITs: 0.37%
Dexus Property Group 144A	7.13	10/15/2014	2,435,000	2,621,687

Health Care: 1.30%

Health Care Equipment & Supplies: 0.24%
Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	1,500,000	1,665,000

Health Care Providers & Services: 0.81%
Cigna Corporation	5.38	02/15/2042	1,855,000	1,993,045
HCA Incorporated	6.50	02/15/2020	1,750,000	1,876,875
Lifepoint Hospitals Incorporated	6.63	10/01/2020	1,750,000	1,881,250

				5,751,170

Pharmaceuticals: 0.25%
Aristotle Holding Incorporated 144A	2.10	02/12/2015	1,725,000	1,738,836

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Plus Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials: 2.86%

Aerospace & Defense: 0.30%
Esterline Technologies Corporation	7.00%	08/01/2020	$1,750,000	$1,933,750
Hexcel Corporation	6.75	02/01/2015	167,000	168,461

				2,102,211

Commercial Services & Supplies: 0.22%
Equifax Incorporated	6.30	07/01/2017	1,335,000	1,535,836

Electrical Equipment: 0.25%
Belden CDT Incorporated	7.00	03/15/2017	1,750,000	1,802,500

Industrial Conglomerates: 0.38%
General Electric Capital Corporation ±	6.38	11/15/2067	2,670,000	2,710,050

Machinery: 0.91%
Briggs & Stratton Corporation	6.88	12/15/2020	1,750,000	1,850,625
Case New Holland Incorporated	7.88	12/01/2017	2,000,000	2,350,000
SPX Corporation	6.88	09/01/2017	2,000,000	2,220,000

				6,420,625

Professional Services: 0.80%
FTI Consulting Incorporated	6.75	10/01/2020	2,000,000	2,162,500
Verisk Analytics Incorporated	5.80	05/01/2021	3,220,000	3,498,082

				5,660,582

Information Technology: 1.49%

Communications Equipment: 0.27%
Brocade Communications Systems Incorporated	6.88	01/15/2020	1,750,000	1,955,625

Electronic Equipment, Instruments & Components: 0.36%
Corning Incorporated	7.25	08/15/2036	2,092,000	2,548,935

Internet Software & Services: 0.59%
Equinix Incorporated	7.00	07/15/2021	2,000,000	2,210,000
Tencent Holdings Limited 144A	4.63	12/12/2016	1,935,000	1,947,446

				4,157,446

Office Electronics: 0.27%
Xerox Corporation	8.25	05/15/2014	1,685,000	1,892,425

Materials: 1.09%

Containers & Packaging: 0.24%
Sealed Air Corporation 144A	8.13	09/15/2019	1,500,000	1,695,000

Metals & Mining: 0.37%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,470,000	2,585,549

Paper & Forest Products: 0.48%
International Paper Company	7.30	11/15/2039	2,665,000	3,422,526

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Income Plus Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 1.04%

Diversified Telecommunication Services: 0.56%
Frontier Communications Corporation	8.25%	04/15/2017	$750,000	$810,000
Qwest Corporation	8.38	05/01/2016	1,060,000	1,241,510
Windstream Corporation	7.75	10/15/2020	1,750,000	1,911,875

				3,963,385

Wireless Telecommunication Services: 0.48%
Alltel Corporation	7.00	07/01/2012	1,285,000	1,311,891
American Tower Corporation	7.00	10/15/2017	1,765,000	2,036,148

				3,348,039

Utilities: 0.81%

Electric Utilities: 0.32%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	2,000,000	2,280,000

Independent Power Producers & Energy Traders: 0.49%
FPL Energy Caithness Funding 144A(i)	7.65	12/31/2018	1,734,448	1,932,123
NRG Energy Incorporated	7.63	01/15/2018	1,500,000	1,518,750

				3,450,873

Total Corporate Bonds and Notes (Cost $172,339,180)				182,786,318

Municipal Bonds and Notes: 0.95%

California: 0.45%
San Jose CA Airport Taxable Series B (Airport Revenue, AGM LOC)	6.60	03/01/2041	3,000,000	3,160,050

Illinois: 0.45%
Illinois GO (GO-State)	4.51	03/01/2015	3,000,000	3,159,390

Other: 0.05%
Seneca Nation Indians Capital Improvements Authority Series 07 B (Miscellaneous Revenue) 144A(i)	6.75	12/01/2013	365,000	360,759

Total Municipal Bonds and Notes (Cost $6,281,650)				6,680,199

Non-Agency Mortgage Backed Securities: 3.82%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.73	03/15/2049	2,885,000	3,286,560
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.70	12/10/2049	3,085,000	3,550,301
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,205,914	1,209,037
Commercial Mortgage Trust Pass-Through Certificates Series 2006 Class C7 ±	5.77	06/10/2046	2,555,000	2,646,684
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.81	12/10/2049	1,730,000	2,000,126
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.58	11/15/2030	565,715	3,881
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	5.81	06/15/2038	2,400,000	2,706,077
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	07/25/2027	98,569	96,672
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	2,213,463	2,252,199
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	2,790,000	3,111,952

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Plus Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±(c)144A(i)	0.93%	05/28/2040	$1,558,650	$12,438
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12/12/2049	2,285,000	2,259,337
Morgan Stanley Capital I Series 2004-RR2 Class X ±(c)144A(i)	0.75	10/28/2033	1,219,931	8,088
SACO I Trust Series 2005-2 Class A ±144A(i)	0.64	04/25/2035	6,799	2,647
TIAA Real Estate CDO Limited Series 2007-C4 Class A3 ±	5.71	08/15/2039	2,235,000	2,417,112
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7 Class 3A2 ±	5.29	07/25/2037	1,880,555	1,432,492

Total Non-Agency Mortgage Backed Securities (Cost $26,685,502)				26,995,603

U.S. Treasury Securities: 29.20%
U.S. Treasury Bond	3.13	11/15/2041	4,855,000	4,883,067
U.S. Treasury Bond ##	4.25	11/15/2040	15,555,000	19,144,798
U.S. Treasury Bond	4.38	05/15/2040	4,115,000	5,164,325
U.S. Treasury Bond	4.50	02/15/2036	4,415,000	5,602,909
U.S. Treasury Bond	6.25	08/15/2023	11,190,000	15,872,321
U.S. Treasury Bond	6.38	08/15/2027	8,170,000	12,150,326
U.S. Treasury Note	0.25	01/31/2014	12,880,000	12,868,434
U.S. Treasury Note	0.50	08/15/2014	41,190,000	41,318,719
U.S. Treasury Note	0.63	12/31/2012	10,485,000	10,523,092
U.S. Treasury Note	1.00	10/31/2016	20,715,000	20,905,972
U.S. Treasury Note	1.25	04/15/2014	20,590,000	20,988,931
U.S. Treasury Note	1.38	02/28/2019	8,510,000	8,493,745
U.S. Treasury Note	2.00	02/15/2022	2,255,000	2,258,876
U.S. Treasury Note	2.25	07/31/2018	24,600,000	26,129,825

Total U.S. Treasury Securities (Cost $199,931,990)				206,305,340

Yankee Corporate Bonds and Notes: 8.66%

Consumer Discretionary: 1.05%

Media: 1.05%
British Sky Broadcasting Group plc 144A	9.50	11/15/2018	2,170,000	2,937,447
Globo Comunicacoes e Participacoes SA 144A	7.25	04/26/2022	2,380,000	2,499,000
Myriad International Holdings BV 144A	6.38	07/28/2017	1,755,000	1,948,050

				7,384,497

Energy: 0.32%

Energy Equipment & Services: 0.32%
Weatherford International Limited	9.63	03/01/2019	1,665,000	2,255,264

Financials: 5.41%

Capital Markets: 0.14%
Macquarie Group Limited 144A	6.00	01/14/2020	1,000,000	982,686

Commercial Banks: 4.58%
Banco Macro SA 144A	5.50	07/12/2020	2,510,000	2,761,000
Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	5,420,000	5,526,888
Bank of Nova Scotia 144A	2.15	08/03/2016	2,790,000	2,878,951

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Income Plus Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
BBVA Bancomer SA 144A	4.50%	03/10/2016	$2,090,000	$2,142,250
Commonwealth Bank of Australia ±144A	6.02	12/31/2049	1,580,000	1,514,811
Export Import Bank of Korea	5.13	06/29/2020	2,600,000	2,783,968
ICICI Bank Limited 144A	4.75	11/25/2016	3,000,000	2,978,277
Itau Unibanco Holdings SA 144A	5.75	01/22/2021	2,335,000	2,422,563
Kommunalbanken AS 144A	2.38	01/19/2016	2,330,000	2,414,812
Landwirtsch Rentenbank «	2.50	02/15/2016	3,150,000	3,302,580
Westpac Banking Corporation 144A	1.90	12/14/2012	3,615,000	3,647,741

				32,373,841

Consumer Finance: 0.69%
Inmarsat Finance plc 144A	7.38	12/01/2017	1,750,000	1,872,500
Rio Tinto Finance USA Limited	9.00	05/01/2019	2,175,000	2,999,295

				4,871,795

Materials: 0.55%

Metals & Mining: 0.55%
Arcelormittal	6.13	06/01/2018	1,900,000	2,010,884
Teck Resources Limited	10.25	05/15/2016	1,650,000	1,898,896

				3,909,780

Telecommunication Services: 0.89%

Diversified Telecommunication Services: 0.89%
Telecom Italia Capital SA	5.25	10/01/2015	1,545,000	1,560,450
Telefonica Emisiones SAU	5.13	04/27/2020	1,880,000	1,855,658
Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,485,000	2,848,063

				6,264,171

Utilities: 0.44%

Electric Utilities: 0.44%
Western Power Distributions Holdings Limited 144A	7.38	12/15/2028	2,750,000	3,131,908

Total Yankee Corporate Bonds and Notes (Cost $57,015,961)				61,173,942

Yankeee Government Bonds: 0.38%
State of Qatar 144A	4.50	01/20/2022	2,580,000	2,683,200

Total Yankee Government Bonds (Cost $2,553,445)				2,683,200

Other: 0.24%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			1,196,894	323,162
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(i)(a)(v)			3,185,791	1,369,890

Total Other (Cost $689,500)				1,693,052

	Yield		Shares
Short-Term Investments: 16.52%

Investment Companies: 16.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.02		113,692,336	113,692,336
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.15		2,519,956	2,519,956

				116,212,292

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Plus Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Yield	Maturity Date	Principal	Value

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #	0.05%	03/29/2012	$100,000	$99,996
U.S. Treasury Bill #	0.08	03/29/2012	400,000	399,975

				499,971

Total Short-Term Investments (Cost $116,712,280)				116,712,263

Total Investments in Securities
(Cost $802,283,992) *	117.62%	830,884,043
Other Assets and Liabilities, Net	(17.62)	(124,497,320)

Total Net Assets	100.00%	$706,386,723

±	Variable rate investment.

%%	Security issued on a when-issued (TBA) basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $755,708,179 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,584,607
Gross unrealized depreciation	(1,408,743)

Net unrealized appreciation	$75,175,864

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—February 29, 2012 (Unaudited)	Wells Fargo Advantage Income Plus Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$714,671,751
In affiliated securities, at value (see cost below)	116,212,292

Total investments, at value (see cost below)	830,884,043
Receivable for investments sold	11,936,152
Principal paydown receivable	61
Receivable for Fund shares sold	1,080,838
Receivable for interest	5,377,143
Receivable for daily variation margin on open futures contracts	98,094
Receivable for securities lending income	561
Prepaid expenses and other assets	204,990

Total assets	849,581,882

Liabilities
Payable for investments purchased	138,911,471
Payable for Fund shares redeemed	586,144
Payable upon receipt of securities loaned	3,209,456
Advisory fee payable	206,666
Distribution fees payable	24,568
Due to other related parties	63,148
Accrued expenses and other liabilities	193,706

Total liabilities	143,195,159

Total net assets	$706,386,723

NET ASSETS CONSIST OF
Paid-in capital	$713,924,484
Undistributed net investment income	389,548
Accumulated net realized losses on investments	(36,474,860)
Net unrealized gains on investments	28,547,551

Total net assets	$706,386,723

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$176,678,139
Shares outstanding – Class A	14,371,415
Net asset value per share – Class A	$12.29
Maximum offering price per share – Class A2	$12.87
Net assets – Class B	$3,411,049
Shares outstanding – Class B	277,028
Net asset value per share – Class B	$12.31
Net assets – Class C	$38,338,718
Shares outstanding – Class C	3,120,161
Net asset value per share – Class C	$12.29
Net assets – Administrator Class	$131,520,247
Shares outstanding – Administrator Class	10,714,157
Net asset value per share – Administrator Class	$12.28
Net assets – Institutional Class	$162,291,320
Shares outstanding – Institutional Class	13,203,599
Net asset value per share – Institutional Class	$12.29
Net assets – Investor Class	$194,147,250
Shares outstanding – Investor Class	15,793,816
Net asset value per share – Investor Class	$12.29
Investments in unaffiliated securities, at cost	$686,071,700

Investments in affiliated securities, at cost	$116,212,292

Total investments, at cost	$802,283,992

Securities on loan, at value	$3,142,673

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Plus Fund	Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)

Investment income
Interest	$12,039,719
Dividends	3,471
Income from affiliated securities	43,222
Securities lending income, net	12,937

Total investment income	12,099,349

Expenses
Advisory fee	1,319,277
Administration fees
Fund level	167,616
Class A	135,550
Class B	2,814
Class C	26,791
Administrator Class	56,700
Institutional Class	64,139
Investor Class	180,759
Shareholder servicing fees
Class A	211,796
Class B	4,373
Class C	41,861
Administrator Class	141,426
Investor Class	225,507
Distribution fees
Class B	13,190
Class C	125,584
Custody and accounting fees	21,947
Professional fees	25,051
Registration fees	32,633
Shareholder report expenses	15,555
Trustees’ fees and expenses	5,936
Other fees and expenses	10,847

Total expenses	2,829,352
Less: Fee waivers and/or expense reimbursements	(57,781)

Net expenses	2,771,571

Net investment income	9,327,778

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	12,045,427
Futures transactions	(152,141)

Net realized gains on investments	11,893,286

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,088,154
Futures transactions	(19,030)

Net change in unrealized gains (losses) on investments	4,069,124

Net realized and unrealized gains (losses) on investments	15,962,410

Net increase in net assets resulting from operations	$25,290,188

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Plus Fund	19

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$9,327,778		$20,206,814
Net realized gains on investments		11,893,286		7,235,550
Net change in unrealized gains (losses) on investments		4,069,124		1,438,824

Net increase in net assets resulting from operations		25,290,188		28,881,188

Distributions to shareholders from
Net investment income
Class A		(2,198,010)		(7,253,660)
Class B		(31,771)		(126,499)
Class C		(308,849)		(775,337)
Administrator Class		(1,573,942)		(1,288,066)
Institutional Class		(2,344,343)		(5,565,679)
Investor Class		(2,446,440)		(6,235,854)
Net realized gains
Class A		(453,790)		(2,570,215)
Class B		(8,925)		(55,169)
Class C		(86,836)		(300,818)
Administrator Class		(312,299)		(24,938)
Institutional Class		(424,887)		(1,471,630)
Investor Class		(505,596)		(1,899,529)

Total distributions to shareholders		(10,695,688)		(27,567,394)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,080,559	25,259,279	5,063,452	59,779,883
Class B	33,428	406,981	67,095	799,510
Class C	860,609	10,445,080	556,323	6,596,391
Administrator Class	4,517,650	54,535,696	8,546,199	100,875,382
Institutional Class	406,712	4,946,458	2,029,087	24,130,906
Investor Class	1,080,657	13,121,714	1,904,015	22,594,674

		108,715,208		214,776,746

Reinvestment of distributions
Class A	162,124	1,967,558	678,417	7,991,473
Class B	2,607	31,673	11,396	134,447
Class C	21,478	260,553	57,653	679,224
Administrator Class	152,808	1,852,143	106,380	1,261,230
Institutional Class	205,636	2,494,830	542,974	6,406,206
Investor Class	217,564	2,639,840	610,699	7,203,352

		9,246,597		23,675,932

Payment for shares redeemed
Class A	(1,456,373)	(17,729,330)	(13,928,582)	(164,089,087)
Class B	(95,396)	(1,159,101)	(253,152)	(2,996,286)
Class C	(286,082)	(3,478,733)	(611,787)	(7,241,866)
Administrator Class	(1,450,539)	(17,532,697)	(1,159,186)	(13,782,662)
Institutional Class	(811,659)	(9,836,307)	(1,428,770)	(17,000,233)
Investor Class	(1,214,416)	(14,740,575)	(3,319,807)	(39,257,635)

		(64,476,743)		(244,367,769)

Net increase (decrease) in net assets resulting from capital share transactions		53,485,062		(5,915,091)

Total increase (decrease) in net assets		68,079,562		(4,601,297)

Net assets
Beginning of period		638,307,161		642,908,458

End of period		$706,386,723		$638,307,161

Undistributed (overdistributed) net investment income		$389,548		$(34,875)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Plus Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$12.04	$12.00	$11.59	$10.82	$10.70	$10.65	$10.49
Net investment income	0.16	0.37 [2]	0.09 [2]	0.37 [2]	0.42 [2]	0.48 [2]	0.53 [2]
Net realized and unrealized gains (losses) on investments	0.28	0.18	0.44	0.88	0.15	0.08	0.19

Total from investment operations	0.44	0.55	0.53	1.25	0.57	0.56	0.72
Distributions to shareholders from
Net investment income	(0.16)	(0.42)	(0.12)	(0.48)	(0.45)	(0.51)	(0.56)
Net realized gains	(0.03)	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.19)	(0.51)	(0.12)	(0.48)	(0.45)	(0.51)	(0.56)
Net asset value, end of period	$12.29	$12.04	$12.00	$11.59	$10.82	$10.70	$10.65
Total return[3]	3.68%	4.76%	4.62%	11.74%	5.52%	5.37%	7.04%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.91%	1.03%	1.05%	1.35%	1.34%
Net expenses	0.88%	0.88%	0.88%	0.90%	0.90%	1.00%	1.00%
Net investment income	2.73%	3.17%	3.07%	3.29%	4.01%	4.50%	4.96%
Supplemental data
Portfolio turnover rate	119%	215%	84%	187%	455%	245%	205%
Net assets, end of period (000’s omitted)	$176,678	$163,499	$261,227	$130,382	$94,938	$43,481	$37,526

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Plus Fund	21

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class B		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$12.05	$12.01	$11.61	$10.82	$10.70	$10.65	$10.49
Net investment income	0.11 [2]	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]	0.40 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	0.29	0.17	0.43	0.89	0.14	0.08	0.29

Total from investment operations	0.40	0.46	0.50	1.18	0.49	0.48	0.64
Distributions to shareholders from
Net investment income	(0.11)	(0.33)	(0.10)	(0.39)	(0.37)	(0.43)	(0.48)
Net realized gains	(0.03)	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.42)	(0.10)	(0.39)	(0.37)	(0.43)	(0.48)
Net asset value, end of period	$12.31	$12.05	$12.01	$11.61	$10.82	$10.70	$10.65
Total return[3]	3.36%	3.97%	4.31%	11.04%	4.69%	4.58%	6.24%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.63%	1.65%	1.78%	1.80%	2.10%	2.09%
Net expenses	1.63%	1.63%	1.62%	1.65%	1.65%	1.75%	1.75%
Net investment income	1.85%	2.40%	2.33%	2.54%	3.30%	3.75%	4.24%
Supplemental data
Portfolio turnover rate	119%	215%	84%	187%	455%	245%	205%
Net assets, end of period (000’s omitted)	$3,411	$4,054	$6,140	$1,839	$3,937	$7,067	$10,682

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Plus Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$12.03	$12.00	$11.59	$10.82	$10.69	$10.65	$10.49
Net investment income	0.11 [2]	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]	0.40 [2]	0.43 [2]
Net realized and unrealized gains (losses) on investments	0.29	0.16	0.44	0.88	0.15	0.07	0.21

Total from investment operations	0.40	0.45	0.51	1.17	0.50	0.47	0.64
Distributions to shareholders from
Net investment income	(0.11)	(0.33)	(0.10)	(0.40)	(0.37)	(0.43)	(0.48)
Net realized gains	(0.03)	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.42)	(0.10)	(0.40)	(0.37)	(0.43)	(0.48)
Net asset value, end of period	$12.29	$12.03	$12.00	$11.59	$10.82	$10.69	$10.65
Total return[3]	3.38%	3.92%	4.42%	10.93%	4.85%	4.50%	6.24%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.63%	1.66%	1.78%	1.80%	2.10%	2.09%
Net expenses	1.63%	1.63%	1.63%	1.65%	1.65%	1.75%	1.75%
Net investment income	1.84%	2.41%	2.32%	2.53%	3.32%	3.75%	4.23%
Supplemental data
Portfolio turnover rate	119%	215%	84%	187%	455%	245%	205%
Net assets, end of period (000’s omitted)	$38,339	$30,364	$30,253	$14,533	$7,242	$4,870	$4,633

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Plus Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$12.02	$12.00	$11.87
Net investment income	0.17	0.39 [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.29	0.16	0.14

Total from investment operations	0.46	0.55	0.17
Distributions to shareholders from
Net investment income	(0.17)	(0.44)	(0.04)
Net realized gains	(0.03)	(0.09)	0.00

Total distributions to shareholders	(0.20)	(0.53)	(0.04)
Net asset value, end of period	$12.28	$12.02	$12.00
Total return[3]	3.84%	4.82%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.86%
Net expenses	0.74%	0.75%	0.86%
Net investment income	2.72%	3.29%	3.31%
Supplemental data
Portfolio turnover rate	119%	215%	84%
Net assets, end of period (000’s omitted)	$131,520	$90,063	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Plus Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Institutional Class		2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.18	0.41 [3]	0.10 [3]	0.41 [3]	0.39 [3]
Net realized and unrealized gains (losses) on investments	0.29	0.17	0.43	0.88	0.36

Total from investment operations	0.47	0.58	0.53	1.29	0.75
Distributions to shareholders from
Net investment income	(0.18)	(0.46)	(0.13)	(0.51)	(0.44)
Net realized gains	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	(0.55)	(0.13)	(0.51)	(0.44)
Net asset value, end of period	$12.29	$12.03	$12.00	$11.60	$10.82
Total return[4]	3.93%	5.04%	4.71%	12.06%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.55%	0.59%	0.68%	0.69%
Net expenses	0.56%	0.55%	0.56%	0.61%	0.61%
Net investment income	2.91%	3.53%	3.36%	3.58%	4.29%
Supplemental data
Portfolio turnover rate	119%	215%	84%	187%	455%
Net assets, end of period (000’s omitted)	$162,291	$161,276	$147,102	$112,163	$97,574

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Plus Fund	25

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Investor Class		2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.16	0.37 [3]	0.09 [3]	0.37 [3]	0.36 [3]
Net realized and unrealized gains (losses) on investments	0.29	0.17	0.43	0.88	0.36

Total from investment operations	0.45	0.54	0.52	1.25	0.72
Distributions to shareholders from
Net investment income	(0.16)	(0.42)	(0.12)	(0.47)	(0.41)
Net realized gains	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.19)	(0.51)	(0.12)	(0.47)	(0.41)
Net asset value, end of period	$12.29	$12.03	$12.00	$11.60	$10.82
Total return[4]	3.75%	4.67%	4.52%	11.79%	6.99%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.97%	1.07%	1.08%
Net expenses	0.90%	0.90%	0.92%	0.94%	0.94%
Net investment income	2.60%	3.14%	3.00%	3.25%	3.94%
Supplemental data
Portfolio turnover rate	119%	215%	84%	187%	455%
Net assets, end of period (000’s omitted)	$194,147	$189,051	$198,176	$188,551	$177,010

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Income Plus Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Income Plus Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Plus Fund	27

Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

28	Wells Fargo Advantage Income Plus Fund	Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At August 31, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2013	2014	2015	2016	2017
$869,776	$4,304,664	$9,072,772	$21,588,119	$10,272,813

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Plus Fund	29

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	$0	$219,324,083	$0	$219,324,083

Asset-backed securities	0	6,530,043	0	6,530,043

Corporate bonds and notes	0	182,786,318	0	182,786,318

Municipal bonds and notes	0	6,680,199	0	6,680,199

Non-agency mortgage backed securities	0	26,995,603	0	26,995,603

U.S. Treasury securities	206,305,340	0	0	206,305,340

Yankee corporate bonds and notes	0	61,173,942	0	61,173,942

Yankee government bonds	0	2,683,200	0	2,683,200

Other	0	0	1,693,052	1,693,052

Short-term investments
Investment companies	113,692,336	2,519,956	0	116,212,292
U.S. Treasury securities	499,971	0	0	499,971
	$320,497,647	$508,693,344	$1,693,052	$830,884,043

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(52,500)	$0	$0	$(52,500)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred stocks	Other	Total
Balance as of August 31, 2011	$52,650	$2,312,454	$2,365,104
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	(4,085)	0	(4,085)
Change in unrealized gains (losses)	2,485	(353,648)	(351,163)
Purchases	0	0	0
Sales	(51,050)	(265,754)	(316,804)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of February 29, 2012	$0	$1,693,052	$1,693,052
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$(483,891)	$(483,891)

30	Wells Fargo Advantage Income Plus Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class and 0.90% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $14,237 from the sale of Class A shares and $10, $1,073 and $1,914 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Plus Fund	31

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$751,508,755	$112,230,473	$696,812,720	$107,784,370

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into futures contracts to speculate on interest rates.

At February 29, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	26 Long	2-Year U.S. Treasury Notes	$5,726,094	$(456)
June 2012	123 Long	5-Year U.S. Treasury Notes	15,150,141	3,610
June 2012	135 Short	10-Year U.S. Treasury Notes	17,678,672	(46,663)
June 2012	94 Short	30-Year U.S. Treasury Bonds	13,315,688	(8,991)

The Fund had an average notional amount of $10,644,213 and $20,275,580 in long and short futures contracts, respectively, during the six months ended February 29, 2012.

On February 29, 2012, the cumulative unrealized losses on futures contracts in the amount of $52,500 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $484 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with

32	Wells Fargo Advantage Income Plus Fund	Notes to Financial Statements (Unaudited)

GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Income Plus Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage Income Plus Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Income Plus Fund	35

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

36	Wells Fargo Advantage Income Plus Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208524 04-12 SA219/SAR219 2-12

Wells Fargo Advantage

Short Duration Government Bond Fund

Semi-Annual Report

February 29, 2012

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The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short Duration Government Bond Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries

Letter to Shareholders	Wells Fargo Advantage Short Duration Government Bond Fund	3

and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

4	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks to provide current income consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas O’Connor, CFA

Troy Ludgood

FUND INCEPTION

December 18, 1992

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
U.S. Treasury Note, 0.13%, 12/31/2013	8.48%
U.S. Treasury Note, 0.25%, 02/15/2015	7.69%
U.S. Treasury Note, 1.75%, 01/31/2014	5.99%
U.S. Treasury Note, 0.25%, 11/30/2013	5.11%
U.S. Treasury Note, 0.50%, 10/15/2014	4.51%
FNMA, 5.50%, 05/25/2040	2.80%
FNMA, 0.60%, 08/01/2037	2.56%
U.S. Treasury Note, 0.38%, 11/15/2014	2.19%
FHLMC Series 3674 Class HJ, 5.50%, 04/15/2040	1.83%
FNMA, 3.00%, 12/01/2099	1.81%

PORTFOLIO ALLOCATION[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Short Duration Government Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (MSDAX)	03/11/1996	(2.19)	(0.62)	3.70	3.26	0.84	2.46	4.33	3.57	0.88%	0.84%
Class B (MSDBX)**	05/31/2002	(2.44)	(1.31)	3.71	3.23	0.56	1.69	3.71	3.23	1.63%	1.59%
Class C (MSDCX)	05/31/2002	(0.54)	0.69	3.53	2.76	0.46	1.69	3.53	2.76	1.63%	1.59%
Administrator Class (MNSGX)	12/18/1992					0.95	2.69	4.59	3.84	0.82%	0.61%
Institutional Class (WSGIX)	04/08/2005					1.04	2.88	4.75	3.96	0.55%	0.43%
Barclays 1-3 Year U.S. Government Bond Index[6]						0.10	1.50	3.59	3.31

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

3.	Historical performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to include the higher expenses applicable to Class B and Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.83% for Class A, 1.58% for Class B, 1.58% for Class C, 0.60% for Administrator Class and 0.42% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays 1-3 Year U.S. Government Bond Index is the 1-3 year component of the Barclays U.S. Government Bond Index and is composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Barclays 1-3 Year U.S. Government Bond Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,008.35	$4.14	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Class B
Actual	$1,000.00	$1,005.58	$7.88	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.92	1.58%
Class C
Actual	$1,000.00	$1,004.60	$7.87	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.92	1.58%
Administrator Class
Actual	$1,000.00	$1,009.50	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,010.41	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.11	0.42%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 48.67%
FHLMC ±	2.90%	01/01/2042	$5,007,852	$5,230,138
FHLMC ±	3.58	08/01/2041	1,984,409	2,084,044
FHLMC ±	3.63	10/01/2041	9,642,108	10,150,617
FHLMC	4.50	05/15/2037	2,338,275	2,488,959
FHLMC	5.00	03/15/2039	5,714,630	6,182,795
FHLMC ±	5.17	05/01/2038	5,019,524	5,407,919
FHLMC ±	5.60	11/01/2039	6,620,341	7,151,554
FHLMC ±	5.62	04/01/2037	3,613,530	3,906,703
FHLMC ±	5.66	11/01/2037	8,041,245	8,709,100
FHLMC ±	5.66	01/01/2038	1,913,688	2,068,536
FHLMC ±	5.67	07/01/2038	3,666,463	4,010,449
FHLMC ±	5.73	07/01/2038	3,658,691	3,961,751
FHLMC ±	5.86	08/01/2036	1,712,686	1,858,062
FHLMC ±	5.87	05/01/2036	7,273,650	7,866,991
FHLMC	6.00	05/15/2039	10,405,563	11,526,032
FHLMC ±	6.03	04/01/2037	7,963,552	8,630,060
FHLMC	6.50	11/01/2037	2,128,273	2,410,697
FHLMC	6.50	12/01/2038	3,356,194	3,731,294
FHLMC	7.00	05/01/2035	3,451,186	4,017,709
FHLMC	7.00	03/25/2044	2,709,515	3,170,454
FHLMC Series 3035 Class PA	5.50	09/15/2035	4,124,183	4,627,321
FHLMC Series 3674 Class HJ	5.50	04/15/2040	24,702,690	27,228,148
FHLMC Series 3704 Class CT	7.00	12/15/2036	3,537,595	4,152,246
FHLMC Series T-11 Class A8	6.50	01/25/2028	2,648,999	3,028,012
FHLMC Series T-42 Class A5	7.50	02/25/2042	68,393	82,336
FHLMC Series T-60 Class 1A3	7.50	03/25/2044	86,354	98,419
FHLMC Structured Pass-Through Securities Series T-41 Class 3A ±	6.99	07/25/2032	168,912	194,390
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	08/25/2042	2,529,766	2,989,773
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	822,396	931,274
FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	575,847	664,297
FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	235,091	269,153
FNMA ±	2.95	12/01/2041	3,611,094	3,764,161
FNMA %%	3.00	12/01/2099	19,100,000	19,762,531
FNMA %%	3.00	12/01/2099	26,000,000	26,828,750
FNMA ±	3.09	10/01/2041	1,772,766	1,852,385
FNMA ±	3.20	10/01/2041	13,121,397	13,697,604
FNMA ±	3.30	11/01/2041	9,455,342	9,910,525
FNMA ±	3.34	12/01/2041	3,648,093	3,818,868
FNMA ±	3.35	07/01/2041	16,473,024	17,212,304
FNMA ±	3.41	10/01/2041	4,238,360	4,454,554
FNMA ±	3.51	10/01/2041	9,942,858	10,461,108
FNMA ±	3.56	07/01/2041	6,536,232	6,854,932
FNMA ±	3.60	09/01/2041	13,152,055	13,828,579
FNMA ±	3.65	07/01/2041	10,547,792	11,086,668
FNMA ±	3.67	07/01/2041	3,645,291	3,833,613
FNMA ±	5.11	06/01/2039	5,377,830	5,780,958
FNMA ±	5.14	04/01/2038	400,957	431,439
FNMA	5.50	05/25/2040	37,693,744	41,579,434
FNMA ±	5.65	07/01/2036	3,984,998	4,302,850
FNMA ±	5.84	06/01/2037	1,577,536	1,707,917

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	5.86%	11/01/2037	$2,174,821	$2,355,081
FNMA ±	5.95	12/01/2037	2,091,891	2,266,562
FNMA	6.00	03/25/2035	1,821,000	2,073,226
FNMA	6.00	04/01/2035	7,259,127	8,100,893
FNMA	6.00	08/01/2037	34,076,781	38,028,316
FNMA	6.00	10/01/2038	18,630,024	20,790,357
FNMA	6.00	03/01/2040	16,578,654	18,262,793
FNMA	6.05	07/01/2012	5,073,362	5,182,572
FNMA ±	6.29	08/01/2037	3,829,385	4,180,674
FNMA	6.50	08/01/2036	3,223,484	3,663,931
FNMA	6.50	08/01/2037	19,970,990	22,801,700
FNMA	6.50	06/01/2038	17,133,936	19,476,849
FNMA	6.50	08/01/2039	14,986,545	17,035,822
FNMA	6.50	02/01/2041	4,725,971	5,372,205
FNMA ±	6.55	09/01/2036	3,832,122	4,199,013
FNMA	7.00	04/01/2035	3,610,727	4,216,560
FNMA Grantor Trust Series 2000-T06 Class A1	7.50	06/25/2030	864,010	1,004,508
FNMA Grantor Trust Series 2001-T01 Class A1	7.50	10/25/2040	4,301,326	5,028,577
FNMA Grantor Trust Series 2001-T03 Class A1	7.50	11/25/2040	937,001	1,098,177
FNMA Grantor Trust Series 2001-T08 Class A1	7.50	07/25/2041	1,127,393	1,245,184
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	07/25/2042	1,832,645	2,141,792
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	13,931,000	13,974,339
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	4,765,158	5,635,706
FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	1,619,686	1,934,971
FNMA Series 1999-T02 Class A1 ±	7.50	01/19/2039	610,178	690,356
FNMA Series 2001-50 Class BA	7.00	10/25/2041	98,053	113,200
FNMA Series 2001-T04 Class A1	7.50	07/25/2041	126,781	148,048
FNMA Series 2001-W03 Class A ±	7.00	09/25/2041	1,054,625	1,212,615
FNMA Series 2002-14 Class A1	7.00	01/25/2042	894,872	1,034,319
FNMA Series 2002-14 Class A2	7.50	01/25/2042	1,871,829	2,186,101
FNMA Series 2002-26 Class A2	7.50	01/25/2048	2,179,295	2,536,907
FNMA Series 2002-26 Class A1	7.00	01/25/2048	1,209,461	1,412,615
FNMA Series 2002-33 Class A2	7.50	06/25/2032	289,034	332,189
FNMA Series 2002-80 Class A1	6.50	11/25/2042	1,914,958	2,147,146
FNMA Series 2002-90 Class A1	6.50	06/25/2042	33,919	39,513
FNMA Series 2002-W01 Class 2A ±	7.09	02/25/2042	769,741	896,687
FNMA Series 2002-W06 Class 2A ±	7.12	06/25/2042	481,499	556,527
FNMA Series 2002-W6 Class 2A1 ±	6.65	06/25/2042	16,259	18,438
FNMA Series 2003-W01 Class 2A ±	7.08	12/25/2042	351,330	410,734
FNMA Series 2003-W04 Class 4A ±	7.28	10/25/2042	1,173,878	1,368,985
FNMA Series 2003-W2 Class 1A1	6.50	07/25/2042	24,044	27,765
FNMA Series 2004-W02 Class 5A	7.50	03/25/2044	233,041	271,001
FNMA Series 2004-W09 Class 1A3	6.05	02/25/2044	6,589,169	7,282,061
FNMA Series 2004-W09 Class 2A3	7.50	02/25/2044	1,165,712	1,387,987
FNMA Series 2005-W03 Class 1A	7.50	03/25/2045	391,541	462,449
FNMA Series 2006-114 Class PD	6.00	12/25/2036	11,123,694	12,747,318
FNMA Series 2008-46 Class LA	5.50	06/25/2038	1,569,610	1,751,571
FNMA Series 2009-019 Class TA	4.50	12/25/2037	3,032,751	3,176,466
FNMA Series 2009-047 Class MT	7.00	07/25/2039	2,638,690	3,018,635
FNMA Series 2009-047 Class PA	4.50	07/25/2039	6,599,215	6,966,936

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2009-111 Class CL	4.50%	03/25/2038	$3,193,947	$3,394,770
FNMA Series 2009-14 Class A	7.00	06/25/2035	4,996,332	5,768,960
FNMA Series 2010-111 Class WA ±	6.03	10/25/2040	1,579,990	1,793,671
FNMA Series 2010-64 Class BA	5.00	05/25/2040	12,287,416	13,202,419
FNMA Series 2011-M2 Class A1	2.02	07/25/2021	5,035,895	5,120,060
FNMA Series 2012-3 Class CD	7.00	02/25/2042	19,811,775	22,956,445
FNMA Whole Loan Series 2002-W08 Class A3	7.50	06/25/2042	165,708	188,980
FNMA Whole Loan Series 2004-W08 Class 3A	7.50	06/25/2044	1,973,697	2,320,369
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	10,061,288	11,359,887
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	200,667	231,786
FNMA Whole Loan Series 2005-W01 Class 1A4	7.50	10/25/2044	667,354	782,548
FNMA Whole Loan Series 2005-W04 Class 1A3	7.00	08/25/2035	1,526,141	1,763,615
GNMA ±	3.00	10/20/2041	9,897,974	10,359,378
GNMA ±	3.00	01/20/2042	1,813,180	1,894,303
GNMA ±	3.50	09/20/2041	3,416,582	3,630,408
GNMA ±	3.50	01/20/2042	2,674,539	2,838,958
GNMA	6.00	09/15/2035	18,401,521	20,816,054
GNMA Series 2009-42 Class CT	6.00	08/16/2035	2,239,339	2,544,939

Total Agency Securities (Cost $719,565,081)				723,232,340

Asset-Backed Securities: 7.50%
AESOP Funding II LLC Series 2011-2A Class A 144A	2.37	11/20/2014	7,510,000	7,631,209
Ally Master Owner Trust Series 2011-4 Class A2	1.54	09/15/2016	5,613,000	5,655,025
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.05	02/15/2017	9,401,000	9,401,124
Capital Auto Receivables Asset Carat Series 2008-1 Class A4A	4.46	07/15/2014	849,323	855,914
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	3.00	08/15/2018	9,169,000	9,678,778
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4 ±	5.24	04/10/2037	8,210,000	8,875,930
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11/16/2015	4,462,784	4,606,463
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.58	11/23/2022	11,489,000	11,337,989
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.64	10/26/2026	13,952,000	13,771,931
SLM Student Loan Trust Series 2001-1 Class A3 ±	0.77	04/25/2023	5,428,000	5,357,065
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.53	03/15/2019	3,019,780	2,991,937
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.64	04/27/2020	3,102,352	3,070,206
SLM Student Loan Trust Series 2006-9 Class A4 ±	0.63	10/25/2022	15,046,000	14,723,045
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.81	10/25/2017	3,358,000	3,421,218
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.10	12/16/2024	4,819,978	4,773,317
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.65	12/15/2023	5,283,249	5,284,222

Total Asset-Backed Securities (Cost $111,153,777)				111,435,373

Non-Agency Mortgage Backed Securities: 7.42%
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,070,285	1,093,901
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	4,608,000	4,951,803
Bank of America Commercial Mortgage Incorporated Series 2005-6 Class A4 ±	5.19	09/10/2047	3,580,000	4,011,970
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T16 Class A6 ±	4.75	02/13/2046	9,051,000	9,770,373
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 144A	4.52	09/20/2051	2,294,225	2,350,364

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4 ±	4.98%	05/10/2043	$5,726,000	$6,290,469
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	02/15/2038	3,595,000	3,921,041
Developers Diversified Realty Corporation Series 2009-DDR1 Class A 144A	3.81	10/14/2022	20,416,991	21,423,119
ESA Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	17,904,758	18,095,516
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4 ±	5.30	08/10/2038	3,671,000	3,966,225
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75	07/10/2039	5,746,000	6,248,620
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	3,642,145	3,834,403
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	08/15/2029	4,578,000	4,923,007
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	1,032,135	1,070,259
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.44	11/15/2030	3,106,000	3,241,502
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	1,968,000	2,084,391
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3 ±	5.22	11/12/2037	2,477,190	2,500,295
Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99	08/13/2042	5,120,000	5,634,366
Morgan Stanley Capital I Series 2005-T17 Class A5	4.78	12/13/2041	4,537,000	4,892,120

Total Non-Agency Mortgage Backed Securities (Cost $109,242,720)				110,303,744

U.S. Treasury Securities: 35.21%
U.S. Treasury Note «	0.13	12/31/2013	126,466,000	126,075,726
U.S. Treasury Note	0.25	11/30/2013	75,999,000	75,951,501
U.S. Treasury Note	0.25	01/31/2014	14,391,000	14,378,077
U.S. Treasury Note	0.25	02/28/2014	1,430,000	1,428,547
U.S. Treasury Note	0.25	12/15/2014	2,520,000	2,509,172
U.S. Treasury Note	0.25	02/15/2015	114,906,000	114,340,433
U.S. Treasury Note ##	0.38	11/15/2014	32,601,000	32,578,082
U.S. Treasury Note «	0.50	10/15/2014	66,767,000	66,954,749
U.S. Treasury Note	1.75	01/31/2014	86,586,000	88,970,492

Total U.S. Treasury Securities (Cost $523,731,837)				523,186,779

Yankee Corporate Bonds and Notes: 1.18%

Financials: 1.18%

Commercial Banks: 1.18%
Nordea Eiendomskreditt AS ±144A	1.00	04/07/2015	18,010,000	17,478,291

Total Yankee Corporate Bonds and Notes (Cost $18,010,000)				17,478,291

Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			564,730	152,477
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(i)(v)			1,503,151	646,355

Total Other (Cost $325,327)				798,832

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 2.02%

Investment Companies: 2.02%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01%	17,007,807	$17,007,807
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.15	13,023,473	13,023,473

Total Short-Term Investments (Cost $30,031,280)			30,031,280

Total Investments in Securities
(Cost $1,512,060,022)*	102.05%	1,516,466,639
Other Assets and Liabilities, Net	(2.05)	(30,426,127)

Total Net Assets	100.00%	$1,486,040,512

±	Variable rate investment.

%%	Security issued on a when-issued (TBA) basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

##	All or a portion of this security has been segregated for when-issued securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,512,855,910 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,193,819
Gross unrealized depreciation	(3,583,090)

Net unrealized appreciation	$3,610,729

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,486,435,359
In affiliated securities, at value (see cost below)	30,031,280

Total investments, at value (see cost below)	1,516,466,639
Receivable for investments sold	50,636,649
Principal paydown receivable	1,635,040
Receivable for Fund shares sold	3,757,323
Receivable for interest	4,121,856
Receivable for securities lending income	1,194
Prepaid expenses and other assets	70,657

Total assets	1,576,689,358

Liabilities
Dividends payable	325,983
Payable for investments purchased	74,900,692
Payable for Fund shares redeemed	1,401,827
Payable upon receipt of securities loaned	13,348,800
Advisory fee payable	307,567
Distribution fees payable	45,697
Due to other related parties	172,491
Accrued expenses and other liabilities	145,789

Total liabilities	90,648,846

Total net assets	$1,486,040,512

NET ASSETS CONSIST OF
Paid-in capital	$1,482,830,477
Overdistributed net investment income	(4,400,366)
Accumulated net realized losses on investments	3,203,784
Net unrealized gains on investments	4,406,617

Total net assets	$1,486,040,512

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$186,235,728
Shares outstanding – Class A	17,998,055
Net asset value per share – Class A	$10.35
Maximum offering price per share – Class A2	$10.67
Net assets – Class B	$1,468,098
Shares outstanding – Class B	141,770
Net asset value per share – Class B	$10.36
Net assets – Class C	$75,979,589
Shares outstanding – Class C	7,330,768
Net asset value per share – Class C	$10.36
Net assets – Administrator Class	$268,558,338
Shares outstanding – Administrator Class	25,912,725
Net asset value per share – Administrator Class	$10.36
Net assets – Institutional Class	$953,798,759
Shares outstanding – Institutional Class	92,042,070
Net asset value per share – Institutional Class	$10.36

Investments in unaffiliated securities, at cost	$1,482,028,742

Investments in affiliated securities, at cost	$30,031,280

Total investments, at cost	$1,512,060,022

Securities on loan, at value	$13,057,273

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)

Investment income
Interest	$15,353,824
Securities lending income, net	12,271
Income from affiliated securities	5,720

Total investment income	15,371,815

Expenses
Advisory fee	2,814,324
Administration fees
Fund level	375,407
Class A	137,899
Class B	1,179
Class C	58,284
Administrator Class	122,625
Institutional Class	403,870
Shareholder servicing fees
Class A	215,468
Class B	1,842
Class C	91,069
Administrator Class	301,793
Distribution fees
Class B	5,527
Class C	273,206
Custody and accounting fees	45,010
Professional fees	14,501
Registration fees	44,682
Shareholder report expenses	69,125
Trustees’ fees and expenses	7,124
Other fees and expenses	23,412

Total expenses	5,006,347
Less: Fee waivers and/or expense reimbursements	(847,733)

Net expenses	4,158,614

Net investment income	11,213,201

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,170,104
Net change in unrealized gains (losses) on investments	(2,687,613)

Net realized and unrealized gains (losses) on investments	3,482,491

Net increase in net assets resulting from operations	$14,695,692

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Short Duration Government Bond Fund	15

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$11,213,201		$23,987,550
Net realized gains on investments		6,170,104		10,883,104
Net change in unrealized gains (losses) on investments		(2,687,613)		(3,083,100)

Net increase in net assets resulting from operations		14,695,692		31,787,554

Distributions to shareholders from
Net investment income
Class A		(1,622,787)		(4,061,268)
Class B		(8,228)		(23,296)
Class C		(408,076)		(1,182,810)
Administrator Class		(2,581,088)		(7,563,181)
Institutional Class		(11,528,816)		(21,281,597)
Net realized gains
Class A		0		(1,462,161)
Class B		0		(12,266)
Class C		0		(645,874)
Administrator Class		0		(2,149,194)
Institutional Class		0		(6,350,799)

Total distributions to shareholders		(16,148,995)		(44,732,446)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,539,021	46,928,955	6,878,676	71,400,284
Class B	17,994	186,200	72,561	753,857
Class C	1,539,255	15,942,679	2,257,721	23,477,444
Administrator Class	6,791,031	70,291,275	9,630,990	100,053,410
Institutional Class	39,217,328	406,369,419	55,684,486	579,243,062

		539,718,528		774,928,057

Reinvestment of distributions
Class A	121,592	1,257,529	418,538	4,333,583
Class B	698	7,222	3,211	33,264
Class C	30,855	319,576	141,938	1,471,055
Administrator Class	192,862	1,997,292	749,866	7,786,418
Institutional Class	1,045,466	10,824,289	2,512,689	26,029,511

		14,405,908		39,653,831

Payment for shares redeemed
Class A	(2,374,218)	(24,546,277)	(8,968,788)	(93,071,586)
Class B	(25,797)	(266,920)	(74,707)	(776,180)
Class C	(898,483)	(9,302,763)	(2,619,967)	(27,140,094)
Administrator Class	(4,918,882)	(50,917,795)	(28,074,212)	(292,944,511)
Institutional Class	(31,353,473)	(324,466,715)	(29,667,924)	(308,094,416)

		(409,500,470)		(722,026,787)

Net increase in net assets resulting from capital share transactions		144,623,966		92,555,101

Total increase in net assets		143,170,663		79,610,209

Net assets
Beginning of period		1,342,869,849		1,263,259,640

End of period		$1,486,040,512		$1,342,869,849

Undistributed (overdistributed) net investment income		$(4,400,366)		$535,428

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short Duration Government Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$10.36	$10.47	$10.41	$10.30	$10.01	$9.85	$9.81
Net investment income	0.06	0.16	0.05	0.19 [2]	0.37	0.40	0.39
Net realized and unrealized gains (losses) on investments	0.03	0.07	0.08	0.20	0.32	0.18	0.06

Total from investment operations	0.09	0.23	0.13	0.39	0.69	0.58	0.45
Distributions to shareholders from
Net investment income	(0.10)	(0.25)	(0.07)	(0.28)	(0.40)	(0.42)	(0.41)
Net realized gains	0.00	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.34)	(0.07)	(0.28)	(0.40)	(0.42)	(0.41)
Net asset value, end of period	$10.35	$10.36	$10.47	$10.41	$10.30	$10.01	$9.85
Total return[3]	0.84%	2.17%	1.23%	3.85%	7.05%	5.95%	4.69%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.86%	0.88%	0.94%	1.11%	1.10%
Net expenses	0.83%	0.83%	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.25%	1.60%	1.85%	1.86%	3.61%	4.02%	4.04%
Supplemental data
Portfolio turnover rate	214%	485%	135%	501%	277%	210%	493%
Net assets, end of period (000’s omitted)	$186,236	$162,719	$181,951	$162,737	$105,430	$66,495	$77,602

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class B		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$10.36	$10.48	$10.42	$10.31	$10.01	$9.86	$9.81
Net investment income	0.03	0.09	0.03	0.14 [2]	0.30	0.33	0.33
Net realized and unrealized gains (losses) on investments	0.03	0.05	0.08	0.18	0.32	0.16	0.06

Total from investment operations	0.06	0.14	0.11	0.32	0.62	0.49	0.39
Distributions to shareholders from
Net investment income	(0.06)	(0.17)	(0.05)	(0.21)	(0.32)	(0.34)	(0.34)
Net realized gains	0.00	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.26)	(0.05)	(0.21)	(0.32)	(0.34)	(0.34)
Net asset value, end of period	$10.36	$10.36	$10.48	$10.42	$10.31	$10.01	$9.86
Total return[3]	0.56%	1.32%	1.04%	3.08%	6.36%	5.06%	4.01%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.62%	1.62%	1.66%	1.69%	1.86%	1.85%
Net expenses	1.58%	1.58%	1.59%	1.60%	1.60%	1.60%	1.60%
Net investment income	0.49%	0.85%	1.07%	1.30%	2.90%	3.29%	3.29%
Supplemental data
Portfolio turnover rate	214%	485%	135%	501%	277%	210%	493%
Net assets, end of period (000’s omitted)	$1,468	$1,543	$1,548	$1,760	$4,779	$7,260	$12,230

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short Duration Government Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$10.37	$10.48	$10.43	$10.32	$10.02	$9.87	$9.82
Net investment income	0.03	0.08	0.03	0.11 [2]	0.34	0.31	0.30
Net realized and unrealized gains (losses) on investments	0.02	0.07	0.07	0.20	0.28	0.18	0.09

Total from investment operations	0.05	0.15	0.10	0.31	0.62	0.49	0.39
Distributions to shareholders from
Net investment income	(0.06)	(0.17)	(0.05)	(0.20)	(0.32)	(0.34)	(0.34)
Net realized gains	0.00	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.26)	(0.05)	(0.20)	(0.32)	(0.34)	(0.34)
Net asset value, end of period	$10.36	$10.37	$10.48	$10.43	$10.32	$10.02	$9.87
Total return[3]	0.46%	1.41%	0.94%	3.06%	6.34%	5.06%	4.01%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.62%	1.62%	1.65%	1.69%	1.86%	1.85%
Net expenses	1.58%	1.58%	1.59%	1.60%	1.60%	1.60%	1.60%
Net investment income	0.49%	0.85%	1.10%	1.01%	2.82%	3.28%	3.29%
Supplemental data
Portfolio turnover rate	214%	485%	135%	501%	277%	210%	493%
Net assets, end of period (000’s omitted)	$75,980	$69,077	$72,124	$65,664	$18,009	$7,087	$8,440

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Administrator Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$10.37	$10.48	$10.42	$10.32	$10.02	$9.86	$9.82
Net investment income	0.08	0.17	0.05	0.22 [2]	0.39	0.42	0.42
Net realized and unrealized gains (losses) on investments	0.02	0.08	0.08	0.19	0.33	0.18	0.06

Total from investment operations	0.10	0.25	0.13	0.41	0.72	0.60	0.48
Distributions to shareholders from
Net investment income	(0.11)	(0.27)	(0.07)	(0.31)	(0.42)	(0.44)	(0.44)
Net realized gains	0.00	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.36)	(0.07)	(0.31)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$10.36	$10.37	$10.48	$10.42	$10.32	$10.02	$9.86
Total return[3]	0.95%	2.41%	1.29%	4.01%	7.42%	6.21%	4.95%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.80%	0.84%	0.93%	0.92%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.46%	1.84%	2.06%	2.13%	3.89%	4.26%	4.28%
Supplemental data
Portfolio turnover rate	214%	485%	135%	501%	277%	210%	493%
Net assets, end of period (000’s omitted)	$268,558	$247,357	$435,363	$505,432	$356,409	$246,592	$310,530

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short Duration Government Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Institutional Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$10.37	$10.48	$10.43	$10.32	$10.02	$9.86	$9.82
Net investment income	0.08	0.21	0.06	0.31 [2]	0.41	0.44	0.44
Net realized and unrealized gains (losses) on investments	0.03	0.06	0.07	0.13	0.33	0.18	0.06

Total from investment operations	0.11	0.27	0.13	0.44	0.74	0.62	0.50
Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.08)	(0.33)	(0.44)	(0.46)	(0.46)
Net realized gains	0.00	(0.09)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.38)	(0.08)	(0.33)	(0.44)	(0.46)	(0.46)
Net asset value, end of period	$10.36	$10.37	$10.48	$10.43	$10.32	$10.02	$9.86
Total return[3]	1.04%	2.59%	1.24%	4.30%	7.61%	6.40%	5.13%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.54%	0.53%	0.55%	0.59%	0.67%	0.65%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.65%	1.97%	2.27%	2.98%	4.02%	4.42%	4.48%
Supplemental data
Portfolio turnover rate	214%	485%	135%	501%	277%	210%	493%
Net assets, end of period (000’s omitted)	$953,799	$862,174	$572,274	$489,762	$248,124	$87,784	$55,973

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

22	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to Financial Statements (Unaudited)

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had $1,918,624 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	$0	$723,232,340	$0	$723,232,340

Asset-backed securities	0	111,435,373	0	111,435,373

Non-agency mortgage backed securities	0	110,303,744	0	110,303,744

U.S. Treasury securities	523,186,779	0	0	523,186,779

Yankee corporate bonds and notes	0	17,478,291	0	17,478,291

Other	0	0	798,832	798,832

Short-term investments
Investment companies	17,007,807	13,023,473	0	30,031,280
	$540,194,586	$975,473,221	$798,832	$1,516,466,639

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of August 31, 2011	$1,091,085
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(166,862)
Purchases	0
Sales	(125,391)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of February 29, 2012	$798,832
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(228,314)

24	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A, 1.58% for Class B, 1.58% for Class C, 0.60% for Administrator Class and 0.42% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $8,751 from the sale of Class A shares and $26 and $5,973 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	25

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$3,352,101,752	$123,172,882	$3,187,334,405	$97,556,504

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $1,085 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Short Duration Government Bond Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Short Duration Government Bond Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Short Duration Government Bond Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208525 04-12 SA220/SAR220 2-12

Wells Fargo Advantage Short-Term Bond Fund

Semi-Annual Report

February 29, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Bond Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage Short-Term Bond Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Short-Term Bond Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA

D. James Newton II, CFA, CPA

Christopher Y. Kauffman, CFA

FUND INCEPTION

August 31, 1987

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
FHLMC, 3.63%, 10/18/2013	1.63%
U.S. Treasury Note, 1.00%, 7/15/2013	1.32%
Nordea Eiendomskreditt, 1.88%, 4/7/2014	1.02%
Chase Issuance Trust Series 2009-A2 Class A2, 1.80%, 4/15/2014	0.93%
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1, 2.00%, 3/17/2014	0.85%
JPMorgan Chase & Company, 0.82%, 12/26/2012	0.82%
Bank of America Corporation, 3.13%, 6/15/2012	0.78%
Ford Credit Auto Lease Trust Series 2011-B Class A2, 0.82%, 1/15/2014	0.77%
Morgan Stanley Capital I 2004-T13 Class A4, 4.66%, 9/13/2045	0.76%
FNMA, 3.25%, 4/1/2015	0.75%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage Short-Term Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SSTVX)	08/31/1999	(2.13)	(0.85)	3.24	3.11	0.89	2.22	3.87	3.42	0.90%	0.81%
Class C (WFSHX)	03/31/2008	(0.48)	0.45	3.06	2.71	0.52	1.45	3.06	2.71	1.65%	1.56%
Institutional Class (SSHIX)	08/31/1999					0.94	2.54	4.18	3.85	0.57%	0.49%
Investor Class (SSTBX)	08/31/1987					0.76	2.18	3.80	3.44	0.93%	0.84%
Barclays 1-3 Year U.S. Government/ Credit Bond Index[6]						0.40	1.75	3.85	3.59

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A, 1.55% for Class C, 0.48% for Institutional Class and 0.83% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Fund Expenses (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,008.94	$4.00	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Class C
Actual	$1,000.00	$1,005.19	$7.73	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77	1.55%
Institutional Class
Actual	$1,000.00	$1,009.38	$2.40	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,007.63	$4.14	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 8.60%
FHLMC	1.13%	07/27/2012	$3,000,000	$3,011,730
FHLMC ±	2.49	04/01/2032	80,515	84,221
FHLMC ±	2.62	07/01/2029	8,675	9,191
FHLMC ±	2.66	09/01/2031	8,026	8,132
FHLMC	3.63	10/18/2013	10,000,000	10,528,370
FHLMC ±	3.95	05/01/2026	217,356	228,300
FHLMC	7.00	11/17/2013	10,581	10,610
FHLMC	7.50	06/01/2012	646	650
FHLMC	7.50	10/01/2012	1,800	1,820
FHLMC	8.50	09/01/2017	220,712	245,569
FHLMC	9.00	08/01/2018	208,809	236,132
FHLMC	9.00	06/01/2019	254,457	287,707
FHLMC	9.00	10/01/2019	384,946	446,842
FHLMC	9.50	12/01/2022	349,229	402,718
FHLMC	10.50	01/01/2016	3,731	4,191
FHLMC	10.50	11/01/2017	1,440	1,682
FHLMC	10.50	08/01/2018	135,324	158,283
FHLMC	10.50	02/01/2019	1,888	2,233
FHLMC	10.50	04/01/2019	1,031	1,236
FHLMC	10.50	05/01/2019	772	928
FHLMC	10.50	06/01/2019	8,684	10,254
FHLMC	10.50	07/01/2019	1,495	1,806
FHLMC	7.44	03/15/2013	384	384
FHLMC Series 2301 Class MO	6.00	10/15/2013	3,734,693	3,825,317
FHLMC Series 2958 Class QD	4.50	04/15/2020	3,703,000	4,060,285
FHLMC Series T-42 Class A6	9.50	02/25/2042	677,940	807,377
FHLMC Series T-57 Class 2A1 ±	3.53	07/25/2043	33,886	34,592
FHLMC Series T-59 Class 2A1 ±	3.18	10/25/2043	1,315,406	1,337,772
FNMA ±	2.30	11/01/2031	109,704	115,412
FNMA	3.25	04/01/2015	4,562,940	4,870,181
FNMA	6.00	04/01/2021	2,986,395	3,254,657
FNMA	6.00	03/01/2033	1,331,015	1,488,687
FNMA	6.50	08/01/2031	819,642	939,149
FNMA	8.00	03/01/2013	5,402	5,438
FNMA	8.00	04/01/2017	301,198	333,660
FNMA	8.00	09/01/2019	209,490	233,924
FNMA	8.00	09/01/2023	21,002	23,607
FNMA	8.33	07/15/2020	67,025	78,149
FNMA	8.50	11/01/2012	1,111	1,118
FNMA	8.50	07/01/2018	124,572	139,366
FNMA	8.50	02/01/2023	183,976	205,534
FNMA	9.00	02/15/2020	2,482	2,930
FNMA	9.00	11/01/2024	201,974	241,867
FNMA	11.00	10/15/2020	194,673	222,935
FNMA	12.00	03/01/2017	27,829	30,675
FNMA Series 2002-T1 Class A4	9.50	11/25/2031	123,079	148,629
FNMA Series 2002-T12 Class A4	9.50	05/25/2042	1,056,539	1,351,645
FNMA Series 1989-29 Class Z	10.00	06/25/2019	212,209	243,124
FNMA Series 1989-63 Class Z	9.40	10/25/2019	123,431	138,430
FNMA Series 2004-90 Class XY	4.00	09/25/2034	2,824,961	3,038,402

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series G95-2 ±	10.00%	05/25/2020	$296,124	$71,868
FNMA Series 2003-W11 Class A1 ±	3.10	06/25/2033	43,128	43,118
FNMA Series 2003-W6 Class 6A ±	3.19	08/25/2042	1,791,781	1,941,382
FNMA Series 2003-W6 Class PT4 ±	9.40	10/25/2042	162,746	191,837
FNMA Series 2004-W6 Class 1A4	5.50	07/25/2034	3,108,075	3,215,340
GNMA	1.83	03/16/2039	4,500,000	4,535,766
GNMA	7.00	05/15/2013	3,108	3,087
GNMA	7.50	02/15/2013	872	881
GNMA	8.00	12/15/2023	74,402	88,753
GNMA	9.00	11/15/2017	121,546	137,620
GNMA	9.00	11/15/2024	55,709	65,151
GNMA	10.00	02/20/2018	12,771	14,923
GNMA	12.50	04/15/2019	409,359	416,328
GNMA Series 2005-90 Class A	3.76	09/16/2028	1,945,212	1,990,330
SBA (c)(a)(i)	3.68	10/06/2015	97,336	4,244

Total Agency Securities (Cost $54,201,148)				55,576,479

Asset-Backed Securities: 9.68%
Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	1,600,000	1,603,715
Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	6,000,000	6,011,761
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	5,500,000	5,503,906
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	908,541	908,636
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (c)(a)(i)(s)	7.23	10/16/2028	4,232,333	1,323
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	5,000,000	5,005,512
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	04/15/2014	3,200,000	3,199,608
GS Mortgage Securities Corporation II Series 2011-GC3 Class A1 144A	2.33	03/10/2044	3,733,961	3,808,088
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.29	02/25/2034	2,108,687	1,629,907
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	197,186	197,200
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	08/15/2014	3,500,000	3,500,440
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	1,600,000	1,600,456
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	2,383,745	2,385,045
John Deere Owner Trust Series 2012-A Class A2	0.82	06/16/2014	3,500,000	3,499,922
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	1,410,714	1,411,345
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	3,500,000	3,503,670
Morgan Stanley Capital I 2004-T13 Class A4	4.66	09/13/2045	4,670,000	4,921,391
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12/10/2033	1,554,336	1,570,262
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	1,117,843	1,118,600
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	189,254	189,269
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	4,614,155	4,624,559
Porsche Innovative Lease Owner Pilot Series 2011-1 Class A2 144A	0.92	02/20/2014	3,500,000	3,504,560
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.71	03/25/2032	36,724	35,634
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.37	10/25/2033	1,104,922	864,537
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.67	04/25/2033	1,361,285	1,079,503
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	268,190	268,200
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	586,124	586,310

Total Asset-Backed Securities (Cost $67,762,008)				62,533,359

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 45.90%

Consumer Discretionary: 9.21%

Auto Components: 0.48%
AutoZone Incorporated	5.88%	10/15/2012	$3,000,000	$3,091,641

Diversified Consumer Services: 0.31%
Life Technologies Corporation	3.38	03/01/2013	2,000,000	2,038,636

Hotels, Restaurants & Leisure: 1.08%
Darden Restaurants Incorporated	5.63	10/15/2012	2,000,000	2,055,554
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	2,500,000	2,862,500
Yum! Brands Incorporated	7.70	07/01/2012	2,000,000	2,040,362

				6,958,416

Leisure Equipment & Products: 0.46%
Hasbro Incorporated	6.13	05/15/2014	2,725,000	2,973,005

Media: 4.19%
CBS Corporation	8.20	05/15/2014	3,000,000	3,425,805
Comcast Corporation	10.63	07/15/2012	2,500,000	2,574,618
Historic TW Incorporated	9.13	01/15/2013	2,000,000	2,137,112
Interpublic Group of Companies Incorporated	6.25	11/15/2014	2,860,000	3,120,975
News America Incorporated	5.30	12/15/2014	3,120,000	3,463,768
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	3,000,000	3,247,500
TCM LLC 144A	3.55	01/15/2015	2,000,000	2,104,708
Time Warner Cable Incorporated	8.25	02/14/2014	3,000,000	3,410,856
Viacom Incorporated	4.38	09/15/2014	3,300,000	3,568,604

				27,053,946

Multiline Retail: 0.79%
JCPenney Company Incorporated	9.00	08/01/2012	3,000,000	3,093,750
Macy’s Incorporated	5.35	03/15/2012	2,000,000	2,001,900

				5,095,650

Specialty Retail: 1.90%
Best Buy Company Incorporated	6.75	07/15/2013	3,035,000	3,210,593
Harley Davidson Funding 144A	5.75	12/15/2014	1,500,000	1,627,826
Home Depot Incorporated	5.25	12/16/2013	3,000,000	3,249,408
Staples Incorporated	9.75	01/15/2014	3,665,000	4,203,018

				12,290,845

Consumer Staples: 2.36%

Beverages: 0.49%
Miller Brewing Corporation 144A	5.50	08/15/2013	3,000,000	3,179,652

Food & Staples Retailing: 0.51%
Safeway Incorporated	6.25	03/15/2014	3,000,000	3,311,016

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Food Products: 0.50%
Cadbury Schweppes Company 144A	5.13%	10/01/2013	$3,000,000	$3,185,199
Kraft Foods Incorporated	6.25	06/01/2012	22,000	22,291

				3,207,490

Household Products: 0.51%
Clorox Company	5.00	01/15/2015	3,000,000	3,278,085

Tobacco: 0.35%
Altria Group Incorporated	7.75	02/06/2014	2,000,000	2,251,856

Energy: 3.84%

Energy Equipment & Services: 1.46%
Indiana Michigan Power Company	6.38	11/01/2012	2,000,000	2,074,014
Kinder Morgan Energy Partners LP	5.13	11/15/2014	3,000,000	3,256,914
Nevada Power Company	6.50	04/15/2012	2,000,000	2,011,880
Weatherford International Limited	5.15	03/15/2013	2,000,000	2,069,056

				9,411,864

Oil, Gas & Consumable Fuels: 2.38%
El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	3,000,000	3,086,085
Petrohawk Energy Corporation	7.88	06/01/2015	3,000,000	3,168,750
Trans Canada Pipelines Corporation	0.88	03/02/2015	3,000,000	2,991,792
Valero Energy Corporation	4.75	04/01/2014	2,820,000	2,985,413
Williams Partners LP	3.80	02/15/2015	3,000,000	3,174,129

				15,406,169

Financials: 15.36%

Commercial Banks: 3.02%
Australia and New Zealand Banking Group Limited 144A	2.40	11/23/2016	3,000,000	3,021,588
Bank of New York Mellon Corporation ±	0.74	06/29/2012	1,600,000	1,602,890
Credit Suisse	2.20	01/14/2014	3,000,000	3,024,495
Hudson United Bank	7.00	05/15/2012	1,195,000	1,207,748
Inter-American Development Bank ±	0.94	05/20/2014	4,000,000	4,054,564
Key Bank NA	5.50	09/17/2012	2,000,000	2,051,448
M&I Marshall & IIsley Bank	5.25	09/04/2012	3,240,000	3,309,336
PNC Funding Corporation ±	0.78	04/01/2012	1,200,000	1,200,643

				19,472,712

Consumer Finance: 1.70%
American Honda Finance Corporation 144A	2.38	03/18/2013	2,600,000	2,646,371
Capital One Financial Corporation	6.25	11/15/2013	2,000,000	2,139,080
Ford Motor Credit Company LLC	3.88	01/15/2015	3,000,000	3,075,684
General Electric Capital Corporation	4.80	05/01/2013	3,000,000	3,135,195

				10,996,330

Diversified Financial Services: 4.75%
American Express Centurion	5.55	10/17/2012	2,000,000	2,058,216
Bank of America Corporation	3.13	06/15/2012	5,000,000	5,042,270

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
ERAC USA Finance Company 144A	2.25%	01/10/2014	$3,000,000	$3,003,690
Fifth Third Bancorp Cincinnati Ohio ±	0.61	05/17/2013	2,000,000	1,979,142
JPMorgan Chase & Company ±	0.82	12/26/2012	5,300,000	5,317,331
Morgan Stanley	4.75	04/01/2014	3,000,000	3,035,241
Raymond James Financial Incorporated	4.25	04/15/2016	2,000,000	2,074,610
Santander Holdings USA	4.63	04/19/2016	2,000,000	1,981,648
SLM Corporation	5.13	08/27/2012	3,000,000	3,031,713
Woodside Finance Limited 144A	4.50	11/10/2014	3,000,000	3,142,518

				30,666,379

Insurance: 2.54%
American International Group Incorporated	4.25	05/15/2013	3,000,000	3,061,986
Genworth Life Institutional Funding Trust 144A	5.88	05/03/2013	2,035,000	2,083,311
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,000,000	1,010,830
Metropolitan Life Global Funding I 144A	2.00	01/10/2014	1,000,000	1,010,878
Metropolitan Life Global Funding I 144A	5.13	04/10/2013	2,000,000	2,087,288
Montpelier Holdings Limited	6.13	08/15/2013	2,900,000	3,024,973
New York Life Global Funding 144A	5.25	10/16/2012	2,000,000	2,057,454
Pricoa Global Funding 144A	5.40	10/18/2012	2,000,000	2,057,942

				16,394,662

REITs: 3.35%
American Tower Corporation	4.63	04/01/2015	3,174,000	3,365,637
Dexus Property Group 144A	7.13	10/15/2014	3,000,000	3,230,004
Digital Realty Trust LP	4.50	07/15/2015	3,000,000	3,130,251
Federal Realty Investment Trust	5.95	08/15/2014	1,000,000	1,078,441
Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,000,000	2,071,220
Nationwide Health Properties Incorporated	8.25	07/01/2012	1,720,000	1,742,790
Ventas Realty LP	9.00	05/01/2012	3,000,000	3,027,192
WEA Finance LLC 144A	7.50	06/02/2014	3,630,000	4,022,991

				21,668,526

Health Care: 2.51%

Biotechnology: 0.48%
Amgen Incorporated	1.88	11/15/2014	3,000,000	3,069,513

Health Care Equipment & Supplies: 0.34%
Boston Scientific Corporation	6.25	11/15/2015	2,000,000	2,223,974

Health Care Providers & Services: 1.40%
AmerisourceBergen Corporation	5.88	09/15/2015	3,450,000	3,970,836
Anthem Incorporated	6.80	08/01/2012	2,925,000	2,998,760
UnitedHealth Group Incorporated	4.88	02/15/2013	2,000,000	2,079,406

				9,049,002

Pharmaceuticals: 0.29%
Aristotle Holding Incorporated 144A	2.10	02/12/2015	1,875,000	1,890,039

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials: 4.42%

Aerospace & Defense: 0.49%
BAE Systems Holdings Incorporated 144A	4.95%	06/01/2014	$3,000,000	$3,165,612

Building Products: 1.15%
Masco Corporation	5.88	07/15/2012	3,400,000	3,433,745
Tyco Electronics Group SA	1.60	02/03/2015	4,000,000	4,013,836

				7,447,581

Commercial Services & Supplies: 1.08%
Brambles USA Incorporation 144A	3.95	04/01/2015	2,000,000	2,072,124
Equifax Incorporated	4.45	12/01/2014	2,000,000	2,127,100
R.R. Donnelley & Sons Company	4.95	04/01/2014	2,685,000	2,752,125

				6,951,349

Electrical Equipment: 0.94%
Agilent Technologies Incorporated	4.45	09/14/2012	2,000,000	2,035,492
Roper Industries Incorporated	6.63	08/15/2013	3,800,000	4,060,159

				6,095,651

Machinery: 0.43%
SPX Corporation	7.63	12/15/2014	2,450,000	2,750,125

Road & Rail: 0.33%
CSX Corporation	6.30	03/15/2012	2,100,000	2,103,104

Information Technology: 1.35%

Computers & Peripherals: 0.52%
Hewlett Packard Company	2.63	12/09/2014	3,225,000	3,343,967

Office Electronics: 0.32%
Xerox Corporation	8.25	05/15/2014	1,855,000	2,083,352

Software: 0.51%
CA Incorporated	6.13	12/01/2014	3,000,000	3,315,330

Materials: 0.16%

Metals & Mining: 0.16%
Arcelormittal Company	3.75	02/25/2015	1,000,000	1,017,520

Telecommunication Services: 2.39%

Diversified Telecommunication Services: 1.92%
AT&T Incorporated	0.88	02/13/2015	3,555,000	3,547,492
Crown Castle Towers LLC 144A	3.21	08/15/2035	2,000,000	2,052,562
Qwest Corporation ±	3.80	06/15/2013	2,500,000	2,543,750
Verizon New England Incorporated	4.75	10/01/2013	3,000,000	3,155,664
Verizon Wireless Capital LLC	7.38	11/15/2013	1,000,000	1,109,863

				12,409,331

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services: 0.47%
Alltel Corporation	7.00%	07/01/2012	$945,000	$964,776
SBA Tower Trust 144A	4.25	04/15/2040	2,000,000	2,058,106

				3,022,882

Utilities: 4.30%

Electric Utilities: 4.15%
Allegheny Energy Supply Company LLC 144A	8.25	04/15/2012	2,000,000	2,014,248
Ameren Corporation	8.88	05/15/2014	3,738,000	4,200,667
Duke Energy Ohio Incorporated	5.70	09/15/2012	3,000,000	3,082,035
FPL Group Capital Incorporation	2.60	09/01/2015	3,000,000	3,073,836
Great Plains Energy Incorporated	2.75	08/15/2013	1,000,000	1,009,179
Interstate Power & Light Company	3.30	06/15/2015	3,750,000	3,913,808
Niagara Mohawk Power Corporation 144A	3.55	10/01/2014	3,667,000	3,894,398
PECO Energy Company	5.00	10/01/2014	2,000,000	2,192,574
Virginia Electric & Power Company	5.25	12/15/2015	3,000,000	3,418,839

				26,799,584

Multi-Utilities: 0.15%
CMS Energy Corporation	2.75	05/15/2014	1,000,000	998,899

Total Corporate Bonds and Notes (Cost $292,167,056)				296,483,695

Municipal Bonds and Notes: 5.34%

Alabama: 0.26%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	1,570,000	1,650,306

California: 1.06%
California PCFA Waste Services Incorporated Series A (Resource Recovery Revenue) ±	2.63	06/01/2018	3,000,000	3,067,890
Northern California Power Agency Series B (Utilities Revenue)	2.75	07/01/2012	1,750,000	1,762,775
University of California Build America Bonds (Education Revenue) ±	1.99	05/15/2050	2,000,000	2,026,340

				6,857,005

Florida: 0.49%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	08/01/2023	1,200,000	1,216,836
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.00	05/01/2013	1,870,000	1,972,083

				3,188,919

Georgia: 0.50%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	08/01/2015	3,000,000	3,243,210

Kentucky: 0.28%
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2012	1,830,000	1,830,366

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana: 0.47%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.77%	05/01/2043	$3,000,000	$3,012,660

New Jersey: 0.46%
Atlantic City NJ Tax Appeal (Tax Revenue)	2.13	12/15/2013	3,000,000	3,006,120

New York: 0.06%
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	375,000	375,345

Ohio: 0.46%
Columbus Franklin County OH Finance Authority Research & Development (IDR)	3.45	02/15/2015	2,885,000	2,954,442

Oregon: 0.49%
Oregon School Boards Association Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) (z)	1.10	06/30/2013	3,200,000	3,152,800

Texas: 0.02%
Reeves County TX Lease Rentals Law Enforcement (Lease Revenue, ACA Insured)	5.75	03/01/2012	125,000	125,011

West Virginia: 0.47%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Resource Recovery Revenue) ±	2.00	01/01/2041	3,000,000	3,011,970

Wisconsin: 0.32%
Menomonee Falls WI (Tax Revenue)	4.25	11/01/2014	2,000,000	2,070,700

Total Municipal Bonds and Notes (Cost $33,897,725)				34,478,854

Non-Agency Mortgage Backed Securities: 6.61%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.26	10/25/2033	4,193,292	3,351,191
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.68	10/20/2032	83,371	83,352
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	3,389,574	3,455,600
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.57	12/25/2034	163,549	138,902
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)—	0.00	07/15/2027	1,460,681	44
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.94	06/19/2031	482,405	463,173
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.32	09/25/2034	119,603	75,695
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	2,936,908	3,006,880
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.43	02/15/2039	1,942,964	2,056,788
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	254,846	255,693
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.04	09/25/2033	823,810	690,515
Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2	8.02	02/25/2027	61,118	61,151
GS Mortgage Securites Corporation II Series 2003-C1 Class A3	4.61	01/10/2040	2,969,000	3,036,690
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	09/19/2027	530,653	550,981
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	1,701,276	1,456,505
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.66	06/25/2034	1,325,171	1,193,828

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.59%	01/25/2036	$1,253,546	$980,429
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.64	04/25/2036	1,586,608	1,270,217
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	251,165	221,454
Jeffries & Company Series 2010-R7 Class 7A6 ±144A	3.25	10/26/2036	990,659	988,001
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99	01/12/2037	2,965,000	3,042,902
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10/25/2032	19,612	18,895
Morgan Stanley Capital I Series 1999-WF1 Class X ±(c)144A	1.13	11/15/2031	5,473,707	159,745
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	1,484,929	1,486,297
Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	2,536,385	2,598,795
Morgan Stanley Dean Witter Captial I Series 2003-TOP9 Class A2	4.74	11/13/2036	3,636,580	3,711,523
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.73	02/25/2035	1,683,495	1,458,498
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.31	03/15/2030	2,475,000	2,577,368
Residential Finance Limited Partnership Series 2003-C Class B3 ±144A	1.65	09/10/2035	2,945,183	2,286,375
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A (z)	0.20	10/23/2017	5,950	5,883
Structured Asset Securities Corporation Series 1998-RF2 Class A ±(i)144A	7.80	07/15/2027	1,599,776	1,614,731
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (z)	1.93	06/25/2023	9,524	7,644
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.20	12/25/2034	47,080	40,290
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.71	08/25/2032	150,254	146,991
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.71	08/25/2032	152,726	145,727
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12/28/2037	49,990	45,108

Total Non-Agency Mortgage Backed Securities (Cost $45,686,893)				42,683,861

	Diviend Yield		Shares
Preferred Stocks: 0.25%

Financials: 0.25%

Commercial Banks: 0.25%
Huntington Bancshares ±	0.76%		80,000	1,622,504

Total Preferred Stocks (Cost $1,958,484)				1,622,504

	Interest Rate		Principal
U.S. Treasury Securities: 2.06%
U.S. Treasury Note	0.50	08/15/2014	$1,910,000	1,915,969
U.S. Treasury Note	1.00	07/15/2013	8,450,000	8,536,477
U.S. Treasury Note	1.50	07/31/2016	2,105,000	2,173,413
U.S. Treasury Note	1.88	02/28/2014	665,000	685,574
U.S. Treasury Note	4.88	06/30/2012	25,000	25,395

Total U.S. Treasury Securities (Cost $13,246,148)				13,336,828

Yankee Corporate Bonds and Notes: 17.92%

Consumer Discretionary: 0.95%

Media: 0.62%
Pearson Finance Two plc 144A	5.50	05/06/2013	2,500,000	2,622,890
Vivendi SA 144A	5.75	04/04/2013	1,335,000	1,388,212

				4,011,102

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Multiline Retail: 0.33%
Wesfarmers Limited 144A	7.00%	04/10/2013	$2,000,000	$2,115,762

Consumer Staples: 0.33%

Food & Staples Retailing: 0.33%
Delhaize Group	5.88	02/01/2014	2,000,000	2,151,918

Energy: 0.98%

Oil, Gas & Consumable Fuels: 0.98%
Husky Energy Incorporated	5.90	06/15/2014	3,000,000	3,275,244
Petrobras International Finance Company	2.88	02/06/2015	3,000,000	3,070,791

				6,346,035

Financials: 12.39%

Capital Markets: 1.10%
Amvescap plc	5.38	12/15/2014	1,600,000	1,738,315
BP Capital Markets plc	5.25	11/07/2013	3,000,000	3,222,795
Macquarie Group Limited 144A	7.30	08/01/2014	2,005,000	2,112,771

				7,073,881

Commercial Banks: 9.75%
ABN Amro Bank NV 144A	3.00	01/31/2014	2,630,000	2,627,491
Australia & New Zealand Banking Group Limited ±144A	0.84	06/18/2012	4,000,000	4,000,860
Banco Santander Chile 144A	2.88	11/13/2012	2,000,000	1,997,568
Bank of Montreal 144A«	1.30	10/31/2014	2,500,000	2,526,330
Bank of Nova Scotia 144A	1.65	10/29/2015	3,430,000	3,493,832
Bank of Nova Scotia 144A	2.15	08/03/2016	3,000,000	3,095,646
Canadian Imperial Bank 144A«	0.90	09/19/2014	4,100,000	4,105,031
Canadian Imperial Bank 144A	2.75	01/27/2016	3,000,000	3,137,604
Commonwealth Bank of Australia ±	1.01	07/23/2014	4,000,000	3,951,624
Corp Andina De Fomento	3.75	01/15/2016	3,385,000	3,480,305
HSBC Bank plc 144A«	1.63	07/07/2014	4,000,000	4,012,768
Lloyds TSB Bank plc 144A	4.38	01/12/2015	2,910,000	2,972,254
Nordea Eiendomskreditt 144A	1.88	04/07/2014	6,500,000	6,563,018
Royal Bank of Scotland plc	3.95	09/21/2015	3,115,000	3,137,721
Standard Chartered plc 144A	3.85	04/27/2015	2,760,000	2,861,930
Swedbank Hypotek 144A	2.13	08/31/2016	3,000,000	3,000,381
Toronto Dominion Bank 144A«	0.88	09/12/2014	4,000,000	4,002,388
Westpac Banking Corporation ±144A	0.73	12/14/2012	4,000,000	4,005,024

				62,971,775

Diversified Financial Services: 1.54%
Abbey National Treasury Services plc	4.00	04/27/2016	3,000,000	2,949,057
BAT International Finance plc 144A	8.13	11/15/2013	2,000,000	2,218,614
UBS AG Stamford CT	2.25	08/12/2013	2,000,000	2,006,156
Volkswagen International Finance NV 144A	1.88	04/01/2014	2,770,000	2,800,121

				9,973,948

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Materials: 1.81%

Metals & Mining: 1.64%
Arcelormittal Company	5.38%	06/01/2013	$3,500,000	$3,630,974
Rio Tinto Finance USA Limited	8.95	05/01/2014	3,000,000	3,502,266
Teck Resources Limited	10.25	05/15/2016	3,000,000	3,452,538

				10,585,778

Paper & Forest Products: 0.17%
PE Paper Escrow GmbH 144A	12.00	08/01/2014	1,000,000	1,090,000

Telecommunication Services: 1.46%

Diversified Telecommunication Services: 1.15%
Deutsche Telekom International Finance BV	5.25	07/22/2013	3,000,000	3,157,287
Telecom Italia Capital	5.25	11/15/2013	1,500,000	1,522,500
Telefonos de Mexico SA	5.50	01/27/2015	2,510,000	2,744,828

				7,424,615

Wireless Telecommunication Services: 0.31%
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	2,000,000	1,998,140

Total Yankee Corporate Bonds and Notes (Cost $113,941,314)				115,742,954

Other: 0.08%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			358,151	96,701
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)(i)144A(v)			953,297	409,918

Total Other (Cost $206,321)				506,619

	Yield
Short-Term Investments: 5.32%

U.S. Treasury Securities: 0.05%
U.S. Treasury Bill #	0.08	03/29/2012	300,000	299,981

			Shares
Investment Companies: 5.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%		21,118,512	21,118,512
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.15		12,951,391	12,951,391

				34,069,903

Total Short-Term Investments (Cost $34,369,900)				34,369,884

Total Investments in Securities
(Cost $657,436,997)	101.76%	657,335,037
Other Assets and Liabilities, Net	(1.76)	(11,384,249)

Total Net Assets*	100.00%	$645,950,788

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	19

±	Variable rate investment.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(s)	Security which has defaulted on payment of interest and/or principal.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

—	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $657,604,638 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,109,919
Gross unrealized depreciation	(10,379,520)

Net unrealized depreciation	$(269,601)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Bond Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$623,265,134
In affiliated securities, at value (see cost below)	34,069,903

Total investments, at value (see cost below)	657,335,037
Receivable for investments sold	6,492,847
Principal paydown receivable	34,930
Receivable for Fund shares sold	633,533
Receivable for interest	5,588,160
Receivable for securities lending income	3,253
Prepaid expenses and other assets	54,571

Total assets	670,142,331

Liabilities
Dividends payable	221,786
Payable for investments purchased	9,688,495
Payable for Fund shares redeemed	773,588
Payable upon receipt of securities loaned	13,157,713
Payable for daily variation margin on open futures contracts	19,469
Advisory fee payable	160,554
Distribution fees payable	11,525
Due to other related parties	75,732
Accrued expenses and other liabilities	82,681

Total liabilities	24,191,543

Total net assets	$645,950,788

NET ASSETS CONSIST OF
Paid-in capital	$646,013,354
Overdistributed net investment income	(13,637)
Accumulated net realized gains on investments	59,698
Net unrealized losses on investments	(108,627)

Total net assets	$645,950,788

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$53,111,112
Shares outstanding – Class A	6,063,900
Net asset value per share – Class A	$8.76
Maximum offering price per share – Class A2	$9.03
Net assets – Class C	$19,343,928
Shares outstanding – Class C	2,210,778
Net asset value per share – Class C	$8.75
Net assets – Institutional Class	$321,092,274
Shares outstanding – Institutional Class	36,638,752
Net asset value per share – Institutional Class	$8.76
Net assets – Investor Class	$252,403,474
Shares outstanding – Investor Class	28,830,706
Net asset value per share – Investor Class	$8.75

Investments in unaffiliated securities, at cost	$623,367,094

Investments in affiliated securities, at cost	$34,069,903

Total investments, at cost	$657,436,997

Securities on loan, at value	$12,874,998

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	21

Investment income
Interest	$8,069,049
Income from affiliated securities	101,694
Securities lending income, net	13,486
Dividends	3,094

Total investment income	8,187,323

Expenses
Advisory fee	1,283,172
Administration fees
Fund level	162,802
Class A	44,441
Class C	15,794
Institutional Class	130,942
Investor Class	236,130
Shareholder servicing fees
Class A	69,440
Class C	24,678
Investor Class	310,195
Distribution fees
Class C	74,033
Custody and accounting fees	24,344
Professional fees	17,168
Registration fees	36,259
Shareholder report expenses	10,341
Trustees’ fees and expenses	7,124
Other fees and expenses	11,586

Total expenses	2,458,449
Less: Fee waivers and/or expense reimbursements	(266,071)

Net expenses	2,192,378

Net investment income	5,994,945

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	312,331
Futures transactions	(55,019)

Net realized gains on investments	257,312

Net change in unrealized gains (losses) on:
Unaffiliated securities	(62,375)
Futures transactions	(3,896)

Net change in unrealized gains (losses) on investments	(66,271)

Net realized and unrealized gains (losses) on investments	191,041

Net increase in net assets resulting from operations	$6,185,986

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Bond Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$5,994,945		$12,334,886
Net realized gains on investments		257,312		3,596,470
Net change in unrealized gains (losses) on investments		(66,271)		(1,292,627)

Net increase in net assets resulting from operations		6,185,986		14,638,729

Distributions to shareholders from
Net investment income
Class A		(497,994)		(1,012,375)
Class C		(102,912)		(201,120)
Institutional Class		(3,451,348)		(6,914,679)
Investor Class		(2,187,586)		(4,921,466)

Total distributions to shareholders		(6,239,840)		(13,049,640)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,406,061	12,259,109	4,351,540	38,071,832
Class C	394,953	3,438,657	1,173,221	10,272,685
Institutional Class	5,016,467	43,792,227	19,661,224	172,410,238
Investor Class	2,844,409	24,762,463	3,537,399	30,970,052

		84,252,456		251,724,807

Reinvestment of distributions
Class A	49,229	429,156	104,391	914,277
Class C	9,886	86,083	19,034	166,604
Institutional Class	226,708	1,978,048	432,972	3,795,511
Investor Class	222,733	1,941,029	488,922	4,280,138

		4,434,316		9,156,530

Payment for shares redeemed
Class A	(1,847,291)	(16,121,413)	(3,394,555)	(29,710,138)
Class C	(423,378)	(3,686,153)	(601,286)	(5,262,203)
Institutional Class	(5,924,418)	(51,773,097)	(16,189,801)	(141,875,382)
Investor Class	(2,617,843)	(22,804,244)	(6,193,074)	(54,165,350)

		(94,384,907)		(231,013,073)

Net increase (decrease) in net assets resulting from capital share transactions		(5,698,135)		29,868,264

Total increase (decrease) in net assets		(5,751,989)		31,457,353

Net assets
Beginning of period		651,702,777		620,245,424

End of period		$645,950,788		$651,702,777

Undistributed (overdistributed) net investment income		$(13,637)		$231,258

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.76	$8.73	$8.66	$8.23	$8.38	$8.49	$8.47
Net investment income	0.07	0.16	0.05	0.23	0.32	0.40	0.40
Net realized and unrealized gains (losses) on investments	0.01	0.04	0.07	0.46	(0.15)	(0.11)	0.03

Total from investment operations	0.08	0.20	0.12	0.69	0.17	0.29	0.43
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.05)	(0.26)	(0.32)	(0.40)	(0.41)
Net asset value, end of period	$8.76	$8.76	$8.73	$8.66	$8.23	$8.38	$8.49
Total return[3]	0.89%	2.33%	1.37%	8.43%	2.14%	3.50%	5.18%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.89%	0.93%	0.95%	1.09%	1.10%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%	0.85%
Net investment income	1.72%	1.84%	2.05%	2.64%	3.86%	4.69%	4.77%
Supplemental data
Portfolio turnover rate	17%	51%	11%	45%	50%	47%	38%
Net assets, end of period (000’s omitted)	$53,111	$56,555	$47,121	$41,369	$16,456	$11,904	$6,938

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 19, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009	2008[2]
Net asset value, beginning of period	$8.75	$8.73	$8.65	$8.22	$8.37	$8.45
Net investment income	0.04	0.10	0.03	0.16	0.26	0.05
Net realized and unrealized gains (losses) on investments	0.01	0.03	0.08	0.46	(0.15)	(0.08)

Total from investment operations	0.05	0.13	0.11	0.62	0.11	(0.03)
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.03)	(0.19)	(0.26)	(0.05)
Net asset value, end of period	$8.75	$8.75	$8.73	$8.65	$8.22	$8.37
Total return[3]	0.52%	1.45%	1.29%	7.61%	1.35%	(0.37)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.65%	1.68%	1.67%	1.85%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.53%	1.58%
Net investment income	0.97%	1.10%	1.28%	1.70%	2.72%	3.56%
Supplemental data
Portfolio turnover rate	17%	51%	11%	45%	50%	47%
Net assets, end of period (000’s omitted)	$19,344	$19,510	$14,299	$11,050	$1,199	$10

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to May 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term Bond Fund	25

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year May 31,
Institutional Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.77	$8.74	$8.66	$8.24	$8.39	$8.49	$8.48
Net investment income	0.09	0.19	0.06	0.25	0.35	0.43	0.44
Net realized and unrealized gains (losses) on investments	(0.01)	0.04	0.08	0.45	(0.15)	(0.10)	0.01

Total from investment operations	0.08	0.23	0.14	0.70	0.20	0.33	0.45
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.06)	(0.28)	(0.35)	(0.43)	(0.44)
Net asset value, end of period	$8.76	$8.77	$8.74	$8.66	$8.24	$8.39	$8.49
Total return[2]	0.94%	2.66%	1.57%	8.65%	2.47%	3.97%	5.45%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.56%	0.58%	0.59%	0.64%	0.65%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.03%	2.17%	2.38%	2.84%	4.22%	5.08%	5.14%
Supplemental data
Portfolio turnover rate	17%	51%	11%	45%	50%	47%	38%
Net assets, end of period (000’s omitted)	$321,092	$327,124	$292,080	$285,559	$77,900	$87,101	$80,153

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.76	$8.73	$8.66	$8.23	$8.38	$8.48	$8.47
Net investment income	0.07	0.16	0.05	0.23	0.32	0.40	0.40
Net realized and unrealized gains (losses) on investments	0.00	0.04	0.07	0.45	(0.15)	(0.10)	0.02

Total from investment operations	0.07	0.20	0.12	0.68	0.17	0.30	0.42
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.05)	(0.25)	(0.32)	(0.40)	(0.41)
Net asset value, end of period	$8.75	$8.76	$8.73	$8.66	$8.23	$8.38	$8.48
Total return[2]	0.76%	2.30%	1.36%	8.38%	2.09%	3.57%	5.01%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.94%	0.99%	0.99%	1.23%	1.27%
Net expenses	0.83%	0.83%	0.84%	0.85%	0.85%	0.87%	0.90%
Net investment income	1.69%	1.82%	2.02%	2.73%	3.87%	4.70%	4.71%
Supplemental data
Portfolio turnover rate	17%	51%	11%	45%	50%	47%	38%
Net assets, end of period (000’s omitted)	$252,403	$248,514	$266,746	$267,625	$250,572	$268,790	$299,346

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by

28	Wells Fargo Advantage Short-Term Bond Fund	Notes to Financial Statements (Unaudited)

Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	29

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $72,329 expiring in 2014.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo Advantage Short-Term Bond Fund	Notes to Financial Statements (Unaudited)

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	$0	$55,572,235	$4,244	$55,576,479

Asset-backed securities	0	62,532,036	1,323	62,533,359

Corporate bonds and notes	0	296,483,695	0	296,483,695

Equity securities
Preferred stocks	0	1,622,504	0	1,622,504

Municipal bonds and notes	0	34,478,854	0	34,478,854

Non-agency mortgage back securities	0	42,683,861	0	42,683,861

U.S Treasury securities	13,336,828	0	0	13,336,828

Yankee corporate bonds and notes	0	115,742,954	0	115,742,954

Other	0	0	506,619	506,619

Short-term investments
Investment companies	21,118,512	12,951,391	0	34,069,903
U.S. Treasury securities	299,981	0	0	299,981
	$34,755,321	$622,067,530	$512,186	$657,335,037

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(6,667)	$0	$0	$(6,667)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Asset- backed securities	Corporate bonds and notes	Non-agency mortgage back securities	Other	Total
Balance as of August 31, 2011	$112,644	$13,509	$1,636,231	$1,922,151	$691,965	$4,376,500
Accrued discounts (premiums)	27	0	(9,902)	(6)	0	(9,881)
Realized gains (losses)	(76,491)	(302,764)	(261)	(2,931)	0	(382,447)
Change in unrealized gains (losses)	75,027	142,326	(29,746)	9,919	(105,823)	91,703
Purchases	0	148,252	0	0	0	148,252
Sales	(106,579)	0	(1,596,322)	(941,132)	(79,523)	(2,723,556)
Transfer into Level 3	0	0	0	0	0	0
Transfer out of Level 3	(384)	0	0	(988,001)	0	(988,385)
Balance as of February 29, 2012	$4,244	$1,323	$0	$0	$506,619	$512,186
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(983)	$(148,206)	$0	$0	$(144,797)	$(293,986)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	31

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A, 1.55% for Class C, 0.48% for Institutional Class and 0.83% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $1,935 from the sale of Class A shares and $20 and $495 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

32	Wells Fargo Advantage Short-Term Bond Fund	Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$23,644,221	$110,510,456	$12,511,523	$89,256,946

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into futures contracts for speculate on interest rates.

At February 29, 2012, the Fund had long/short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	371 Long	2-Year U.S. Treasury Notes	$81,706,954	$(6,502)
June 2012	17 Short	5-Year U.S. Treasury Notes	2,093,922	(165)

The Fund had an average notional amount of $74,406,170 in long futures contracts and $4,619,930 in short futures contracts during the six months ended February 29, 2012.

On February 29, 2012, the cumulative unrealized losses on futures contracts in the amount of $6,667 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee was equal 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $489 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	33

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

34	Wells Fargo Advantage Short-Term Bond Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Short-Term Bond Fund	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

36	Wells Fargo Advantage Short-Term Bond Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Short-Term Bond Fund	37

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208526 04-12 SA221/SAR221 2-12

Wells Fargo Advantage

Short-Term High Yield Bond Fund

Semi-Annual Report

February 29, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term High Yield Bond Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage Short-Term High Yield Bond Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

FUND INCEPTION

June 30, 1997

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
EchoStar DBS Corporation, 6.62%, 10/01/2014	1.20%
Virgin Media Finance plc, 9.50%, 08/15/2016	1.19%
SBA Telecommunications Incorporated, 8.00%, 08/15/2016	1.19%
SPX Corporation, 7.62%, 12/15/2014	1.18%
Crown Castle International Corporation, 9.00%, 01/15/2015	1.15%
CCH II Capital Corporation, 13.50%, 11/30/2016	1.13%
Ford Motor Credit Company LLC, 8.70%, 10/01/2014	1.12%
R.R. Donnelley & Sons Company, 4.95%, 04/01/2014	1.07%
CIT Group Incorporated, 5.25%, 04/01/2014	1.07%
Embarq Corporation, 7.08%, 06/01/2016	1.03%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SSTHX)	02/29/2000	2.04	1.03	4.00	4.28	5.19	4.16	4.63	4.60	1.02%	0.82%
Class C (WFHYX)	03/31/2008	3.80	2.38	3.85	3.89	4.80	3.38	3.85	3.89	1.77%	1.57%
Administrator Class (WDHYX)	07/30/2010					5.41	4.33	4.68	4.62	0.96%	0.66%
Investor Class (STHBX)	06/30/1997					5.31	4.13	4.60	4.63	1.05%	0.85%
Short-Term High Yield Bond Index III[6]						5.72	5.63	7.41	7.52
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[7]						5.73	5.74	7.32	6.82

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to Class A. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class and 0.84% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an index.

7.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,051.91	$4.13	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.07	0.81%
Class C
Actual	$1,000.00	$1,048.01	$7.94	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.82	1.56%
Administrator Class
Actual	$1,000.00	$1,054.06	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Investor Class
Actual	$1,000.00	$1,053.07	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 67.69%

Consumer Discretionary: 20.80%

Auto Components: 2.24%
American Axle & Manufacturing Holdings Incorporated	5.25%	02/11/2014	$7,000,000	$7,140,000
American Axle & Manufacturing Holdings Incorporated 144A	9.25	01/15/2017	2,500,000	2,800,000
Tenneco Incorporated	8.13	11/15/2015	5,000,000	5,206,300
TRW Automotive Incorporated 144A	8.88	12/01/2017	3,325,000	3,699,063
UR Financing Escrow Corporation 144A	5.75	07/15/2018	500,000	513,750

				19,359,113

Diversified Consumer Services: 0.90%
Service Corporation International	6.75	04/01/2015	3,300,000	3,642,374
Service Corporation International	7.38	10/01/2014	3,740,000	4,132,700

				7,775,074

Hotels, Restaurants & Leisure: 2.12%
Firekeepers Development Authority 144A	13.88	05/01/2015	7,000,000	7,848,750
MGM Resorts International	10.38	05/15/2014	4,000,000	4,550,000
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,000,000	3,435,000
Tunica-Biloxi Gaming Authority 144A	9.00	11/15/2015	2,580,000	2,496,150

				18,329,900

Household Durables: 2.43%
DR Horton Incorporated	6.13	01/15/2014	3,000,000	3,168,750
Jarden Corporation	8.00	05/01/2016	6,500,000	7,109,375
Mohawk Industries Incorporated	6.88	01/15/2016	5,000,000	5,531,250
Mohawk Industries Incorporated Series D	7.20	04/15/2012	2,107,000	2,109,634
Pulte Homes Incorporated	5.25	01/15/2014	3,000,000	3,090,000

				21,009,009

Leisure Equipment & Products: 0.64%
Easton Bell Sports Incorporated	9.75	12/01/2016	5,000,000	5,550,000

Media: 8.24%
Belo Corporation	6.75	05/30/2013	2,000,000	2,090,000
Belo Corporation	8.00	11/15/2016	1,580,000	1,759,725
CCH II Capital Corporation	13.50	11/30/2016	8,500,000	9,775,000
Clear Channel Communications Incorporated	9.25	12/15/2017	5,000,000	5,500,000
CSC Holdings LLC	8.50	04/15/2014	7,000,000	7,770,000
EchoStar DBS Corporation	6.63	10/01/2014	9,505,000	10,360,450
Gannett Companies Incorporated	6.38	04/01/2012	2,000,000	2,005,000
Gannett Companies Incorporated	8.75	11/15/2014	5,000,000	5,625,000
Insight Communications 144A	9.38	07/15/2018	6,355,000	7,292,363
Lamar Media Corporation Series C	9.75	04/01/2014	7,500,000	8,531,250
Sirius XM Radio Incorporated 144A	8.75	04/01/2015	5,500,000	6,242,500
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	4,000,000	4,330,000

				71,281,288

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Multiline Retail: 0.32%
Macy’s Incorporated	5.75%	07/15/2014	$2,500,000	$2,750,368

Specialty Retail: 2.21%
Avis Budget Car Rental LLC ±«	3.00	05/15/2014	7,150,000	6,935,500
Limited Brands Incorporated	5.25	11/01/2014	7,000,000	7,446,250
Simmons Bedding Company 144A	11.25	07/15/2015	4,540,000	4,693,180

				19,074,930

Textiles, Apparel & Luxury Goods: 1.70%
Hanesbrands Incorporated	8.00	12/15/2016	6,000,000	6,675,000
Jones Group Incorporated	5.13	11/15/2014	8,000,000	7,990,000

				14,665,000

Consumer Staples: 3.87%

Beverages: 0.84%
Constellation Brands Incorporated	8.38	12/15/2014	6,385,000	7,246,975

Food & Staples Retailing: 0.70%
Albertsons Incorporated	7.25	05/01/2013	5,750,000	6,030,313

Food Products: 1.54%
Dole Food Company Incorporated	13.88	03/15/2014	5,500,000	6,297,500
Smithfield Foods Incorporated	10.00	07/15/2014	6,000,000	7,035,000

				13,332,500

Household Products: 0.79%
Spectrum Brands	9.50	06/15/2018	6,000,000	6,840,000

Energy: 9.71%

Oil, Gas & Consumable Fuels: 9.71%
Arch Coal Incorporated	8.75	08/01/2016	6,000,000	6,600,000
Arch Western Finance LLC	6.75	07/01/2013	1,658,000	1,666,290
Berry Petroleum Companies Class A	10.25	06/01/2014	2,000,000	2,300,000
Bill Barrett Corporation	9.88	07/15/2016	6,000,000	6,630,000
Chesapeake Energy Corporation	9.50	02/15/2015	7,700,000	8,855,000
CITGO Petroleum Corporation 144A	11.50	07/01/2017	4,000,000	4,480,000
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	5,000,000	5,350,000
Encore Acquisition Company	9.50	05/01/2016	2,500,000	2,793,750
Forest Oil Corporation	8.50	02/15/2014	6,000,000	6,510,000
Holly Energy Partners LP	6.25	03/01/2015	7,675,000	7,675,000
Kinder Morgan Incorporated	5.15	03/01/2015	7,000,000	7,323,745
Newfield Exploration Company	6.63	09/01/2014	4,000,000	4,060,000
Petrohawk Energy Corporation	10.50	08/01/2014	5,500,000	6,111,875
Plains Exploration & Production Company	10.00	03/01/2016	1,500,000	1,672,500
Quicksilver Resources Incorporated «	8.25	08/01/2015	3,000,000	3,052,500
Tesoro Corporation	6.25	11/01/2012	2,000,000	2,050,000
Tesoro Corporation	6.63	11/01/2015	3,545,000	3,615,900
Whiting Petroleum Corporation	7.00	02/01/2014	3,000,000	3,210,000

				83,956,560

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials: 6.86%

Commercial Banks: 1.76%
AmSouth Bancorporation	4.85%	04/01/2013	$5,014,000	$5,032,803
CIT Group Incorporated 144A	4.75	02/15/2015	1,000,000	1,015,000
CIT Group Incorporated 144A	5.25	04/01/2014	9,000,000	9,202,500

				15,250,303

Consumer Finance: 3.94%
Ally Financial Incorporated	5.50	02/15/2017	1,500,000	1,519,433
Ford Motor Credit Company LLC	3.88	01/15/2015	2,000,000	2,050,456
Ford Motor Credit Company LLC	8.70	10/01/2014	8,500,000	9,667,586
GMAC LLC	6.75	12/01/2014	1,000,000	1,056,250
GMAC LLC	7.50	12/31/2013	3,000,000	3,195,000
JBS USA Finance Incorporated	11.63	05/01/2014	2,000,000	2,317,500
Nielsen Finance LLC	11.63	02/01/2014	6,975,000	8,108,438
SLM Corporation	5.00	10/01/2013	6,000,000	6,144,000

				34,058,663

Diversified Financial Services: 0.86%
Ally Financial Incorporated	4.50	02/11/2014	3,000,000	3,030,000
Dolphin Subsidiary II Incorporated 144A	6.50	10/15/2016	4,000,000	4,360,000

				7,390,000

REIT: 0.30%
Host Marriott LP Series Q	6.75	06/01/2016	2,515,000	2,599,881

Health Care: 2.43%

Health Care Equipment & Supplies: 0.93%
Fresenius US Finance II Incorporated 144A	9.00	07/15/2015	7,000,000	8,085,000

Health Care Providers & Services: 1.50%
Community Health Systems Incorporated Series WI «	8.88	07/15/2015	4,500,000	4,713,750
HCA Incorporated	6.25	02/15/2013	2,000,000	2,060,000
Health Management plc	6.13	04/15/2016	5,930,000	6,189,438

				12,963,188

Industrials: 12.56%

Aerospace & Defense: 1.39%
Alliant Techsystems Incorporated	6.75	04/01/2016	5,000,000	5,125,000
Geoeye Incorporated	9.63	10/01/2015	6,250,000	6,906,250

				12,031,250

Commercial Services & Supplies: 6.29%
Acco Brands Corporation	10.63	03/15/2015	5,000,000	5,518,800
ARAMARK Corporation ±	4.05	02/01/2015	2,500,000	2,490,625
ARAMARK Corporation	8.50	02/01/2015	3,000,000	3,078,780
Case Corporation	7.25	01/15/2016	5,500,000	6,063,750
Casella Waste Systems Incorporated	11.00	07/15/2014	5,000,000	5,418,750
Corrections Corporation of America	6.25	03/15/2013	504,000	504,630

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Services & Supplies (continued)
Deluxe Corporation	5.13%	10/01/2014	$5,000,000	$5,062,500
International Lease Finance Corporation	5.65	06/01/2014	3,000,000	3,067,500
International Lease Finance Corporation 144A	6.50	09/01/2014	5,000,000	5,325,000
Libbey Glass Incorporated	10.00	02/15/2015	8,000,000	8,590,000
R.R. Donnelley & Sons Company	4.95	04/01/2014	9,000,000	9,225,000

				54,345,335

Machinery: 2.76%
Case New Holland Incorporated	7.75	09/01/2013	3,500,000	3,745,000
SPX Corporation	7.63	12/15/2014	9,085,000	10,197,913
Terex Corporation	10.88	06/01/2016	5,000,000	5,681,250
Westinghouse Air Brake Technology Corporation	6.88	07/31/2013	4,000,000	4,200,000

				23,824,163

Professional Services: 0.66%
FTI Consulting Incorporated	7.75	10/01/2016	5,500,000	5,726,875

Trading Companies & Distributors: 1.46%
Ashtead Capital Incorporated 144A	9.00	08/15/2016	5,500,000	5,747,500
United Rentals North America Incorporated	10.88	06/15/2016	6,000,000	6,855,000

				12,602,500

Information Technology: 0.80%

Electronic Equipment, Instruments & Components: 0.80%
Jabil Circuit Incorporated	7.75	07/15/2016	6,000,000	6,960,000

Materials: 3.07%

Containers & Packaging: 2.38%
Ball Corporation	7.13	09/01/2016	7,000,000	7,665,000
Berry Plastics Corporation	8.25	11/15/2015	5,000,000	5,375,000
Silgan Holdings Incorporated	7.25	08/15/2016	7,000,000	7,560,000

				20,600,000

Metals & Mining: 0.36%
United States Steel Corporation	5.65	06/01/2013	3,000,000	3,082,500

Paper & Forest Products: 0.33%
Neenah Paper Incorporated	7.38	11/15/2014	2,834,000	2,855,255

Telecommunication Services: 6.74%

Diversified Telecommunication Services: 4.56%
Cincinnati Bell Incorporated	7.00	02/15/2015	6,000,000	6,060,000
Frontier Communications Corporation	7.88	04/15/2015	2,000,000	2,145,000
Frontier Communications Corporation	8.25	05/01/2014	6,340,000	6,894,750
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,000,000	2,105,000
Qwest Communications International Incorporated Series B	7.50	02/15/2014	5,500,000	5,519,250
SBA Telecommunications Incorporated	8.00	08/15/2016	9,500,000	10,236,250
Windstream Corporation	8.13	08/01/2013	6,000,000	6,435,000

				39,395,250

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services: 2.18%
Crown Castle International Corporation	9.00%	01/15/2015	$9,000,000	$9,922,500
Embarq Corporation	7.08	06/01/2016	8,000,000	8,911,672

				18,834,172

Utilities: 0.85%

Independent Power Producers & Energy Traders: 0.85%
AES Corporation	7.75	03/01/2014	6,750,000	7,340,625

Total Corporate Bonds and Notes (Cost $574,878,604)				585,145,990

Municipal Bonds and Notes: 1.05%

California: 0.57%
California Judgment Trust (Miscellaneous Revenue) ±	1.70	06/01/2015	5,165,000	4,898,228

Michigan: 0.48%
Wayne County MI (Tax Revenue)	5.00	09/15/2013	4,131,000	4,152,646

Total Municipal Bonds and Notes (Cost $8,997,050)				9,050,874

Non-Agency Mortgage Backed Securities: 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±	2.84	04/25/2024	89,572	73,406

Total Non-Agency Mortgage Backed Securities (Cost $89,695)				73,406

Term Loans: 21.74%
American Rock Salt Holdings LLC	5.50	04/25/2017	5,955,000	5,533,922
Atlantic Broadband Finance LLC	4.00	03/08/2016	4,322,312	4,303,423
Biomet Incorporated	3.46	03/25/2015	6,377,465	6,306,420
Chrysler Group LLC	6.00	05/24/2017	3,980,000	3,989,472
Cinemark USA Incorporated	3.63	04/29/2016	2,917,385	2,911,929
CommScope Incorporated	5.00	01/14/2018	2,977,500	2,976,130
Community Health Systems Incorporated	3.00	07/25/2014	3,712,541	3,663,165
Community Health Systems Incorporated	3.25	07/25/2014	190,632	188,097
Convatec Limited	5.75	12/22/2016	495,000	493,609
DaVita Incorporated	4.50	10/20/2016	4,950,000	4,961,336
Dean Foods Company	2.08	04/02/2014	2,426,137	2,382,564
Delphi Corporation	3.50	03/31/2017	4,068,421	4,063,295
Dollar General Corporation	3.14	07/07/2014	4,659,542	4,660,054
Education Management LLC	2.38	06/03/2013	1,978,630	1,923,605
Federal Mogul Corporation	2.19	12/28/2015	1,337,420	1,279,242
Federal Mogul Corporation	2.20	12/29/2014	2,621,343	2,507,315
Freescale Semiconductor	4.52	12/01/2016	2,990,221	2,913,611
Getty Images Incorporated	5.25	11/07/2016	3,922,756	3,937,466
Goodman Global Holdings Incorporated	5.75	10/28/2016	4,191,083	4,211,452
HCA Incorporated	2.50	11/18/2013	6,826,832	6,788,465
Hertz Corporation	3.75	03/09/2018	496,250	494,930
Iasis Healthcare Corporation	5.00	05/03/2018	5,955,000	5,917,781
Intelsat Jackson Holdings SA	5.25	04/02/2018	3,970,000	3,963,251
KAR Auction Services Incorporated	5.00	05/19/2017	4,965,763	4,959,556
Manitowoc Company Incorporated	4.25	11/13/2017	4,150,000	4,137,550
MedAssets Incorporated	5.25	11/16/2016	3,189,409	3,190,079

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans (continued)
MetroPCS Wireless Incorporated <	4.11%	11/04/2016	$7,450,330	$7,385,140
Michaels Stores Incorporated	5.13	07/31/2016	6,000,000	5,965,500
NBTY Incorporated	4.25	10/02/2017	5,172,889	5,170,199
Neiman Marcus Group	4.75	05/16/2018	4,000,000	3,968,000
Novelis Incorporated	4.00	03/10/2017	2,970,000	2,955,150
Omnova Solutions Incorporated	5.75	05/31/2017	2,345,313	2,331,639
Phillips Van Heusen Corporation	3.50	05/06/2016	3,092,630	3,095,723
Pinnacle Foods Finance LLC	2.84	04/02/2014	2,985,812	2,967,659
Reynolds Group Holdings Incorporated	6.50	02/09/2018	3,927,287	3,962,632
RMK Acquisition Corporation (Aramark)	0.15	01/27/2014	253,281	251,136
RMK Acquisition Corporation (Aramark)	2.45	01/27/2014	2,612,497	2,590,369
Seminole Tribe of Florida	2.13	03/05/2014	680,334	670,693
Seminole Tribe of Florida	2.13	03/05/2014	378,266	372,906
Seminole Tribe of Florida	2.13	03/05/2014	1,365,158	1,345,814
Sensata Technologies BV	4.00	05/11/2018	4,975,000	4,964,602
Styron LLC	6.01	08/02/2017	495,000	446,327
Sungard Data Systems Incorporated	2.00	02/28/2014	1,957,431	1,952,870
Sungard Data Systems Incorporated	4.06	02/26/2016	1,546,473	1,542,916
Swift Transportation Companies Incorporated	6.00	12/15/2017	4,000,000	3,990,000
Swift Transportation Companies Incorporated	6.00	12/21/2016	7,050,324	7,050,324
Syniverse Technologies Incorporated	5.25	12/21/2017	990,000	991,703
Terex Corporation	5.50	04/28/2017	1,995,000	2,009,125
Time Warner Telecom Holdings	3.50	12/29/2016	6,014,150	5,989,071
Toys R Us	5.25	09/01/2016	2,955,000	2,957,837
Toys R Us	6.00	06/14/2018	2,977,500	2,942,157
Transdigm Incorporated	4.00	02/14/2017	3,960,000	3,956,515
UCI International Incorporated	5.50	07/26/2017	3,616,722	3,625,764
Vanguard Health Holding Company LLC	5.00	01/29/2016	3,930,523	3,920,697
West Corporation	4.62	07/15/2016	5,928,923	5,930,168

Total Term Loans (Cost $188,095,660)				187,960,355

Yankee Corporate Bonds and Notes: 3.97%

Consumer Discretionary: 1.72%

Media: 1.72%
Videotron Limited	6.88	01/15/2014	4,612,000	4,629,295
Virgin Media Finance plc	9.50	08/15/2016	9,000,000	10,260,000

				14,889,295

Financials: 0.62%

Consumer Finance: 0.62%
Ineos Finance plc 144A	9.00	05/15/2015	5,000,000	5,300,000

Materials: 1.63%

Metals & Mining: 0.73%
FMG Resources Limited 144A	7.00	11/01/2015	6,000,000	6,345,000

Paper & Forest Products: 0.90%
PE Paper Escrow GmbH 144A	12.00	08/01/2014	4,805,000	5,237,450

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Paper & Forest Products (continued)
UPM Kymmene Corporation 144A	5.63%	12/01/2014	$2,500,000	$2,525,000

				7,762,450

Total Yankee Corporate Bonds and Notes (Cost $34,244,391)				34,296,745

Other: 0.01%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			145,205	39,205
VFNC Corporation, Pass-Through Entity, 0.24% 144A±(v)(i)(a)			163,758	70,416

Total Other (Cost $48,075)				109,621

	Yield		Shares
Short-Term Investments: 6.66%

Investment Companies: 6.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.02		51,180,928	51,180,928
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.15		6,347,100	6,347,100

Total Short-Term Investments (Cost $57,528,028)				57,528,028

Total Investments in Securities
(Cost $863,881,503) *	101.13%	874,165,019
Other Assets and Liabilities, Net	(1.13)	(9,759,040)

Total Net Assets	100.00%	$864,405,979

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

«	All or a portion of this security is on loan.

<	All or a portion of the position represents an unfunded loan commitment.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $863,941,771 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,010,845
Gross unrealized depreciation	(2,787,597)

Net unrealized appreciation	$10,223,248

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—February 29, 2012 (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$816,636,991
In affiliated securities, at value (see cost below)	57,528,028

Total investments, at value (see cost below)	874,165,019
Receivable for investments sold	3,571,429
Receivable for Fund shares sold	3,002,624
Receivable for interest	11,919,176
Receivable for securities lending income	1,754
Prepaid expenses and other assets	78,033

Total assets	892,738,035

Liabilities
Dividends payable	786,644
Payable for investments purchased	19,309,056
Payable for Fund shares redeemed	1,273,616
Payable upon receipt of securities loaned	6,395,175
Advisory fee payable	211,015
Distribution fees payable	49,410
Due to other related parties	114,280
Accrued expenses and other liabilities	192,860

Total liabilities	28,332,056

Total net assets	$864,405,979

NET ASSETS CONSIST OF
Paid-in capital	$857,601,606
Overdistributed net investment income	(795,792)
Accumulated net realized losses on investments	(2,683,351)
Net unrealized gains on investments	10,283,516

Total net assets	$864,405,979

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$211,263,912
Shares outstanding – Class A	25,661,778
Net asset value per share – Class A	$8.23
Maximum offering price per share – Class A2	$8.48
Net assets – Class C	$85,293,198
Shares outstanding – Class C	10,360,341
Net asset value per share – Class C	$8.23
Net assets – Administrator Class	$356,560,423
Shares outstanding – Administrator Class	43,325,167
Net asset value per share – Administrator Class	$8.23
Net assets – Investor Class	$211,288,446
Shares outstanding – Investor Class	25,666,532
Net asset value per share – Investor Class	$8.23

Investments in unaffiliated securities, at cost	$806,353,475

Investments in affiliated securities, at cost	$57,528,028

Total investments, at cost	$863,881,503

Securities on loan, at value	$6,256,513

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)

Investment income
Interest	$20,333,603
Income from affiliated securities	32,420
Securities lending income, net	6,605

Total investment income	20,372,628

Expenses
Advisory fee	1,892,432
Administration fees
Fund level	192,660
Class A	160,944
Class C	61,741
Administrator Class	150,808
Investor Class	181,136
Shareholder servicing fees
Class A	251,475
Class C	96,470
Administrator Class	366,416
Investor Class	238,337
Distribution fees
Class C	289,409
Custody and accounting fees	27,031
Professional fees	18,679
Registration fees	27,650
Shareholder report expenses	43,287
Trustees’ fees and expenses	5,274
Other fees and expenses	20,386

Total expenses	4,024,135
Less: Fee waivers and/or expense reimbursements	(826,321)

Net expenses	3,197,814

Net investment income	17,174,814

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,594,226)
Net change in unrealized gains (losses) on investments	26,035,023

Net realized and unrealized gains (losses) on investments	23,440,797

Net increase in net assets resulting from operations	$40,615,611

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Short-Term High Yield Bond Fund	17

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$17,174,814		$29,291,466
Net realized gains (losses) on investments		(2,594,226)		4,578,954
Net change in unrealized gains (losses) on investments		26,035,023		(22,425,918)

Net increase in net assets resulting from operations		40,615,611		11,444,502

Distributions to shareholders from
Net investment income
Class A		(4,509,730)		(9,606,382)
Class C		(1,436,479)		(2,133,766)
Administrator Class		(6,995,496)		(8,867,546)
Investor Class		(4,233,109)		(8,752,298)
Net realized gains
Class A		(1,020,607)		0
Class C		(396,551)		0
Administrator Class		(1,507,050)		0
Investor Class		(980,285)		0

Total distributions to shareholders		(21,079,307)		(29,359,992)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,952,135	48,380,262	19,332,346	160,007,266
Class C	2,139,450	17,397,281	5,908,141	48,870,662
Administrator Class	19,882,686	161,068,385	40,593,904	335,757,566
Investor Class	11,116,522	90,128,839	16,435,101	135,892,540

		316,974,767		680,528,034

Reinvestment of distributions
Class A	599,632	4,870,384	955,857	7,892,159
Class C	167,538	1,360,946	178,177	1,470,543
Administrator Class	605,672	4,923,351	445,301	3,671,974
Investor Class	538,441	4,373,799	850,959	7,027,165

		15,528,480		20,061,841

Payment for shares redeemed
Class A	(5,970,518)	(48,453,497)	(24,011,790)	(197,683,942)
Class C	(886,085)	(7,200,535)	(1,551,311)	(12,789,167)
Administrator Class	(8,199,372)	(66,625,196)	(10,010,360)	(82,141,751)
Investor Class	(7,264,881)	(58,961,520)	(17,750,448)	(146,262,384)

		(181,240,748)		(438,877,244)

Net increase in net assets resulting from capital share transactions		151,262,499		261,712,631

Total increase in net assets		170,798,803		243,797,141

Net assets
Beginning of period		693,607,176		449,810,035

End of period		$864,405,979		$693,607,176

Overdistributed net investment income		$(795,792)		$(795,792)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.04	$8.18	$8.09	$7.82	$8.31	$8.54	$8.49
Net investment income	0.18	0.40	0.11	0.45	0.40	0.47	0.49
Net realized and unrealized gains (losses) on investments	0.23	(0.14)	0.09	0.26	(0.49)	(0.23)	0.05

Total from investment operations	0.41	0.26	0.20	0.71	(0.09)	0.24	0.54
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.11)	(0.44)	(0.40)	(0.47)	(0.49)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.22)	(0.40)	(0.11)	(0.44)	(0.40)	(0.47)	(0.49)
Net asset value, end of period	$8.23	$8.04	$8.18	$8.09	$7.82	$8.31	$8.54
Total return[3]	5.19%	3.10%	2.43%	9.17%	(0.89)%	2.98%	6.48%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.00%	1.01%	1.03%	1.08%	1.20%	1.22%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.86%	0.86%
Net investment income	4.48%	4.77%	5.14%	5.50%	5.27%	5.70%	5.70%
Supplemental data
Portfolio turnover rate	11%	36%	15%	40%	46%	59%	50%
Net assets, end of period (000’s omitted)	$211,264	$201,523	$235,754	$212,688	$110,451	$15,781	$22,076

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009	2008[2]
Net asset value, beginning of period	$8.04	$8.18	$8.09	$7.82	$8.31	$8.22
Net investment income	0.15	0.33	0.09	0.38	0.34	0.06
Net realized and unrealized gains (losses) on investments	0.23	(0.14)	0.09	0.26	(0.49)	0.09

Total from investment operations	0.38	0.19	0.18	0.64	(0.15)	0.15
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.09)	(0.37)	(0.34)	(0.06)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.19)	(0.33)	(0.09)	(0.37)	(0.34)	(0.06)
Net asset value, end of period	$8.23	$8.04	$8.18	$8.09	$7.82	$8.31
Total return[3]	4.80%	2.33%	2.24%	8.35%	(1.70)%	2.48%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.75%	1.76%	1.78%	1.76%	1.97%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	3.72%	3.97%	4.39%	4.69%	4.50%	4.37%
Supplemental data
Portfolio turnover rate	11%	36%	15%	40%	46%	59%
Net assets, end of period (000’s omitted)	$85,293	$71,831	$36,050	$32,985	$11,096	$18

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to May 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$8.03	$8.18	$8.18
Net investment income	0.19	0.41	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.24	(0.15)	0.00

Total from investment operations	0.43	0.26	0.03
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.03)
Net realized gains	(0.04)	0.00	0.00

Total distributions to shareholders	(0.23)	(0.41)	(0.03)
Net asset value, end of period	$8.23	$8.03	$8.18
Total return[3]	5.41%	3.15%	0.39%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.94%	0.89%
Net expenses	0.65%	0.65%	0.64%
Net investment income	4.64%	4.87%	4.39%
Supplemental data
Portfolio turnover rate	11%	36%	15%
Net assets, end of period (000’s omitted)	$356,560	$249,301	$60

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.03	$8.18	$8.09	$7.82	$8.31	$8.54	$8.49
Net investment income	0.18	0.39	0.11	0.44	0.40	0.47	0.49
Net realized and unrealized gains (losses) on investments	0.24	(0.15)	0.08	0.26	(0.49)	(0.23)	0.05

Total from investment operations	0.42	0.24	0.19	0.70	(0.09)	(0.24)	0.54
Distributions to shareholders from
Net investment income	(0.18)	(0.39)	(0.10)	(0.43)	(0.40)	(0.47)	(0.49)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.22)	(0.39)	(0.10)	(0.43)	(0.40)	(0.47)	(0.49)
Net asset value, end of period	$8.23	$8.03	$8.18	$8.09	$7.82	$8.31	$8.54
Total return[2]	5.31%	2.95%	2.42%	9.12%	(0.91)%	2.98%	6.48%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.05%	1.07%	1.13%	1.34%	1.39%
Net expenses	0.84%	0.84%	0.85%	0.86%	0.84%	0.86%	0.86%
Net investment income	4.44%	4.76%	5.10%	5.49%	5.20%	5.69%	5.70%
Supplemental data
Portfolio turnover rate	11%	36%	15%	40%	46%	59%	50%
Net assets, end of period (000’s omitted)	$211,288	$170,952	$177,946	$165,759	$128,789	$70,420	$96,071

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	23

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes.

24	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to Financial Statements (Unaudited)

Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate bonds and notes	$0	$585,145,990	$0	$585,145,990

Municipal bonds and notes	0	9,050,874	0	9,050,874

Non agency mortgage-backed securities	0	73,406	0	73,406

Term loans	0	187,960,355	0	187,960,355

Yankee corporate bonds and notes	0	34,296,745	0	34,296,745

Other	0	0	109,621	109,621

Short-term investments
Investment companies	51,180,928	6,347,100	0	57,528,028
	$51,180,928	$822,874,470	$109,621	$874,165,019

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	25

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Other	Total
Balance as of August 31, 2011	$1,899,438	$29,375,878	$152,136	$31,427,452
Accrued discounts (premiums)	(10,574)	8,864	0	(1,710)
Realized gains (losses)	(327)	(418,468)	0	(418,795)
Change in unrealized gains (losses)	(35,426)	897,944	(25,328)	837,190
Purchases	0	0	0	0
Sales	(1,853,111)	(6,533,745)	(17,187)	(8,404,043)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(23,330,473)	0	(23,330,473)
Balance as of February 29, 2012	$0	$0	$109,621	$109,621
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$0	$(34,204)	$(34,204)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class and 0.84% for Investor Class.

26	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $9,051 from the sale of Class A shares and $744 and $9,162 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with original maturities of one year or less at purchase date), for the six months ended February 29, 2012 were $245,208,963 and $76,399,427, respectively.

As of February 29, 2012, the Fund had unfunded term loan commitments of $2,002,500.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $942 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Short-Term High Yield Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208527 04-12 SA222/SAR222 2-12

Wells Fargo Advantage

Ultra Short-Term Income Fund

Semi-Annual Report

February 29, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Income Fund, which covers the six-month period that ended February 29, 2012. During the period, fixed-income performance was best among the lower-rated securities, as improved investor confidence in the U.S. economy and the U.S. credit markets encouraged investors to return to riskier asset classes.

The period began with heightened risk aversion but ended with stronger investor confidence.

The six-month period began with the worsening of the Greek crisis, which amplified risk aversion across the global credit markets. This in turn led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—although certain areas of the riskiest segments of the markets declined—and U.S. Treasury yields reached the lowest levels in decades, even surpassing the low yield levels reached in the summer of 2010.

The last three months of the period were characterized by a strong reversal of the trends of the first three months. In October 2011, the high-yield market recovered significantly, benefiting from indications of improving policy with regard to managing the debt crisis from Europe and the formal announcement of a European debt deal late in the month. Due to renewed concerns about the European Union’s ability to manage the debt crisis, November 2011 saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds, but another strong recovery in pricing started in December and carried into the first two months of 2012. Investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. Thus, the theme for the period was a shift from risk aversion in the first half to burgeoning trends of improving investor confidence in the second half, which significantly improved pricing in the lower-rated asset classes.

On the whole, investment-grade fixed-income securities performed positively during the period, but the strongest returns came from the high-yield market. In fact, the best returns for the six-month period came from the lowest-rated credit tiers, despite the fact that they significantly underperformed in August and September 2011. Similar trends were true in the structured products sector, as lower-rated commercial mortgage-backed securities were among the best performers for the period, despite underperforming in the first two months.

The Federal Reserve launched Operation Twist in September.

With economic concerns and credit woes escalating in Europe and some continued uncertainty about the growth outlook in the U.S. during August and September 2011, the Federal Reserve (Fed) intervened yet again with monetary accommodations—this time with “Operation Twist,” which was announced and launched in September 2011. With Operation Twist, the Fed endeavored to flatten the yield curve and drive long-term rates down by selling short-term Treasuries and using the proceeds to purchase long-term Treasuries. The Fed stated that it is unlikely to raise rates before 2014, which should keep yields on Treasuries low. Despite this announcement, problems in Europe caused Treasuries to continue to rally in the first 3 months of the period, while credit spreads on corporate and

Letter to Shareholders	Wells Fargo Advantage Ultra Short-Term Income Fund	3

securitized sectors widened with increasing risk aversion. However, with an improved U.S. economic outlook and greater investor confidence, the last three months of the period saw a slight decline in U.S. Treasury prices and significant improvement in high-yield corporate bond prices. Credit spreads in the corporate and securitized sectors broadly tightened in December 2011 and January and February 2012.

Although U.S. economic conditions appear to have improved over the course of the period, the recovery continues to face some headwinds in the form of languishing housing values and elevated unemployment levels, which may continue to create some volatility in the fixed-income markets. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, we believe it can lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

D. James Newton II, CFA, CPA

Thomas M. Price, CFA

FUND INCEPTION

November 25, 1988

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF FEBRUARY 29, 2012)
Bank Nederlandse Gemeenten, 5.00%, 05/16/2014	1.27%
Canadian Imperial Bank of Commerce, 2.00%, 02/04/2013	1.19%
SpareBank 1 Boligkreditt, 1.25%, 10/25/2014	1.17%
Nordea Eiendomskreditt, 1.88%, 04/07/2014	1.06%
Stadshypotek AB, 1.45%, 09/30/2013	1.05%
Bank of Nova Scotia, 1.45%, 07/26/2013	1.02%
Chase Issuance Trust Series 2009-A2 Class A2, 1.80%, 04/15/2014	0.92%
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65%, 12/16/2013	0.88%
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1, 2.00%, 03/17/2014	0.88%
HSBC Bank plc, 1.63%, 07/07/2014	0.84%

CREDIT QUALITY[2] (AS OF FEBRUARY 29, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF FEBRUARY 29, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SADAX)	08/31/1999	(1.39)	(1.33)	1.25	2.03	0.62	0.69	1.66	2.24	0.88%	0.71%
Class C (WUSTX)	07/18/2008	(0.75)	(1.07)	0.90	1.57	0.25	(0.07)	0.90	1.57	1.63%	1.46%
Administrator Class (WUSDX)	04/08/2005					0.81	0.83	1.82	2.47	0.82%	0.56%
Institutional Class (SADIX)	08/31/1999					0.91	1.04	2.03	2.74	0.55%	0.36%
Investor Class (STADX)	11/25/1988					0.72	0.77	1.64	2.30	0.91%	0.74%
Barclays Short-Term U.S. Government/Credit Bond Index[6]						0.15	0.35	2.16	NA
Barclays 9-12 Month U.S. Short Treasury Index[7]						0.06	0.40	2.30	2.42
Barclays 1-3 Year U.S. Government/Credit Bond Index[8]						0.40	1.75	3.85	3.59

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has been adjusted to include the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class and 0.73% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. However, the limited performance history of the index does not allow for comparison to all periods of the Fund’s performance. This index has an inception date of August 1, 2004. You cannot invest directly in an index.

7.	The Barclays 9-12 Month U.S. Short Treasury Index includes aged U.S. Treasury Bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon STRIPS. You cannot invest directly in an index.

8.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,006.21	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Class C
Actual	$1,000.00	$1,002.46	$7.22	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Administrator Class
Actual	$1,000.00	$1,008.15	$2.75	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77	0.55%
Institutional Class
Actual	$1,000.00	$1,009.14	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%
Investor Class
Actual	$1,000.00	$1,007.24	$3.64	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.67	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 5.30%
FHLB	5.00%	08/15/2012	$5,140,005	$5,339,020
FHLMC ±	2.49	04/01/2032	191,224	200,025
FHLMC ±	2.50	06/01/2032	12,329	13,002
FHLMC ±	2.54	01/01/2029	95,134	96,007
FHLMC ±	2.62	07/01/2029	8,675	9,191
FHLMC ±	2.69	10/01/2031	87,927	88,105
FHLMC	7.00	06/01/2031	612,086	715,670
FHLMC	7.50	06/01/2012	6,378	6,414
FHLMC	7.50	10/01/2012	2,572	2,600
FHLMC	8.00	01/01/2013	344	345
FHLMC	9.00	11/01/2016	128,171	144,673
FHLMC	9.00	12/01/2016	901,615	1,006,355
FHLMC	9.00	08/01/2018	231,899	262,243
FHLMC	9.00	10/01/2019	112,793	130,930
FHLMC	9.50	12/01/2016	88,445	100,502
FHLMC	9.50	05/01/2020	43,542	48,984
FHLMC	9.50	09/01/2020	264,646	312,915
FHLMC	9.50	12/01/2022	597,168	688,632
FHLMC	10.00	11/01/2021	90,238	105,175
FHLMC	10.50	05/01/2020	200,348	242,832
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,303,730	1,552,649
FNMA ±	1.87	10/01/2031	170,301	175,175
FNMA ±	2.30	11/01/2031	157,676	165,882
FNMA ±	2.36	05/01/2032	95,563	99,350
FNMA ±	2.43	12/01/2040	590,065	624,227
FNMA ±	2.54	06/01/2032	211,053	212,422
FNMA ±	2.61	01/01/2023	28,183	28,362
FNMA ±	3.16	04/01/2033	9,709	10,265
FNMA ±	3.83	07/01/2033	70,261	70,775
FNMA	6.00	04/01/2021	5,546,163	6,044,364
FNMA	6.50	08/01/2031	1,318,706	1,510,978
FNMA	7.00	05/01/2013	17,493	17,543
FNMA	7.00	11/01/2014	162,285	171,451
FNMA	8.00	03/01/2013	5,979	6,019
FNMA	8.33	07/15/2020	93,317	108,805
FNMA	8.50	11/01/2012	1,490	1,498
FNMA	8.50	07/01/2017	575,097	642,463
FNMA	9.00	10/01/2013	7,956	8,059
FNMA	9.00	12/01/2016	610,716	683,567
FNMA	9.00	02/15/2020	281,252	332,020
FNMA	9.00	10/01/2021	193,745	224,622
FNMA	9.00	06/01/2024	256,132	301,622
FNMA	9.50	12/01/2020	190,781	225,887
FNMA	9.50	03/01/2021	52,591	60,515
FNMA	10.00	03/01/2018	75,522	84,656
FNMA	10.25	09/01/2021	219,389	262,869
FNMA	10.50	10/01/2014	50,071	54,115
FNMA	10.50	08/01/2020	11,491	13,550
FNMA	10.50	04/01/2022	340,308	396,572
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	811,501	947,133

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Grantor Trust Series 2001-T10 Class A3	9.50%	12/25/2041	$1,927,218	$2,300,975
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	1,701,348	2,051,112
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.87	07/25/2041	3,648,133	3,692,444
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	2,296,098	2,772,755
FNMA Series 1988-4 Class Z	9.25	03/25/2018	111,101	125,080
FNMA Series 1988-5 Class Z	9.20	03/25/2018	46,084	46,626
FNMA Series 1988-9 Class Z	9.45	04/25/2018	66,084	75,084
FNMA Series 1989-30 Class Z	9.50	06/25/2019	345,086	392,566
FNMA Series 1989-49 Class E	9.30	08/25/2019	51,231	57,426
FNMA Series 1990-111 Class Z	8.75	09/25/2020	64,435	70,915
FNMA Series 1990-119 Class J	9.00	10/25/2020	167,911	195,216
FNMA Series 1990-124 Class Z	9.00	10/25/2020	100,839	117,487
FNMA Series 1990-21 Class Z	9.00	03/25/2020	275,423	319,396
FNMA Series 1990-27 Class Z	9.00	03/25/2020	173,936	201,480
FNMA Series 1990-30 Class D	9.75	03/25/2020	82,498	96,595
FNMA Series 1990-77 Class D	9.00	06/25/2020	80,957	92,290
FNMA Series 1991-132 Class Z	8.00	10/25/2021	381,076	450,406
FNMA Series 1992-71 Class X	8.25	05/25/2022	127,634	153,202
FNMA Series 2007-2 Class FA ±	0.44	02/25/2037	1,339,796	1,333,195
FNMA Series 2007-B2 Class AB	5.50	12/25/2020	2,547,240	2,638,026
FNMA Series 2011-56 Class AC	2.00	07/25/2018	1,533,280	1,562,466
FNMA Series G-22 Class ZT	8.00	12/25/2016	701,213	784,887
FNMA Whole Loan Series 2002-W4 Class A6 ±	3.41	05/25/2042	1,631,106	1,735,343
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.10	06/25/2033	111,192	111,168
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.41	08/25/2042	68,579	73,165
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.19	08/25/2042	4,927,398	5,338,800
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	07/25/2034	6,310,053	6,527,823
GNMA	7.00	05/15/2013	66,369	65,912
GNMA	7.00	06/15/2033	1,170,611	1,401,543
GNMA	7.50	02/15/2013	921	930
GNMA	8.00	01/15/2013	1,317	1,333
GNMA	9.00	11/15/2017	212,963	241,126
GNMA	9.50	11/15/2017	54,835	62,145
GNMA	10.00	10/20/2017	157,110	176,620
GNMA Series 2005-90 Class A	3.76	09/16/2028	3,501,382	3,582,593

Total Agency Securities (Cost $59,676,601)				63,399,165

Asset-Backed Securities: 13.18%
Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	3,400,000	3,407,894
Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	11,000,000	11,021,562
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	10,500,000	10,507,457
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	1,817,083	1,817,272
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (c)(a)(s)(i)	7.23	10/16/2028	8,464,667	2,645
Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A ±	0.35	11/25/2036	269,852	260,246
Ford Credit Auto Lease Trust Series 2011-A Class A2	0.74	09/15/2013	6,000,000	6,001,380
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	10,000,000	10,011,024
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	04/15/2014	5,800,000	5,799,289
Ford Credit Auto Owner Trust Series 2012-A Class A2	0.62	09/15/2014	4,000,000	4,003,068
Home Equity Asset Trust Series 2003-7 Class M1 ±	1.22	03/25/2034	5,637,624	4,119,637
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	350,553	350,577

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust Series 2011-1 Class A2	0.65%	06/17/2013	$4,199,717	$4,201,883
Honda Auto Receivables Owner Trust Series 2011-2 Class A2	0.57	07/18/2013	6,075,920	6,077,785
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	08/15/2014	7,000,000	7,000,879
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	3,400,000	3,400,970
Hyundai Auto Receivables Trust Hart Series 2011-C Class A2	0.62	07/15/2014	2,430,000	2,431,579
Hyundai Auto Receivables Trust Hart Series 2012-A Class A2	0.85	06/16/2014	4,000,000	3,999,872
Hyundai Auto Receivables Trust Series 2010 B Class A2	0.57	03/15/2013	81,945	81,950
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	5,562,072	5,565,105
John Deere Owner Trust Series 2012-A Class A2	0.82	06/16/2014	6,500,000	6,499,854
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	2,821,429	2,822,690
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	7,500,000	7,507,865
Morgan Stanley Capital I 2004-T13 Class A4	4.66	09/13/2045	8,330,000	8,778,412
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	2,477,140	2,478,818
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	09/15/2014	1,050,000	1,052,129
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	351,472	351,500
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	10,486,716	10,510,360
Porsche Financial Auto Securitization Series 2011-1 Class A2 144A	0.56	12/16/2013	3,628,857	3,629,222
Porsche Innovative Lease Owner Pilot Series 2011-1 Class A2 144A	0.92	02/20/2014	6,500,000	6,508,468
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.71	03/25/2032	88,293	85,672
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.37	10/25/2033	3,038,536	2,377,475
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.67	04/25/2033	5,445,138	4,318,011
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	536,380	536,399
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	1,063,230	1,063,566
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	6,000,000	6,013,583
Volkswagen Auto Loan Enhanced Valet Series 2012-1 Class A2	0.61	10/20/2014	3,000,000	3,002,606

Total Asset-Backed Securities (Cost $169,399,252)				157,598,704

Corporate Bonds and Notes: 43.10%

Consumer Discretionary: 8.31%

Auto Components: 0.43%
AutoZone Incorporated	5.88	10/15/2012	5,000,000	5,152,735

Diversified Consumer Services: 0.85%
Life Technologies Corporation	3.38	03/01/2013	5,000,000	5,096,590
Science Applications International Corporation	6.25	07/01/2012	5,000,000	5,090,035

				10,186,625

Hotels, Restaurants & Leisure: 0.86%
Marriott International	4.63	06/15/2012	6,038,000	6,089,462
Starwood Hotels & Resorts Worldwide Incorporated	6.25	02/15/2013	4,000,000	4,175,000

				10,264,462

Household Durables: 0.89%
Mohawk Industries Incorporated Series D	7.20	04/15/2012	4,250,000	4,255,313
Newell Rubbermaid Incorporated	5.50	04/15/2013	6,095,000	6,377,010

				10,632,323

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 3.01%
CBS Corporation	8.20%	05/15/2014	$7,000,000	$7,993,545
EchoStar DBS Corporation	7.00	10/01/2013	3,000,000	3,221,250
Historic TW Incorporated	9.13	01/15/2013	3,270,000	3,494,178
Mcgraw-Hill Companies Incorporated	5.38	11/15/2012	2,025,000	2,088,889
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	5,500,000	5,953,750
Time Warner Cable Incorporated	5.40	07/02/2012	6,100,000	6,193,422
Viacom Incorporated	4.38	09/15/2014	6,512,000	7,042,044

				35,987,078

Multiline Retail: 1.15%
JCPenney Company Incorporated	9.00	08/01/2012	6,280,000	6,476,250
Macy’s Incorporated	5.35	03/15/2012	4,250,000	4,254,038
Target Corporation	5.88	03/01/2012	3,019,000	3,019,000

				13,749,288

Specialty Retail: 1.12%
Best Buy Company Incorporated	6.75	07/15/2013	5,500,000	5,818,208
Home Depot Incorporated	5.25	12/16/2013	7,000,000	7,581,952

				13,400,160

Consumer Staples: 2.57%

Beverages: 0.46%
Anheuser Busch InBev Worldwide Incorporated ±	1.30	03/26/2013	3,000,000	3,016,416
Anheuser Busch InBev Worldwide Incorporated	3.00	10/15/2012	2,495,000	2,531,138

				5,547,554

Food & Staples Retailing: 0.89%
Safeway Incorporated	5.80	08/15/2012	5,500,000	5,611,529
Wm.Wrigley Jr. Company 144A	2.45	06/28/2012	5,000,000	5,026,600

				10,638,129

Food Products: 0.75%
Cadbury Schweppes Company 144A	5.13	10/01/2013	6,545,000	6,949,042
HJ Heinz Finance Company	6.00	03/15/2012	2,000,000	2,002,894

				8,951,936

Tobacco: 0.47%
UST Incorporated	6.63	07/15/2012	5,500,000	5,606,222

Energy: 3.76%

Energy Equipment & Services: 1.07%
Enterprise Products Operating LLC	4.60	08/01/2012	6,017,000	6,112,051
Kinder Morgan Energy Partners LP	7.13	03/15/2012	6,700,000	6,711,243

				12,823,294

Oil, Gas & Consumable Fuels: 2.69%
Chesapeake Energy Corporation	7.63	07/15/2013	4,000,000	4,240,000
El Paso Corporation	7.38	12/15/2012	1,000,000	1,032,329

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Incorporated	6.50%	09/01/2012	$7,000,000	$7,140,000
Petrobras International Finance Company	2.88	02/06/2015	4,000,000	4,094,388
Trans Canada Pipelines Corporation	0.88	03/02/2015	2,000,000	1,994,528
Transcontinental Gas Pipe Corporation	8.88	07/15/2012	6,000,000	6,171,834
Valero Energy Corporation	4.75	04/01/2014	5,125,000	5,425,617
Weatherford International Incorporated	5.95	06/15/2012	2,020,000	2,043,424

				32,142,120

Financials: 10.62%

Commercial Banks: 2.99%
Branch Banking & Trust Corporation	3.85	07/27/2012	665,000	673,872
Branch Banking & Trust Corporation	4.75	10/01/2012	6,000,000	6,125,646
Charter One Bank NA	6.38	05/15/2012	5,000,000	5,035,745
Credit Suisse	2.20	01/14/2014	6,000,000	6,048,990
Hudson United Bank	7.00	05/15/2012	1,925,000	1,945,536
Key Bank NA	5.50	09/17/2012	3,000,000	3,077,172
Key Bank NA	5.70	08/15/2012	3,000,000	3,063,660
M&I Marshall & IIsley Bank	5.25	09/04/2012	6,510,000	6,649,314
PNC Funding Corporation ±	0.78	04/01/2012	2,100,000	2,101,126
Union Bank NA	2.13	12/16/2013	1,000,000	1,015,689

				35,736,750

Consumer Finance: 2.15%
American Express Credit Corporation	7.30	08/20/2013	7,000,000	7,608,888
American Honda Finance Corporation 144A	2.38	03/18/2013	4,000,000	4,071,340
Capital One Financial Corporation	7.38	05/23/2014	7,000,000	7,790,335
Ford Motor Credit Company LLC	3.88	01/15/2015	4,000,000	4,100,912
Ford Motor Credit Company LLC	7.00	10/01/2013	2,000,000	2,141,588

				25,713,063

Diversified Financial Services: 1.98%
Citigroup Incorporated	6.50	08/19/2013	7,000,000	7,417,767
General Electric Capital Corporation ±	0.66	06/12/2012	8,500,000	8,496,677
HSBC Finance Corporation	7.00	05/15/2012	5,095,000	5,156,517
Invesco Limited	5.38	02/27/2013	2,465,000	2,565,794

				23,636,755

Insurance: 1.22%
AON Corporation	7.38	12/14/2012	6,000,000	6,284,220
ASIF Global Financing XIX 144A	4.90	01/17/2013	3,000,000	3,060,000
Genworth Life Institutional Funding Trust 144A	5.88	05/03/2013	3,715,000	3,803,194
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,500,000	1,516,245

				14,663,659

REITs: 2.28%
Duke Realty LP	5.88	08/15/2012	4,000,000	4,063,804
Duke Realty LP	6.25	05/15/2013	1,950,000	2,050,934
ERP Operating LP	6.63	03/15/2012	5,975,000	5,984,841

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

REITs (continued)
HCP Incorporated	5.63%	02/28/2013	$1,000,000	$1,026,824
Health Care REIT Incorporated	8.00	09/12/2012	3,986,000	4,083,888
Simon Property Group LP	5.45	03/15/2013	4,800,000	5,000,506
Ventas Realty LP	9.00	05/01/2012	5,000,000	5,045,320

				27,256,117

Health Care: 3.06%

Biotechnology: 1.15%
Amgen Incorporated	1.88	11/15/2014	6,000,000	6,139,026
Biogen Idec Incorporated	6.00	03/01/2013	7,226,000	7,578,795

				13,717,821

Health Care Providers & Services: 1.49%
Anthem Incorporated	6.80	08/01/2012	5,000,000	5,126,085
Aristotle Holding Incorporated 144A	2.10	02/12/2015	3,400,000	3,427,271
Express Scripts Incorporated	5.25	06/15/2012	5,251,000	5,314,122
McKesson HBOC Incorporated	5.25	03/01/2013	3,829,000	3,992,077

				17,859,555

Pharmaceuticals: 0.42%
Teva Pharmaceutical Finance LLC	1.50	06/15/2012	5,000,000	5,015,470

Industrials: 4.05%

Building Products: 0.51%
Masco Corporation	5.88	07/15/2012	6,000,000	6,059,550

Commercial Services & Supplies: 1.06%
Pitney Bowes Incorporated	3.88	06/15/2013	6,412,000	6,587,330
R.R. Donnelley & Sons Company	4.95	04/01/2014	6,000,000	6,150,000

				12,737,330

Electrical Equipment: 1.00%
Agilent Technologies Incorporated	4.45	09/14/2012	4,500,000	4,579,857
Roper Industries Incorporated	6.63	08/15/2013	6,895,000	7,367,052

				11,946,909

Machinery: 0.45%
Case New Holland Incorporated	7.75	09/01/2013	5,000,000	5,350,000

Road & Rail: 1.03%
CSX Corporation	6.30	03/15/2012	2,000,000	2,002,956
ERAC USA Finance Company 144A	5.80	10/15/2012	6,000,000	6,169,446
Union Pacific Corporation	5.45	01/31/2013	4,000,000	4,173,196

				12,345,598

Information Technology: 2.52%

Computers & Peripherals: 0.02%
Hewlett-Packard Company	2.95	08/15/2012	265,000	267,004

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

IT Services: 0.62%
Electronic Data Systems Corporation Series B	6.00%	08/01/2013	$7,000,000	$7,466,718

Office Electronics: 0.56%
Xerox Corporation	8.25	05/15/2014	6,000,000	6,738,606

Semiconductors & Semiconductor Equipment: 0.76%
Broadcom Corporation	1.50	11/01/2013	4,000,000	4,049,188
National Semiconductor Corporation	6.15	06/15/2012	4,908,000	4,982,155

				9,031,343

Software: 0.56%
CA Incorporated	6.13	12/01/2014	6,000,000	6,630,660

Materials: 1.47%

Metals & Mining: 1.47%
Arcelormittal Company	3.75	02/25/2015	2,000,000	2,035,040
Barrick Gold Corporation	1.75	05/30/2014	7,000,000	7,140,630
Freeport-McMoRan Copper & Gold Incorporated	1.40	02/13/2015	3,000,000	3,005,334
Rio Tinto Alcan Incorporated	4.88	09/15/2012	1,000,000	1,023,089
Teck Cominco Incorporated	7.00	09/15/2012	3,270,000	3,369,379
United States Steel Corporation	5.65	06/01/2013	1,000,000	1,027,500

				17,600,972

Telecommunication Services: 3.10%

Diversified Telecommunication Services: 3.10%
AT&T Incorporated	0.88	02/13/2015	6,445,000	6,431,388
Bellsouth Corporation 144A	4.46	04/26/2021	6,000,000	6,032,244
CenturyTel Incorporated	7.88	08/15/2012	3,000,000	3,085,185
Citizens Communications Company	6.25	01/15/2013	4,500,000	4,646,250
Qwest Corporation ±	3.80	06/15/2013	3,000,000	3,052,500
Verizon Virginia Incorporated Series A	4.63	03/15/2013	6,070,000	6,308,757
Verizon Wireless Capital LLC	7.38	11/15/2013	6,688,000	7,422,764

				36,979,088

Utilities: 3.64%

Electric Utilities: 3.39%
Allegheny Energy Supply Company LLC 144A	8.25	04/15/2012	3,000,000	3,021,372
Aquila Incorporated Step Bond	11.88	07/01/2012	5,055,000	5,232,269
Carolina Power & Light Company	6.50	07/15/2012	6,000,000	6,130,290
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	5,669,000	6,319,127
Columbus Southern Power Company ±	0.96	03/16/2012	5,000,000	4,999,360
Commonwealth Edison Company	6.15	03/15/2012	4,000,000	4,006,252
Dominion Resources Incorporated	5.00	03/15/2013	8,425,000	8,792,220
Public Services Electricity & Gas	0.85	08/15/2014	2,000,000	2,007,208

				40,508,098

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities: 0.25%
DTE Energy Company ±	1.23%	06/03/2013	$3,000,000	$3,009,597

Total Corporate Bonds and Notes (Cost $513,157,323)				515,352,589

Municipal Bonds and Notes: 2.97%

California: 0.15%
Glendale CA Redevelopment Agency Tax Allocation (Tax Revenue)	3.50	12/01/2012	1,730,000	1,734,948

Florida: 0.24%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±§	2.63	08/01/2023	2,800,000	2,839,284

Georgia: 0.14%
Atlanta GA Development Authority Tuff Yamacraw Project Class B (IDR, AMBAC Insured)	4.65	01/01/2013	1,670,000	1,686,082

Kentucky: 0.25%
Louisville/Jefferson County KY PCR Louisville Gas & Electric Project Series A (Utilities Revenue) ±§	1.90	10/01/2033	3,000,000	3,003,480

Louisiana: 0.44%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±§	2.77	05/01/2043	5,250,000	5,272,155

Minnesota: 0.12%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64	03/01/2014	1,500,000	1,487,265

New Jersey: 0.12%
Atlantic City NJ (Tax Revenue, AGM Insured)	4.00	12/15/2013	1,375,000	1,422,878

New York: 0.05%
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	595,000	595,547

Ohio: 0.41%
Ohio State Air Quality Development Authority PCR FirstEnergy Series D (IDR) ±§	4.75	08/01/2029	1,800,000	1,822,860
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	06/01/2013	3,000,000	3,032,130

				4,854,990

Oklahoma: 0.15%
Oklahoma County OK Finance Authority Build America Bonds (Lease Revenue)	2.33	11/01/2012	1,725,000	1,738,369

Oregon: 0.10%
Oregon State School Boards Association Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) (z)	0.54	06/30/2012	1,250,000	1,247,738

Pennsylvania: 0.08%
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	1,000,000	1,013,580

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 0.22%
Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00%	07/01/2013	$2,500,000	$2,631,300

West Virginia: 0.50%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±	2.00	01/01/2041	6,000,000	6,023,940

Total Municipal Bonds and Notes (Cost $35,451,937)				35,551,556

Non-Agency Mortgage Backed Securities: 7.53%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.26	10/25/2033	8,134,986	6,501,310
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.68	10/20/2032	9,263	9,261
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2 Class A4 ±	5.19	05/11/2039	1,000,000	1,047,734
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	2,353,871	2,399,722
Citicorp Mortgage Securities Incorporated Series 1992-7 Class A ±	2.24	03/25/2022	145,508	143,945
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	167,041	187,987
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,595,727	1,599,860
Countrywide Alternative Loan Trust Series 2003-2011 T1 Class A1	4.75	07/25/2018	2,824,042	2,896,648
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.16	06/19/2031	694,066	664,501
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.94	06/19/2031	411,858	395,439
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.32	09/25/2034	287,712	182,089
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	1,370,557	1,403,211
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±	3.03	01/25/2022	233,268	230,671
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±	2.00	01/25/2021	63,633	62,505
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.04	09/25/2033	951,126	797,231
GE Capital Commercial Mortgage Corporation Series 2002-2A Class A3	5.35	08/11/2036	4,417,617	4,461,197
GE Capital Commercial Mortgage Corporation Series 2003-C1 Class A4	4.82	01/10/2038	2,955,737	3,034,279
Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class A4	4.11	07/05/2035	3,556,635	3,648,101
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	09/19/2027	122,050	126,726
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	3,554,016	3,042,682
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.66	06/25/2034	3,152,992	2,840,486
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.59	01/25/2036	3,451,957	2,699,858
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	1,318,614	1,162,632
Housing Securities Incorporated Series 1992-8 Class C ±	2.81	06/25/2024	85,895	81,439
Housing Securities Incorporated Series 1992-8 Class E ±	3.72	06/25/2024	190,044	188,448
Jeffries & Company Series 2010-R7 Class 7A6 ±144A	3.25	10/26/2036	1,872,894	1,867,869
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	973,288	980,657
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99	01/12/2037	6,140,000	6,301,322
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10/25/2032	39,223	37,790
Morgan Stanley Capital I Series 2003-T11 Class A4	5.15	06/13/2041	7,032,443	7,299,950
Morgan Stanley Capital I Series 2004-IQ7 Class A3 ±	5.35	06/15/2038	1,589,768	1,602,871
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	3,154,961	3,157,867
Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	4,651,549	4,766,005
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	1,577,188	1,618,384

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(w)(i)	15,198.50%	04/20/2021	$42	$8,740
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.31	03/15/2030	4,500,000	4,686,125
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.49	04/25/2018	31,551	30,625
Resecuritization Mortgage Trust Series 1998-B Class A ±144A(i)	0.49	04/26/2021	11,649	11,063
Residential Finance LP Series 2003-C Class B3 ±144A	1.65	09/10/2035	6,116,918	4,748,624
Residential Finance LP Series 2003-C Class B4 ±144A	1.85	09/10/2035	3,624,840	2,704,312
SACO I Trust Series 2005-2 Class A ±144A(i)	0.64	04/25/2035	70,822	27,570
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	1.89	11/25/2020	624,035	625,107
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1 ±	8.96	10/25/2024	2,143,581	2,196,658
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.65	10/25/2024	255,760	263,911
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	02/25/2028	397,457	352,210
Structured Asset Securities Corporation Series 1998-RF1 Class A ±144A	7.83	04/15/2027	2,443,071	2,455,871
Structured Asset Securities Corporation Series 1998-RF2 Class A ±144A	7.80	07/15/2027	3,083,589	3,112,414
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.20	12/25/2034	99,133	84,837
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.71	08/25/2032	248,348	242,954
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.71	08/25/2032	222,544	212,344
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12/28/2037	954,796	861,544

Total Non-Agency Mortgage Backed Securities (Cost $96,652,195)				90,065,586

Term Loans: 0.03%
SUPERVALU Incorporated	1.62	06/01/2012	381,513	380,845

Total Term Loans (Cost $379,667)				380,845

Yankee Corporate Bonds and Notes: 17.17%

Consumer Discretionary: 0.35%

Multiline Retail: 0.35%
Wesfarmers Limited 144A	7.00	04/10/2013	4,000,000	4,231,524

Energy: 1.16%

Oil, Gas & Consumable Fuels: 1.16%
Husky Energy Incorporated	6.25	06/15/2012	6,000,000	6,091,854
Noble Corporation	5.88	06/01/2013	7,420,000	7,797,864

				13,889,718

Financials: 12.75%

Capital Markets: 0.63%
BP Capital Markets plc	5.25	11/07/2013	7,000,000	7,519,855

Commercial Banks: 11.76%
ANZ National (International) Limited 144A	2.38	12/21/2012	3,500,000	3,541,542
Australia & New Zealand Banking Group Limited ±144A	0.84	06/18/2012	6,000,000	6,001,290
Banco Santander Chile 144A	2.88	11/13/2012	4,000,000	3,995,136
Bank Nederlandse Gemeenten	5.00	05/16/2014	14,000,000	15,133,272
Bank of Montreal 144A«	1.30	10/31/2014	5,500,000	5,557,926
Bank of New York Mellon Corporation ±	0.74	06/29/2012	2,700,000	2,704,876
Bank of Nova Scotia 144A	1.45	07/26/2013	12,000,000	12,153,228

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of Investments—February 29, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Canadian Imperial Bank 144A«	0.90%	09/19/2014	$4,000,000	$4,004,908
Canadian Imperial Bank 144A	2.00	02/04/2013	14,000,000	14,192,080
Commonwealth Bank of Australia ±144A	1.11	03/19/2013	4,500,000	4,506,503
HSBC Bank plc 144A«	1.63	07/07/2014	10,000,000	10,031,920
ING Bank NV ±144A	1.60	03/15/2013	6,000,000	5,978,982
Nordea Eiendomskreditt 144A	1.88	04/07/2014	12,500,000	12,621,188
SpareBank 1 Boligkreditt 144A	1.25	10/25/2014	14,000,000	14,014,686
Stadshypotek AB 144A	1.45	09/30/2013	12,500,000	12,594,688
Svenska Handelsbanken AB 144A	2.88	09/14/2012	2,507,000	2,534,763
Westpac Banking Corporation ±144A	0.73	12/14/2012	5,000,000	5,006,280
Westpac Banking Corporation	2.25	11/19/2012	3,000,000	3,037,392
Xstrata Finance Canada Limited 144A	2.85	11/10/2014	3,000,000	3,062,157

				140,672,817

Diversified Financial Services: 0.36%
Amvescap plc	5.63	04/17/2012	4,250,000	4,272,963

Industrials: 0.33%

Building Products: 0.33%
Tyco Electronics Group SA	6.00	10/01/2012	3,830,000	3,947,129

Materials: 1.14%

Metals & Mining: 1.14%
Arcelormittal Company	5.38	06/01/2013	7,500,000	7,780,658
Rio Tinto Finance USA Limited	8.95	05/01/2014	5,000,000	5,837,110

				13,617,768

Telecommunication Services: 1.44%

Diversified Telecommunication Services: 1.44%
British Telecommunications plc	5.15	01/15/2013	3,553,000	3,688,487
Deutsche Telekom International Finance BV	5.25	07/22/2013	7,000,000	7,366,997
Telefonica Emisiones SAU	2.58	04/26/2013	6,145,000	6,143,593

				17,199,077

Total Yankee Corporate Bonds and Notes (Cost $204,498,608)				205,350,851

Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			198,148	53,500
VFNC Corporation, Pass-Through Entity 0.24% ±144A(v)(a)(i)			527,413	226,788

Total Other (Cost $114,148)				280,288

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	19

Security Name	Yield	Maturity Date	Principal	Value

Short-Term Investments: 12.65%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #	0.08%	03/29/2012	$800,000	$799,950

			Shares
Investment Companies: 12.58%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u) ##	0.02		136,537,829	136,537,829
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.15		13,887,329	13,887,329

				150,425,158

Total Short-Term Investments (Cost $151,225,152)				151,225,108

Total Investments in Securities
(Cost $1,230,554,883) *	101.96%	1,219,204,692
Other Assets and Liabilities, Net	(1.96)	(23,434,894)

Total Net Assets	100.00%	$1,195,769,798

±	Variable rate investment.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(s)	Security which has defaulted on payment of interest and/or principal.

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1,500*0.25%)+15,573.5% = 15,198.50%.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,230,739,508 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,015,523
Gross unrealized depreciation	(19,550,339)

Net unrealized depreciation	$(11,534,816)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of Assets and Liabilities—February 29, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,068,779,534
In affiliated securities, at value (see cost below)	150,425,158

Total investments, at value (see cost below)	1,219,204,692
Receivable for investments sold	2,525,941
Principal paydown receivable	87,496
Receivable for Fund shares sold	1,798,867
Receivable for interest	10,489,429
Receivable for daily variation margin on open futures contracts	84,469
Receivable for securities lending income	3,671
Prepaid expenses and other assets	66,179

Total assets	1,234,260,744

Liabilities
Dividends payable	240,919
Payable for investments purchased	20,365,401
Payable for Fund shares redeemed	3,388,965
Payable upon receipt of securities loaned	14,001,477
Advisory fee payable	170,951
Distribution fees payable	9,865
Due to other related parties	162,090
Accrued expenses and other liabilities	151,278

Total liabilities	38,490,946

Total net assets	$1,195,769,798

NET ASSETS CONSIST OF
Paid-in capital	$1,303,919,853
Overdistributed net investment income	(337,668)
Accumulated net realized losses on investments	(96,478,207)
Net unrealized losses on investments	(11,334,180)

Total net assets	$1,195,769,798

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$137,608,621
Shares outstanding – Class A	16,141,820
Net asset value per share – Class A	$8.52
Maximum offering price per share – Class A2	$8.69
Net assets – Class C	$16,436,158
Shares outstanding – Class C	1,928,301
Net asset value per share – Class C	$8.52
Net assets – Administrator Class	$96,608,318
Shares outstanding – Administrator Class	11,376,770
Net asset value per share – Administrator Class	$8.49
Net assets – Institutional Class	$579,939,249
Shares outstanding – Institutional Class	68,061,243
Net asset value per share – Institutional Class	$8.52
Net assets – Investor Class	$365,177,452
Shares outstanding – Investor Class	42,817,869
Net asset value per share – Investor Class	$8.53

Investments in unaffiliated securities, at cost	$1,080,129,725

Investments in affiliated securities, at cost	$150,425,158

Total investments, at cost	$1,230,554,883

Securities on loan, at value	$13,704,840

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended February 29, 2012 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	21

Investment income
Interest	$11,394,486
Income from affiliated securities	220,781
Securities lending income, net	27,925

Total investment income	11,643,192

Expenses
Advisory fee	2,343,128
Administration fees
Fund level	308,093
Class A	122,835
Class C	14,658
Administrator Class	50,911
Institutional Class	234,767
Investor Class	353,180
Shareholder servicing fees
Class A	191,930
Class C	22,903
Administrator Class	122,881
Investor Class	464,710
Distribution fees
Class C	68,709
Custody and accounting fees	37,436
Professional fees	21,167
Registration fees	55,877
Shareholder report expenses	77,747
Trustees’ fees and expenses	7,202
Other fees and expenses	27,674

Total expenses	4,525,808
Less: Fee waivers and/or expense reimbursements	(1,191,498)

Net expenses	3,334,310

Net investment income	8,308,882

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,644,245)
Futures transactions	169,188

Net realized losses on investments	(2,475,057)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,379,512
Futures transactions	133,410

Net change in unrealized gains (losses) on investments	3,512,922

Net realized and unrealized gains (losses) on investments	1,037,865

Net increase in net assets resulting from operations	$9,346,747

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Income Fund	Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

Operations
Net investment income		$8,308,882		$16,357,676
Net realized losses on investments		(2,475,057)		(10,290,781)
Net change in unrealized gains (losses) on investments		3,512,922		11,493,756

Net increase in net assets resulting from operations		9,346,747		17,560,651

Distributions to shareholders from
Net investment income
Class A		(961,685)		(2,364,368)
Class C		(46,053)		(121,803)
Administrator Class		(713,267)		(2,105,923)
Institutional Class		(4,689,104)		(8,589,073)
Investor Class		(2,263,662)		(5,527,588)

Total distributions to shareholders		(8,673,771)		(18,708,755)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,408,466	54,468,440	16,609,045	142,249,012
Class C	195,258	1,659,926	1,471,494	12,583,348
Administrator Class	3,269,401	27,684,256	16,037,475	136,840,531
Institutional Class	29,888,745	253,977,979	126,731,420	1,084,663,988
Investor Class	4,134,709	35,158,346	13,846,035	118,606,838

		372,948,947		1,494,943,717

Reinvestment of distributions
Class A	89,391	759,692	219,878	1,882,345
Class C	4,082	34,690	11,700	100,162
Administrator Class	63,111	534,372	206,734	1,763,127
Institutional Class	371,293	3,154,992	610,542	5,223,955
Investor Class	246,877	2,099,364	589,761	5,050,370

		6,583,110		14,019,959

Payment for shares redeemed
Class A	(9,229,948)	(78,425,981)	(22,479,813)	(192,388,389)
Class C	(515,649)	(4,380,819)	(1,731,271)	(14,816,194)
Administrator Class	(4,619,346)	(39,098,396)	(27,810,867)	(237,252,666)
Institutional Class	(32,295,439)	(274,369,621)	(87,878,062)	(751,540,648)
Investor Class	(6,741,695)	(57,329,316)	(20,555,497)	(176,043,901)

		(453,604,133)		(1,372,041,798)

Net increase (decrease) in net assets resulting from capital share transactions		(74,072,076)		136,921,878

Total increase (decrease) in net assets		(73,399,100)		135,773,774

Net assets
Beginning of period		1,269,168,898		1,133,395,124

End of period		$1,195,769,798		$1,269,168,898

Undistributed (overdistributed) net investment income		$(337,668)		$27,221

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	23

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class A		2011	2010[1]	2010	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09	$9.12
Net investment income	0.05	0.10	0.04	0.17	0.31	0.43	0.47
Net realized and unrealized gains (losses) on investments	0.00	0.02	0.04	0.48	(0.68)	(0.37)	(0.02)

Total from investment operations	0.05	0.12	0.08	0.65	(0.37)	0.06	0.45
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.04)	(0.20)	(0.31)	(0.44)	(0.48)
Net asset value, end of period	$8.52	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09
Total return[3]	0.62%	1.37%	0.94%	8.22%	(4.27)%	0.68%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.87%	0.88%	0.91%	0.93%	1.08%	1.06%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.73%	0.80%
Net investment income	1.19%	1.17%	1.62%	1.98%	3.70%	4.89%	5.13%
Supplemental data
Portfolio turnover rate	21%	60%	9%	45%	32%	48%	28%
Net assets, end of period (000’s omitted)	$137,609	$160,768	$208,845	$154,016	$44,163	$42,615	$44,858

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Class C		2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.52	$8.52	$8.48	$8.03	$8.57
Net investment income	0.02	0.04	0.02	0.12	0.21
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.04	0.47	(0.54)

Total from investment operations	0.02	0.05	0.06	0.59	(0.33)
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.14)	(0.21)
Net asset value, end of period	$8.52	$8.52	$8.52	$8.48	$8.03
Total return[3]	0.25%	0.61%	0.75%	7.41%	(3.85)%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.62%	1.63%	1.67%	1.64%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.44%	0.43%	0.88%	1.30%	2.77%
Supplemental data
Portfolio turnover rate	21%	60%	9%	45%	32%
Net assets, end of period (000’s omitted)	$16,436	$19,117	$21,226	$16,519	$4,775

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Administrator Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.48	$8.48	$8.45	$8.00	$8.68	$9.06	$9.09
Net investment income	0.06	0.11	0.04	0.19	0.32	0.46	0.49
Net realized and unrealized gains (losses) on investments	0.01	0.02	0.03	0.46	(0.68)	(0.38)	(0.02)

Total from investment operations	0.07	0.13	0.07	0.65	(0.36)	0.08	0.47
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.04)	(0.20)	(0.32)	(0.46)	(0.50)
Net asset value, end of period	$8.49	$8.48	$8.48	$8.45	$8.00	$8.68	$9.06
Total return[2]	0.81%	1.52%	0.86%	8.41%	(4.15)%	0.84%	5.27%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.79%	0.79%	0.81%	0.81%	0.90%	0.88%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.57%	0.60%
Net investment income	1.34%	1.33%	1.65%	2.32%	3.77%	5.03%	5.36%
Supplemental data
Portfolio turnover rate	21%	60%	9%	45%	32%	48%	28%
Net assets, end of period (000’s omitted)	$96,608	$107,449	$205,587	$82,835	$59,184	$28,254	$17,003

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Institutional Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.51	$8.51	$8.48	$8.03	$8.71	$9.09	$9.12
Net investment income	0.07	0.13	0.04	0.19	0.33	0.47	0.51
Net realized and unrealized gains (losses) on investments	0.01	0.02	0.04	0.49	(0.67)	(0.37)	(0.02)

Total from investment operations	0.08	0.15	0.08	0.68	(0.34)	0.10	0.49
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.05)	(0.23)	(0.34)	(0.48)	(0.52)
Net asset value, end of period	$8.52	$8.51	$8.51	$8.48	$8.03	$8.71	$9.09
Total return[2]	0.91%	1.72%	1.03%	8.48%	(3.93)%	1.07%	5.54%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.54%	0.54%	0.57%	0.59%	0.63%	0.61%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.54%	1.50%	2.01%	2.26%	4.09%	5.24%	5.57%
Supplemental data
Portfolio turnover rate	21%	60%	9%	45%	32%	48%	28%
Net assets, end of period (000’s omitted)	$579,939	$596,838	$260,747	$197,087	$27,680	$61,898	$42,757

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,		Year Ended May 31,
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09	$9.12
Net investment income	0.05	0.10	0.04	0.18	0.31	0.43	0.47
Net realized and unrealized gains (losses) on investments	0.01	0.01	0.04	0.47	(0.68)	(0.37)	(0.02)

Total from investment operations	0.06	0.11	0.08	0.65	(0.37)	0.06	0.45
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.04)	(0.20)	(0.31)	(0.44)	(0.48)
Net asset value, end of period	$8.53	$8.52	$8.52	$8.48	$8.03	$8.71	$9.09
Total return[2]	0.72%	1.34%	0.93%	8.18%	(4.32)%	0.64%	5.02%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%	0.92%	0.98%	0.99%	1.21%	1.23%
Net expenses	0.73%	0.73%	0.74%	0.75%	0.75%	0.78%	0.84%
Net investment income	1.16%	1.15%	1.66%	2.16%	3.69%	4.86%	5.10%
Supplemental data
Portfolio turnover rate	21%	60%	9%	45%	32%	48%	28%
Net assets, end of period (000’s omitted)	$365,177	$384,998	$436,991	$453,772	$423,039	$594,246	$718,019

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	29

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

30	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to Financial Statements (Unaudited)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At August 31, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2012	2013	2014	2015	2016	2017	2018	2019
$1,305,797	$477,614	$25,866,042	$2,154,408	$8,848,032	$35,029,445	$7,738,751	$7,448,920

As of August 31, 2011, the Fund had $4,949,516 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	31
As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$63,399,165	$0	$63,399,165
Asset-backed securities	0	157,596,059	2,645	157,598,704
Corporate bonds and notes	0	515,352,589	0	515,352,589
Municipal bonds and notes	0	35,551,556	0	35,551,556
Non-agency mortgage backed securities	0	90,065,586	0	90,065,586
Term loans	0	380,845	0	380,845
Yankee corporate bonds and bonds	0	205,350,851	0	205,350,851
Other	0	0	280,288	280,288
Short-term investments
U.S. Treasury securities	799,950	0	0	799,950
Investment companies	136,537,829	13,887,329	0	150,425,158
	$137,337,779	$1,081,583,980	$282,933	$1,219,204,692

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$16,011	$0	$0	$16,011

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- backed securities	Corporate bonds and notes	Non-agency mortgage backed securities	Other	Total
Balance as of August 31, 2011	$3,239,702	$2,713,483	$3,633,931	$382,831	$9,969,947
Accrued discounts (premiums)	(8,203)	(46,723)	(12)	0	(54,938)
Realized gains (losses)	(366,729)	(1,441)	(5,541)	0	(373,711)
Change in unrealized gains (losses)	64,370	(18,018)	18,752	(58,547)	6,557
Purchases	296,505	0	0	0	296,505
Sales	(3,223,000)	(2,647,301)	(1,779,261)	(43,996)	(7,693,558)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	(1,867,869)	0	(1,867,869)
Balance as of February 29, 2012	$2,645	$0	$0	$280,288	$282,933
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$0	$0	$(80,109)	$(80,109)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

32	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 29, 2012, the advisory fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class and 0.73% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 29, 2012, Wells Fargo Funds Distributor, LLC received $2,031 from the sale of Class A shares and $1,106 and $1,222 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	33

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended February 29, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$18,555,764	$219,166,645	$137	$313,964,585

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2012, the Fund entered into futures contracts to speculate on interest rates.

At February 29, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	1,229 Short	2-Year U.S. Treasury Notes	$270,668,048	$16,351
June 2012	35 Short	5-Year U.S. Treasury Notes	4,311,016	(340)

The Fund had an average notional amount of $334,417,369 in short futures contracts during the six months ended February 29, 2012.

On February 29, 2012, the cumulative unrealized gains on futures contracts in the amount of $16,011 is reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended February 29, 2012, the Fund paid $1,625 in commitment fees.

For the six months ended February 29, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

34	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage Ultra Short-Term Income Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	37

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

38	Wells Fargo Advantage Ultra Short-Term Income Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208528 04-12 SA223/SAR223 2-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: April 25, 2012